TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA PARTNERS FUNDS GROUP II

TRANSAMERICA PARTNERS PORTFOLIOS

1801 California Street, Ste. 5200

Denver, Colorado 80202

(Toll free) 1-888-233-4339

November 29, 2016

Dear Holder:

You are being asked to vote on a proposed reorganization of your Transamerica Partners fund into another mutual fund also managed by Transamerica Asset Management, Inc. (“TAM”). Detailed information about the proposal is contained in the enclosed combined proxy statement/prospectus.

The Board of Trustees of your Transamerica Partners fund has called a Special Meeting of Holders of the fund to be held at the offices of TAM, 1801 California Street, Suite 5200, Denver, Colorado 80202, on February 10, 2017 at 10:00 a.m., Mountain Time, to consider and vote on an Agreement and Plan of Reorganization pursuant to which your fund would reorganize into the corresponding destination fund.

The proposed reorganization of your fund is part of an initiative designed to streamline the Transamerica fund family and to promote operating efficiencies. The Transamerica Partners funds were initially established primarily for retirement and benefit plan investors. Separate funds managed by TAM, branded Transamerica Funds, are offered more broadly. In a number of instances, funds in both groups overlap, and TAM believes that investors could benefit from the fund groups being combined and consolidated. The Transamerica Partners fund group has been experiencing net outflows for some time while the Transamerica Funds fund family has been growing. If approved by holders, the Transamerica Partners funds would reorganize into destination funds which are part of Transamerica Funds, which had net assets of approximately $19.9 billion as of June 30, 2016. The Transamerica Partners fund reorganizations would ultimately result in the elimination of the Transamerica Partners funds.

We have enclosed the combined proxy statement/prospectus seeking holder approval of certain of the Transamerica Partners fund reorganizations. Except for certain asset allocation funds, these are “shell” reorganizations into new destination funds specifically organized to take over the operations of the Transamerica Partners funds. The approval of additional Transamerica Partners fund reorganizations into existing destination funds is being sought via a separate combined proxy statement/prospectus.

After careful consideration, the Board of your Transamerica Partners fund unanimously approved your fund’s reorganization, and recommends that you vote “FOR” the proposal to reorganize your fund. Holders of record of the Transamerica Partners funds at the close of business on October 14, 2016 are entitled to vote at the meeting and any adjournments or postponements thereof.

Your vote is very important to us regardless of the number of shares you own. Whether or not you plan to attend the meeting in person, please read the combined proxy statement/prospectus and cast your vote promptly. To cast your vote, follow the instructions on the enclosed proxy card to vote by telephone or on the internet or complete, sign and return the proxy card in the enclosed postage-paid envelope.

If you have any questions, please call Computershare at 1-866-438-2987.

Sincerely,

Marijn P. Smit

Chairman of the Board. President

and Chief Executive Officer

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA PARTNERS FUNDS GROUP II

TRANSAMERICA PARTNERS PORTFOLIOS

1801 California Street, Ste. 5200

Denver, Colorado 80202

(Toll free) 1-888-233-4339

NOTICE OF SPECIAL MEETING OF HOLDERS

Scheduled for February 10, 2017

Special meetings of the holders of the funds identified below (for each fund, a “Special Meeting”) will be held at the offices of Transamerica Asset Management, Inc., 1801 California Street, Suite 5200, Denver, Colorado 80202, on February 10, 2017 at 10:00 a.m., Mountain Time, to consider and vote on the following:

GROUP 1—HIGH QUALITY BOND FUNDS

PROPOSAL 1A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica High Quality Bond’s acquisition of all of the assets of Transamerica Partners High Quality Bond, in exchange for Transamerica High Quality Bond’s assumption of all of the liabilities of Transamerica Partners High Quality Bond and Class R shares of Transamerica High Quality Bond, and the distribution of the Class R shares of Transamerica High Quality Bond to the holders of the shares of Transamerica Partners High Quality Bond in complete redemption of their Transamerica Partners High Quality Bond shares, and (ii) the dissolution of Transamerica Partners High Quality Bond;

PROPOSAL 1B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica High Quality Bond’s acquisition of all of the assets of Transamerica Partners Institutional High Quality Bond, in exchange for Transamerica High Quality Bond’s assumption of all of the liabilities of Transamerica Partners Institutional High Quality Bond and Class R4 shares of Transamerica High Quality Bond, and the distribution of the Class R4 shares of Transamerica High Quality Bond to the holders of the shares of Transamerica Partners Institutional High Quality Bond in complete redemption of their Transamerica Partners Institutional High Quality Bond shares, and (ii) the dissolution of Transamerica Partners Institutional High Quality Bond;

PROPOSAL 1C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica High Quality Bond’s acquisition of all of the assets of Transamerica Partners High Quality Bond Portfolio, in exchange for Transamerica High Quality Bond’s assumption of all of the liabilities of Transamerica Partners High Quality Bond Portfolio and Class I3 shares of Transamerica High Quality Bond, and the distribution of the Class I3 shares of Transamerica High Quality Bond to the holders of the beneficial interests in Transamerica Partners High Quality Bond Portfolio in complete redemption of their Transamerica Partners High Quality Bond Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners High Quality Bond Portfolio;

GROUP 2—INFLATION-PROTECTED SECURITIES FUNDS

PROPOSAL 2A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Inflation-Protected Securities’ acquisition of all of the assets of Transamerica Partners Inflation-Protected Securities, in exchange for Transamerica Inflation-Protected Securities’ assumption of all of the liabilities of Transamerica Partners Inflation-Protected Securities and Class R shares of Transamerica Inflation-Protected Securities, and the distribution of the Class R shares of Transamerica Inflation-Protected Securities to the holders of the shares of Transamerica Partners Inflation-Protected Securities in complete redemption of their Transamerica Partners Inflation-Protected Securities shares, and (ii) the dissolution of Transamerica Partners Inflation-Protected Securities;

PROPOSAL 2B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Inflation-Protected Securities’ acquisition of all of the assets of Transamerica Partners Institutional Inflation-Protected Securities, in exchange for Transamerica Inflation-Protected Securities’ assumption of all of the liabilities of Transamerica Partners Institutional Inflation-Protected Securities and Class R4 shares of Transamerica Inflation-Protected Securities, and the distribution of the Class R4 shares of Transamerica Inflation-Protected Securities to the holders of the shares of Transamerica Partners Institutional Inflation-Protected Securities in complete redemption of their Transamerica Partners Institutional Inflation-Protected Securities shares, and (ii) the dissolution of Transamerica Partners Institutional Inflation-Protected Securities;

PROPOSAL 2C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Inflation-Protected Securities’ acquisition of all of the assets of Transamerica Partners Inflation-Protected Securities Portfolio, in exchange for Transamerica Inflation-Protected Securities’ assumption of all of the liabilities of Transamerica Partners Inflation-Protected Securities Portfolio and Class I3 shares of Transamerica Inflation-Protected Securities, and the distribution of the Class I3 shares of Transamerica Inflation-Protected Securities to the holders of the beneficial interests in Transamerica Partners Inflation-Protected Securities Portfolio in complete redemption of their Transamerica Partners Inflation-Protected Securities Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Inflation-Protected Securities Portfolio;

GROUP 3—LARGE CORE FUNDS

PROPOSAL 3A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Core’s acquisition of all of the assets of Transamerica Partners Large Core, in exchange for Transamerica Large Core’s assumption of all of the liabilities of Transamerica Partners Large Core and Class R shares of Transamerica Large Core, and the distribution of the Class R shares of Transamerica Large Core to the holders of the shares of Transamerica Partners Large Core in complete redemption of their Transamerica Partners Large Core shares, and (ii) the dissolution of Transamerica Partners Large Core;

PROPOSAL 3B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Core’s acquisition of all of the assets of Transamerica Partners Institutional Large Core, in exchange for Transamerica Large Core’s assumption of all of the liabilities of Transamerica Partners Institutional Large Core and Class R4 shares of Transamerica Large Core, and the distribution of the Class R4 shares of Transamerica Large Core to the holders of the shares of Transamerica Partners Institutional Large Core in complete redemption of their Transamerica Partners Institutional Large Core shares, and (ii) the dissolution of Transamerica Partners Institutional Large Core;

PROPOSAL 3C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Core’s acquisition of all of the assets of Transamerica Partners Large Core Portfolio, in exchange for Transamerica Large Core’s assumption of all of the liabilities of Transamerica Partners Large Core Portfolio and Class I3 shares of Transamerica Large Core, and the distribution of the Class I3 shares of Transamerica Large Core to the holders of the beneficial interests in Transamerica Partners Large Core Portfolio in complete redemption of their Transamerica Partners Large Core Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Large Core Portfolio;

GROUP 4—LARGE GROWTH FUNDS

PROPOSAL 4A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Growth’s acquisition of all of the assets of Transamerica Partners Large Growth, in exchange for Transamerica Large Growth’s assumption of all of the liabilities of Transamerica Partners Large Growth and Class R shares of Transamerica Large Growth, and the distribution of the Class R shares of Transamerica Large Growth to the holders of the shares of Transamerica Partners Large Growth in complete redemption of their Transamerica Partners Large Growth shares, and (ii) the dissolution of Transamerica Partners Large Growth;

PROPOSAL 4B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Growth’s acquisition of all of the assets of Transamerica Partners Institutional Large Growth, in exchange for Transamerica Large Growth’s assumption of all of the liabilities of Transamerica Partners Institutional Large Growth and Class R4 shares of Transamerica Large Growth, and the distribution of the Class R4 shares of Transamerica Large Growth to the holders of the shares of Transamerica Partners Institutional Large Growth in complete redemption of their Transamerica Partners Institutional Large Growth shares, and (ii) the dissolution of Transamerica Partners Institutional Large Growth;

PROPOSAL 4C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Growth’s acquisition of all of the assets of Transamerica Partners Large Growth Portfolio, in exchange for Transamerica Large Growth’s assumption of all of the liabilities of Transamerica Partners Large Growth Portfolio and Class I3 shares of Transamerica Large Growth, and the distribution of the Class I3 shares of Transamerica Large Growth to the holders of the beneficial interests in Transamerica Partners Large Growth Portfolio in complete redemption of their Transamerica Partners Large Growth Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Large Growth Portfolio;

GROUP 5—LARGE VALUE FUNDS

PROPOSAL 5A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Value Opportunities’ acquisition of all of the assets of Transamerica Partners Large Value, in exchange for Transamerica Large Value Opportunities’ assumption of all of the liabilities of Transamerica Partners Large Value and Class R shares of Transamerica Large Value Opportunities, and the distribution of the Class R shares of Transamerica Large Value Opportunities to the holders of the shares of Transamerica Partners Large Value in complete redemption of their Transamerica Partners Large Value shares, and (ii) the dissolution of Transamerica Partners Large Value;

PROPOSAL 5B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Value Opportunities’ acquisition of all of the assets of Transamerica Partners Institutional Large Value, in exchange for Transamerica Large Value Opportunities’ assumption of all of the liabilities of Transamerica Partners Institutional Large Value and Class R4 shares of Transamerica Large Value Opportunities, and the distribution of the Class R4 shares of Transamerica Large Value Opportunities to the holders of the shares of Transamerica Partners Institutional Large Value in complete redemption of their Transamerica Partners Institutional Large Value shares, and (ii) the dissolution of Transamerica Partners Institutional Large Value;

PROPOSAL 5C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Large Value Opportunities’ acquisition of all of the assets of Transamerica Partners Large Value Portfolio, in exchange for Transamerica Large Value Opportunities’ assumption of all of the liabilities of Transamerica Partners Large Value Portfolio and Class I3 shares of Transamerica Large Value Opportunities, and the distribution of the Class I3 shares of Transamerica Large Value Opportunities to the holders of the beneficial interests in Transamerica Partners Large Value Portfolio in complete redemption of their Transamerica Partners Large Value Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Large Value Portfolio;

GROUP 6—BALANCED FUNDS

PROPOSAL 6A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Balanced II’s acquisition of all of the assets of Transamerica Partners Balanced, in exchange for Transamerica Balanced II’s assumption of all of the liabilities of Transamerica Partners Balanced and Class R shares of Transamerica Balanced II, and the distribution of the Class R shares of Transamerica Balanced II to the holders of the shares of Transamerica Partners Balanced in complete redemption of their Transamerica Partners Balanced shares, and (ii) the dissolution of Transamerica Partners Balanced;

PROPOSAL 6B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Balanced II’s acquisition of all of the assets of Transamerica Partners Institutional Balanced, in exchange for Transamerica Balanced II’s assumption of all of the liabilities of Transamerica Partners Institutional Balanced and Class R4 shares of Transamerica Balanced II, and the distribution of the Class R4 shares of Transamerica Balanced II to the holders of the shares of Transamerica Partners Institutional Balanced in complete redemption of their Transamerica Partners Institutional Balanced shares, and (ii) the dissolution of Transamerica Partners Institutional Balanced;

PROPOSAL 6C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Balanced II’s acquisition of all of the assets of Transamerica Partners Balanced Portfolio, in exchange for Transamerica Balanced II’s assumption of all of the liabilities of Transamerica Partners Balanced Portfolio and Class I3 shares of Transamerica Balanced II, and the distribution of the Class I3 shares of Transamerica Balanced II to the holders of the beneficial interests in Transamerica Partners Balanced Portfolio in complete redemption of their Transamerica Partners Balanced Portfolio beneficial interests, and (ii) the dissolution of Transamerica Partners Balanced Portfolio;

GROUP 7—STOCK INDEX FUNDS

PROPOSAL 7A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Stock Index’s acquisition of all of the assets of Transamerica Partners Stock Index, in exchange for Transamerica Stock Index’s assumption of all of the liabilities of Transamerica Partners Stock Index and Class R shares of Transamerica Stock Index, and the distribution of the Class R shares of Transamerica Stock Index to the holders of the shares of Transamerica Partners Stock Index in complete redemption of their Transamerica Partners Stock Index shares, and (ii) the dissolution of Transamerica Partners Stock Index;

PROPOSAL 7B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Stock Index’s acquisition of all of the assets of Transamerica Partners Institutional Stock Index, in exchange for Transamerica Stock Index’s assumption of all of the liabilities of Transamerica Partners Institutional Stock Index and Class R4 shares of Transamerica Stock Index, and the distribution of the Class R4 shares of Transamerica Stock Index to the holders of the shares of Transamerica Partners Institutional Stock Index in complete redemption of their Transamerica Partners Institutional Stock Index shares, and (ii) the dissolution of Transamerica Partners Institutional Stock Index;

GROUP 8—ASSET ALLOCATION LONG AND INTERMEDIATE/LONG HORIZON FUNDS

PROPOSAL 8A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Long Horizon’s acquisition of all of the assets of Transamerica Asset Allocation—Long Horizon, in exchange for Transamerica Asset Allocation Long Horizon’s assumption of all of the liabilities of Transamerica Asset Allocation—Long Horizon and Class R shares of Transamerica Asset Allocation Long Horizon, and the distribution of the Class R shares of Transamerica Asset Allocation Long Horizon to the holders of the shares of Transamerica Asset Allocation—Long Horizon in complete redemption of their Transamerica Asset Allocation—Long Horizon shares, and (ii) the dissolution of Transamerica Asset Allocation—Long Horizon;

PROPOSAL 8B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Long Horizon’s acquisition of all of the assets of Transamerica Institutional Asset Allocation—Long Horizon, in exchange for Transamerica Asset Allocation Long Horizon’s assumption of all of the liabilities of Transamerica Institutional Asset Allocation—Long Horizon and Class R4 shares of Transamerica Asset Allocation Long Horizon, and the distribution of the Class R4 shares of Transamerica Asset Allocation Long Horizon to the holders of the shares of Transamerica Institutional Asset Allocation—Long Horizon in complete redemption of their Transamerica Institutional Asset Allocation—Long Horizon shares, and (ii) the dissolution of Transamerica Institutional Asset Allocation—Long Horizon;

PROPOSAL 8C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Long Horizon’s acquisition of all of the assets of Transamerica Asset Allocation—Intermediate/Long Horizon, in exchange for Transamerica Asset Allocation Long Horizon’s assumption of all of the liabilities of Transamerica Asset Allocation—Intermediate/Long Horizon and Class R shares of Transamerica Asset Allocation Long Horizon, and the distribution of the Class R shares of Transamerica Asset Allocation Long Horizon to the holders of the shares of Transamerica Asset Allocation—Intermediate/Long Horizon in complete redemption of their Transamerica Asset Allocation—Intermediate/Long Horizon shares, and (ii) the dissolution of Transamerica Asset Allocation—Intermediate/Long Horizon;

PROPOSAL 8D:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Long Horizon’s acquisition of all of the assets of Transamerica Institutional Asset Allocation—Intermediate/Long Horizon, in exchange for Transamerica Asset Allocation Long Horizon’s assumption of all of the liabilities of Transamerica Institutional Asset Allocation—Intermediate/Long Horizon and Class R4 shares of Transamerica Asset Allocation Long Horizon, and the distribution of the Class R4 shares of Transamerica Asset Allocation Long Horizon to the holders of the shares of Transamerica Institutional Asset Allocation—Intermediate/Long Horizon in complete redemption of their Transamerica Institutional Asset Allocation—Intermediate/Long Horizon shares, and (ii) the dissolution of Transamerica Institutional Asset Allocation—Intermediate/Long Horizon;

GROUP 9—ASSET ALLOCATION INTERMEDIATE AND SHORT/INTERMEDIATE HORIZON FUNDS

PROPOSAL 9A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Intermediate Horizon’s acquisition of all of the assets of Transamerica Asset Allocation—Intermediate Horizon, in exchange for Transamerica Asset Allocation Intermediate Horizon’s assumption of all of the liabilities of Transamerica Asset Allocation—Intermediate Horizon and Class R shares of Transamerica Asset Allocation Intermediate Horizon, and the distribution of the Class R shares of Transamerica Asset Allocation Intermediate Horizon to the holders of the shares of Transamerica Asset Allocation—Intermediate Horizon in complete redemption of their Transamerica Asset Allocation—Intermediate Horizon shares, and (ii) the dissolution of Transamerica Asset Allocation—Intermediate Horizon;

PROPOSAL 9B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Intermediate Horizon’s acquisition of all of the assets of Transamerica Institutional Asset Allocation—Intermediate Horizon, in exchange for Transamerica Asset Allocation Intermediate Horizon’s assumption of all of the liabilities of Transamerica Institutional Asset Allocation—Intermediate Horizon and Class R4 shares of Transamerica Asset Allocation Intermediate Horizon, and the distribution of the Class R4 shares of Transamerica Asset Allocation Intermediate Horizon to the holders of the shares of Transamerica Institutional Asset Allocation—Intermediate Horizon in complete redemption of their Transamerica Institutional Asset Allocation—Intermediate Horizon shares, and (ii) the dissolution of Transamerica Institutional Asset Allocation—Intermediate Horizon;

PROPOSAL 9C:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Intermediate Horizon’s acquisition of all of the assets of Transamerica Asset Allocation—Short/Intermediate Horizon, in exchange for Transamerica Asset Allocation Intermediate Horizon’s assumption of all of the liabilities of Transamerica Asset Allocation—Short/Intermediate Horizon and Class R shares of Transamerica Asset Allocation Intermediate Horizon, and the distribution of the Class R shares of Transamerica Asset Allocation Intermediate Horizon to the holders of the shares of Transamerica Asset Allocation—Short/Intermediate Horizon in complete redemption of their Transamerica Asset Allocation—Short/Intermediate Horizon shares, and (ii) the dissolution of Transamerica Asset Allocation—Short/Intermediate Horizon;

PROPOSAL 9D:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Intermediate Horizon’s acquisition of all of the assets of Transamerica Institutional Asset Allocation—Short/Intermediate Horizon, in exchange for Transamerica Asset Allocation Intermediate Horizon’s assumption of all of the liabilities of Transamerica Institutional Asset Allocation—Short/Intermediate Horizon and Class R4 shares of Transamerica Asset Allocation Intermediate Horizon, and the distribution of the Class R4 shares of Transamerica Asset Allocation Intermediate Horizon to the holders of the shares of Transamerica Institutional Asset Allocation—Short/Intermediate Horizon in complete redemption of their Transamerica Institutional Asset Allocation—Short/Intermediate Horizon shares, and (ii) the dissolution of Transamerica Institutional Asset Allocation—Short/Intermediate Horizon;

GROUP 10—ASSET ALLOCATION SHORT HORIZON FUNDS

PROPOSAL 10A:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Short Horizon’s acquisition of all of the assets of Transamerica Asset Allocation—Short Horizon, in exchange for Transamerica Asset Allocation Short Horizon’s assumption of all of the liabilities of Transamerica Asset Allocation—Short Horizon and Class R shares of Transamerica Asset Allocation Short Horizon, and the distribution of the Class R shares of Transamerica Asset Allocation Short Horizon to the holders of the shares of Transamerica Asset Allocation—Short Horizon in complete redemption of their Transamerica Asset Allocation—Short Horizon shares, and (ii) the dissolution of Transamerica Asset Allocation—Short Horizon;

PROPOSAL 10B:	To approve an Agreement and Plan of Reorganization, providing for (i) Transamerica Asset Allocation Short Horizon’s acquisition of all of the assets of Transamerica Institutional Asset Allocation—Short Horizon, in exchange for Transamerica Asset Allocation Short Horizon’s 7assumption of all of the liabilities of Transamerica Institutional Asset Allocation—Short Horizon and Class R4 shares of Transamerica Asset Allocation Short Horizon, and the distribution of the Class R4 shares of Transamerica Asset Allocation Short Horizon to the holders of the shares of Transamerica Institutional Asset Allocation—Short Horizon in complete redemption of their Transamerica Institutional Asset Allocation—Short Horizon shares, and (ii) the dissolution of Transamerica Institutional Asset Allocation—Short Horizon; and

PROPOSAL 11:	To transact such other business as may properly come before the Special Meeting and any adjournments and postponements thereof.

The Board of each fund recommends that holders vote “FOR” in favor of the fund’s reorganization.

Holders of record of the funds at the close of business on October 14, 2016 are entitled to vote at the Special Meeting and any adjournments or postponements thereof.

By Order of the Boards of Trustees,

Tané T. Tyler

Vice President, Associate General Counsel and Secretary

November 29, 2016

Your vote is very important regardless of the number of votes that you hold. Holders who do not expect to attend the Special Meeting are requested to complete, sign, date and return the accompanying proxy card in the enclosed envelope, which needs no postage if mailed in the United States. It is important that your proxy card be returned promptly. For your convenience, you may also authorize your proxy by telephone or via the internet by following the enclosed instructions. If you authorize your proxy by telephone or via the internet, please do not return your proxy card unless you elect to change your vote.

If holders do not return their proxies in sufficient numbers, the funds may be required to make additional solicitations.

Funds Holding Special Meetings on February 10, 2017

Transamerica Partners Funds Group

Transamerica Partners High Quality Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners Large Core

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Balanced

Transamerica Partners Stock Index

Transamerica Institutional Asset Allocation—Long Horizon

Transamerica Institutional Asset Allocation—Intermediate/Long Horizon

Transamerica Institutional Asset Allocation—Intermediate Horizon

Transamerica Institutional Asset Allocation—Short/Intermediate Horizon

Transamerica Institutional Asset Allocation—Short Horizon

Transamerica Partners Funds Group II

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Stock Index

Transamerica Asset Allocation—Long Horizon

Transamerica Asset Allocation—Intermediate/Long Horizon

Transamerica Asset Allocation—Intermediate Horizon

Transamerica Asset Allocation—Short/Intermediate Horizon

Transamerica Asset Allocation—Short Horizon

Transamerica Partners Portfolios

Transamerica Partners High Quality Bond Portfolio

Transamerica Partners Inflation-Protected Securities Portfolio

Transamerica Partners Large Core Portfolio

Transamerica Partners Large Growth Portfolio

Transamerica Partners Large Value Portfolio

Transamerica Partners Balanced Portfolio

COMBINED PROXY STATEMENT

OF

TRANSAMERICA PARTNERS FUNDS GROUP

on behalf of its Series:

TRANSAMERICA PARTNERS HIGH QUALITY BOND

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES

TRANSAMERICA PARTNERS LARGE CORE

TRANSAMERICA PARTNERS LARGE GROWTH

TRANSAMERICA PARTNERS LARGE VALUE

TRANSAMERICA PARTNERS BALANCED

TRANSAMERICA PARTNERS STOCK INDEX

(referred to as “Investor Target Feeder Funds”)

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION—LONG HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION—INTERMEDIATE/ LONG HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION—INTERMEDIATE HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION—SHORT/INTERMEDIATE HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION—SHORT HORIZON

(referred to as “Institutional Target Asset Allocation Funds”)

TRANSAMERICA PARTNERS FUNDS GROUP II

on behalf of its Series

TRANSAMERICA PARTNERS INSTITUTIONAL HIGH QUALITY BOND

TRANSAMERICA PARTNERS INSTITUTIONAL INFLATION-PROTECTED SECURITIES

TRANSAMERICA PARTNERS INSTITUTIONAL LARGE CORE

TRANSAMERICA PARTNERS INSTITUTIONAL LARGE GROWTH

TRANSAMERICA PARTNERS INSTITUTIONAL LARGE VALUE

TRANSAMERICA PARTNERS INSTITUTIONAL BALANCED

TRANSAMERICA PARTNERS INSTITUTIONAL STOCK INDEX

(referred to as “Institutional Target Feeder Funds”)

TRANSAMERICA ASSET ALLOCATION—LONG HORIZON

TRANSAMERICA ASSET ALLOCATION—INTERMEDIATE/ HORIZON

TRANSAMERICA ASSET ALLOCATION—INTERMEDIATE HORIZON

TRANSAMERICA ASSET ALLOCATION—SHORT/INTERMEDIATE HORIZON

TRANSAMERICA ASSET ALLOCATION—SHORT HORIZON

(referred to as “Investor Target Asset Allocation Funds”)

AND

TRANSAMERICA PARTNERS PORTFOLIOS

on behalf of its Series:

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO

TRANSAMERICA PARTNERS BALANCED PORTFOLIO

(referred to as “Target Master Portfolios”)

(each, a “Target Fund” and together, the “Target Funds”)

AND

PROSPECTUS

OF

TRANSAMERICA FUNDS

on behalf of its Series:

TRANSAMERICA HIGH QUALITY BOND

TRANSAMERICA INFLATION-PROTECTED SECURITIES

TRANSAMERICA LARGE CORE

TRANSAMERICA LARGE GROWTH

TRANSAMERICA LARGE VALUE OPPORTUNITIES

TRANSAMERICA BALANCED II

TRANSAMERICA STOCK INDEX

TRANSAMERICA ASSET ALLOCATION LONG HORIZON

TRANSAMERICA ASSET ALLOCATION INTERMEDIATE HORIZON

TRANSAMERICA ASSET ALLOCATION SHORT HORIZON

(each, a “Destination Fund” and together, the “Destination Funds”)

The address and telephone number of each fund is:

1801 California Street, Suite 5200

Denver, Colorado 80202

(Toll free) 1-888-233-4339

Shares of the Destination Funds have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

An investment in any Target Fund or Destination Fund (each sometimes referred to herein as a “Fund”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Proxy Statement/Prospectus sets forth information about the Destination Funds that an investor needs to know before investing. Please read this Proxy Statement/Prospectus carefully before investing and keep it for future reference.

INTRODUCTION

This combined proxy statement/prospectus, dated November 29, 2016 (this “Proxy Statement/Prospectus”), is being furnished to holders of the Target Funds in connection with the solicitation by the Board of Trustees (each, a “Board”) of each Target Fund of proxies to be used at a Special Meeting of Holders of each Target Fund (for each Target Fund, a “Special Meeting”) to be held at the offices of Transamerica Asset Management, Inc. (“TAM”), 1801 California Street, Suite 5200, Denver, Colorado 80202, on February 10, 2017 at 10:00 a.m., Mountain Time. This Proxy Statement/Prospectus is being mailed to holders of the Target Funds on or about December 5, 2016.

Each Target Fund is a series of the trust noted on the cover page. Transamerica Partners Funds Group (“TPFG”) and Transamerica Partners Funds Group II (“TPFG II”) are each organized as a Massachusetts business trust. Transamerica Partners Portfolios is a trust governed by New York law (“TPP”). For purposes of this Proxy Statement/Prospectus, each of TPFG, TPFG II and TPP is sometimes referred to as a “Target Trust.” Each Target Trust is an open-end management investment company. Each Destination Fund is a series of Transamerica Funds, an open-end management investment company organized as a Delaware statutory trust (the “Destination Trust”).

The Target Funds, except for the Target Asset Allocation Funds (as defined below), operate in a master-feeder structure. The Target Funds do not have share classes. The Investor Target Feeder Funds, which are series of TPFG, and the Institutional Target Feeder Funds, which are series of TPFG II (collectively, the “Target Feeder Funds”) invest in securities through underlying Target Master Portfolios (with the exception of Transamerica Partners Stock Index and Transamerica Partners Institutional Stock Index (together, the “Target Stock Index Funds”) which invest in a master portfolio which is not part of the Transamerica Partners fund complex). The underlying Target Master Portfolios are series of TPP. Beneficial interests of each Target Master Portfolio are also held by insurance company separate account feeder funds and collective investment trust feeder funds (collectively, the “Non-Mutual Fund Feeder Funds”). The reorganizations described herein involve each Target Master Portfolio and its Target Feeder Funds reorganizing into a Destination Fund. The Non-Mutual Fund Feeder Funds would remain in place and hold shares of the applicable Destination Fund following the reorganizations.

The Investor Target Asset Allocation Funds and Institutional Target Asset Allocation Funds (the “Target Asset Allocation Funds”) invest in a combination of Target Feeder Funds and other Transamerica Partners feeder funds which in turn invest in underlying Target Master Portfolios and other Transamerica Partners master portfolios.

The Destination Funds have a multi-class structure. Each Destination Fund offers multiple share classes, with each class investing in the same investment portfolio and having the same investment objectives and strategies. Following the Reorganizations, only Transamerica Stock Index would operate in a master-feeder structure.

This Proxy Statement/Prospectus contains information you should know before voting on the applicable Agreement and Plan of Reorganization (each, a “Plan”) that provide for the reorganization of your Target Fund into a corresponding Destination Fund (each, a “Reorganization”). Copies of the forms of Plan are attached to this Proxy Statement/Prospectus as Exhibit A and Exhibit B.

The proposals contained in this Proxy Statement/Prospectus are grouped such that proposals for a Target Master Portfolio and its Target Feeder Funds are discussed together. Assuming requisite holder approval, a Target Master Portfolio and its Target Feeder Funds would reorganize into the corresponding Destination Fund on the same closing date.

It is possible that your Target Fund may approve its Reorganization but the Reorganization of another Target Fund in its Reorganization grouping does not receive the requisite approval. In such a case, while the consummation of one Reorganization is not contingent on the consummation of any other Reorganization, the Board of your Target Fund would evaluate whether to consummate the Reorganization or take other steps.

You are entitled to vote at the Special Meeting of each Target Fund of which you are a holder as of the close of business on October 14, 2016 (the “Record Date”). You may be receiving these materials if you are a holder of a Non-Mutual Fund Feeder Fund that invests in a Target Master Portfolio and for which you are entitled to provide voting instructions with respect to that Target Master Portfolio. For purposes of convenience in this Proxy Statement/Prospectus, shareholders and interest holders are sometimes referred to as “holders” and the shares and beneficial interests they hold in the Target Funds are sometimes referred to as “shares.”

When a Target Feeder Fund holder votes with respect to a Reorganization proposal, that vote will also constitute instructions for the Target Feeder Fund to vote in the same manner on the corresponding Reorganization proposal for the Target Master Portfolio in which it invests. Please note that, as the Target Master Portfolios have holders besides the Target Feeder Funds, it is possible that the Reorganization of a Target Master Portfolio may not be approved by the Target Master Portfolio, even if it is approved by the corresponding Target Feeder Fund holders. It is also possible that the Reorganization of a Target Master Portfolio may be approved by the Target Master Portfolio, even if it is not approved by the corresponding Target Feeder

Fund holders. For many of the Target Master Portfolios, the Target Feeder Funds represent a significant portion of the Target Master Portfolio’s assets. As a result, in voting on the proposed Reorganization of a Target Master Portfolio, the Non-Mutual Fund Feeder Funds may be outvoted by the Target Feeder Funds.

The Target Asset Allocation Funds hold interests in the Target Feeder Funds. For each proposal, each Target Asset Allocation Fund will vote its interests in any Target Feeder Funds in the same proportion in which votes are cast by other holders of the Target Feeder Fund. It is, therefore, possible that the Target Asset Allocation Funds may vote their interests in the Target Feeder Funds in which they invest differently from the way in which holders of interests in the Target Asset Allocation Funds vote on the proposed Reorganizations of the Target Asset Allocation Funds.

The following table indicates (a) which proposal relates to which Target Fund, (b) the Destination Fund that corresponds to each Target Fund, (c) the class of shares of the corresponding Destination Fund that holders of shares in each Target Fund would receive if the Plan relating to such Target Fund is approved, and (d) the page of this Proxy Statement/Prospectus on which the discussion regarding each group of proposals begins. Each Destination Fund is a newly-organized series of Transamerica Funds which will commence operations upon the consummation of the applicable Reorganizations. The Target Funds do not have share classes. The proposals are grouped, numbered and lettered for convenience.

Group	Proposal	Target Fund	Destination Fund and Shares	Page
Group 1				19
	Proposal 1A	Transamerica Partners High Quality Bond	Transamerica High Quality Bond Class R
	Proposal 1B	Transamerica Partners Institutional High Quality Bond	Transamerica High Quality Bond Class R4
	Proposal 1C	Transamerica Partners High Quality Bond Portfolio	Transamerica High Quality Bond Class I3

Group 2				32
	Proposal 2A	Transamerica Partners Inflation-Protected Securities	Transamerica Inflation-Protected Securities Class R
	Proposal 2B	Transamerica Partners Institutional Inflation-Protected Securities	Transamerica Inflation-Protected Securities Class R4
	Proposal 2C	Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Inflation-Protected Securities Class I3

Group 3				46
	Proposal 3A	Transamerica Partners Large Core	Transamerica Large Core Class R
	Proposal 3B	Transamerica Partners Institutional Large Core	Transamerica Large Core Class R4
	Proposal 3C	Transamerica Partners Large Core Portfolio	Transamerica Large Core Class I3

Group 4				57
	Proposal 4A	Transamerica Partners Large Growth	Transamerica Large Growth Class R
	Proposal 4B	Transamerica Partners Institutional Large Growth	Transamerica Large Growth Class R4
	Proposal 4C	Transamerica Partners Large Growth Portfolio	Transamerica Large Growth Class I3

Group 5				68
	Proposal 5A	Transamerica Partners Large Value	Transamerica Large Value Opportunities Class R
	Proposal 5B	Transamerica Partners Institutional Large Value	Transamerica Large Value Opportunities Class R4
	Proposal 5C	Transamerica Partners Large Value Portfolio	Transamerica Large Value Opportunities Class I3

Group 6				79
	Proposal 6A	Transamerica Partners Balanced	Transamerica Balanced II Class R
	Proposal 6B	Transamerica Partners Institutional Balanced	Transamerica Balanced II Class R4
	Proposal 6C	Transamerica Partners Balanced Portfolio	Transamerica Balanced II Class I3

Group 7				95
	Proposal 7A	Transamerica Partners Stock Index	Transamerica Stock Index Class R
	Proposal 7B	Transamerica Partners Institutional Stock Index	Transamerica Stock Index Class R4

Group	Proposal	Target Fund	Destination Fund and Shares	Page
Group 8				105
	Proposal 8A	Transamerica Asset Allocation—Long Horizon	Transamerica Asset Allocation Long Horizon Class R
	Proposal 8B	Transamerica Institutional Asset Allocation—Long Horizon	Transamerica Asset Allocation Long Horizon Class R4
	Proposal 8C	Transamerica Asset Allocation—Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon Class R
	Proposal 8D	Transamerica Institutional Asset Allocation—Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon Class R4

Group 9				121
	Proposal 9A	Transamerica Asset Allocation—Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R
	Proposal 9B	Transamerica Institutional Asset Allocation—Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R4
	Proposal 9C	Transamerica Asset Allocation—Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R
	Proposal 9D	Transamerica Institutional Asset Allocation—Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R4

Group 10				137
	Proposal 10A	Transamerica Asset Allocation—Short Horizon	Transamerica Asset Allocation Short Horizon Class R
	Proposal 10B	Transamerica Institutional Asset Allocation—Short Horizon	Transamerica Asset Allocation Short Horizon Class R4

In Reorganization Groups 1 through 7, the Investor Target Feeder Fund would reorganize first in a “shell” Reorganization into the applicable newly-formed Destination Fund. A copy of the form of Plan for these Reorganizations (Proposals 1A, 2A, 3A, 4A, 5A, 6A and 7A) is attached to this Proxy Statement/Prospectus as Exhibit A. The Institutional Target Feeder Fund would then reorganize followed by the Target Master Portfolio, as applicable. A copy of the form of Plan for these Reorganizations (Proposals 1B, 1C, 2B, 2C, 3B, 3C, 4B, 4C, 5B, 5C, 6B, 6C and 7B) is attached to this Proxy Statement/Prospectus as Exhibit B. Each Target Master Portfolio and the Target Feeder Funds that invest in such Target Master Portfolio will reorganize into the corresponding Destination Fund on the same closing date.

In Reorganization Groups 8 through 10, an Institutional Target Asset Allocation Fund would reorganize first in a “shell” Reorganization into the applicable newly-formed Destination Fund. A copy of the form of Plan for these Reorganizations (Proposals 8B, 9B and 10B) is attached to this Proxy Statement/Prospectus as Exhibit A. The Investor Target Asset Allocation Fund(s) and other Institutional Target Asset Allocation Fund, as applicable, would then reorganize. A copy of the form of Plan for these Reorganizations (Proposals 8A, 8C, 8D, 9A, 9C, 9D and 10A) is attached to this Proxy Statement/Prospectus as Exhibit B. The Target Asset Allocations Funds in each Reorganization grouping will reorganize into the corresponding Destination Fund on the same closing date.

Please read this Proxy Statement/Prospectus, including the exhibits, carefully. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your Target Fund’s Reorganization.

The date of this Proxy Statement/Prospectus is November 29, 2016.

For more complete information about each Fund, please read the Fund’s summary prospectus, prospectus and statement of additional information (or Part A and Part B with respect to a Target Master Portfolio), as they may be amended and/or supplemented. Each Fund’s summary prospectus, prospectus and statement of additional information (or Part A and Part B), and other additional information about each Fund, has been filed with the SEC (http://www.sec.gov) and is available upon request and without charge by calling the toll-free numbers shown below:

Where to get More Information

Each Fund’s current summary prospectus, prospectus and statement of additional information (or Part A and Part B), including any applicable supplements thereto.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Funds’ toll-free number: 1-888-233-4339 or by visiting the Target Funds’ website at http://www.transamericapartners.com/content/prospectus.aspx and the Destination Funds’ website at https://www.transamerica.com/individual/products/mutual-funds/prospectus/.

Each Fund’s most recent annual and semi-annual reports to shareholders.

On file with the SEC (http://www.sec.gov) and available at no charge by calling the Funds’ toll-free number: 1-888-233-4339 or by visiting the Target Funds’ website at http://www.transamericapartners.com/content/prospectus.aspx and the Destination Funds’ website at https://www.transamerica.com/individual/products/mutual-funds/prospectus/. See “Available Information.”

A statement of additional information for this Proxy Statement/Prospectus, dated November 29, 2016 (the “SAI”). The SAI contains additional information about the Target Funds and the Destination Funds.

On file with the SEC (http://www.sec.gov) and available at no charge by calling the Funds’ toll-free number: 1-888-233-4339 or by visiting the Target Funds’ website at http://www.transamericapartners.com/content/prospectus.aspx and the Destination Funds’ website at https://www.transamerica.com/individual/products/mutual-funds/prospectus/. The SAI is incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus.	Call Computershare at the following toll-free telephone number: 1-866-438-2987.

Beneficial interests in the Target Master Portfolios are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Only investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Target Master Portfolios. This Proxy Statement/Prospectus is not an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Portfolios.

Each Target Fund’s prospectus and statement of additional information (or Part A and Part B), each dated May 1, 2016, as supplemented, are incorporated by reference into this Proxy Statement/Prospectus.

SUMMARY

This Summary section is a summary of more complete information contained elsewhere in this Proxy Statement/Prospectus, set forth in the Plan relating to the respective Reorganization and/or incorporated by reference herein. Holders should read the entire Proxy Statement/Prospectus, including the exhibits, carefully.

Why are the Reorganizations being proposed?

The proposed Reorganizations are part of an initiative designed to streamline the Transamerica fund family and to promote operating efficiencies. The Reorganizations would combine the Transamerica Partners funds into Transamerica Funds, a larger and growing fund complex. The initiative would also eliminate certain redundancies in product offerings as, in a number of instances, funds in both groups overlap. If approved, the Reorganizations would ultimately result in the elimination of the Transamerica Partners funds.

Your Target Fund is part of the Transamerica Partners funds. The Transamerica Partners funds were initially established primarily for retirement and benefit plan investors. A separate group of mutual funds managed by TAM, branded Transamerica Funds, are offered more broadly. The Transamerica Partners funds have been experiencing net outflows for a number of years. These outflows have resulted in certain diseconomies, including fixed costs representing an increasing percentage of a smaller asset base and the funds losing the benefit of previously attained fee breakpoints. The Target Funds appear to have limited distribution opportunities and prospects for future asset growth. In addition, the Target Funds’ current contractual expense limitations expire on May 1, 2017, and TAM does not currently expect to maintain the expense limitations for many of the Target Funds at their current levels beyond May 1, 2017 should the Reorganizations not occur. On the other hand, Transamerica Funds is growing, with net assets of approximately $19.9 billion as of June 30, 2016. TAM believes that investors could benefit from the fund groups being combined.

It is proposed that each Target Fund reorganize into a newly-organized Destination Fund in Transamerica Funds that will commence operations upon consummation of the applicable Reorganizations. Transamerica Funds offers increased distribution capabilities and greater potential for asset growth and efficiencies, including the potential for lower expense ratios.

Each Target Fund would reorganize into a Destination Fund with the same or compatible investment objective and strategies. Each Target Feeder Fund and its related Target Master Portfolio would reorganize into a Destination Fund with the same sub-adviser(s)

as the applicable Target Master Portfolio. Each of the Target Asset Allocation Funds would reorganize into a Destination Fund for which, like the Target Asset Allocation Fund, TAM makes day-to-day securities purchase and sale decisions without the use of a sub-adviser. The Target Stock Index Funds would continue to be managed by TAM and to invest in the same third party master portfolio. While the fees of the Target Funds and Destination Funds may differ in structure and amount, it is currently expected that the total net expenses for the Target Funds would, when compared to the pro forma total net expenses of the applicable Destination Fund and share class, in most cases be lower or stay the same following the Reorganizations. In a limited number of cases, the total net expenses of certain Target Master Portfolios are estimated to increase, but those expenses are expected to remain at the current expense limitations of those Target Master Portfolios. In addition, certain Target Asset Allocation Funds, which would have greater equity exposure following the applicable Reorganizations, are estimated to experience an increase in total expenses.

How will the Reorganizations work?

•	On the applicable closing date, each Target Fund will transfer all of its property and assets to the corresponding Destination Fund. In exchange, the applicable Destination Fund will assume all of the liabilities of the applicable Target Fund and issue shares to that Target Fund, as described below.

•	In each Reorganization, the applicable Destination Fund will issue shares of the applicable class to the applicable Target Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Feeder Fund’s or Target Asset Allocation Fund’s shares (or beneficial interests in the case of the Target Master Portfolios), as applicable. Holders of shares of Investor Target Feeder Funds and Investor Target Asset Allocation Funds will receive Class R shares. Holders of shares of Institutional Target Feeder Funds and Institutional Target Asset Allocation Funds will receive Class R4 shares. Holders of beneficial interests in the Target Master Portfolios will receive Class I3 shares.

•	Shares of the applicable class of the applicable Destination Fund will then be distributed by the applicable Target Fund to holders of shares (or beneficial interests) in the Target Fund on a pro rata basis in complete redemption of the holders’ shares (or beneficial interests) and in complete liquidation of the Target Fund. Therefore, on the closing date, upon completion of the applicable Reorganization, each holder of shares (or beneficial interests) in the applicable Target Fund will hold shares of the applicable class of the corresponding Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the holder’s shares (or beneficial interests) in the applicable Target Fund immediately prior to the Reorganization. The net asset value attributable to each Target Fund will be determined using the Target Fund’s valuation policies and procedures, and the net asset value attributable to a class of shares of each Destination Fund will be determined using the Destination Fund’s valuation policies and procedures. The portfolio assets of each Target Fund and corresponding Destination Fund are valued using the same valuation policies and procedures.

•	For each of Reorganization Group 1-6, the Target Master Portfolio and the Target Feeder Funds that invest in such Target Master Portfolio will reorganize into the corresponding Destination Fund on the same closing date. In terms of mechanics, prior to the applicable Reorganization, each Target Feeder Fund (other than the Target Stock Index Funds) will redeem its interest in the applicable Target Master Portfolio in kind, subject to its pro rata share of liabilities, and then complete its Reorganization into the applicable Destination Fund. The Reorganizations of the Target Feeder Funds will occur prior to the Reorganization of the relevant Target Master Portfolio. Following completion of the Reorganizations of the Target Feeder Funds, the applicable Target Master Portfolio will complete its Reorganization with the applicable Destination Fund. At the time of each Target Master Portfolio Reorganization, the applicable Non-Mutual Fund Feeder Funds will be the only holders of the Target Master Portfolio.

•	Each of the Target Stock Index Funds, which invest in the S&P 500 Index Master Portfolio (a master portfolio which is not part of the Transamerica Partners fund complex), will contribute its interest in that master portfolio to Transamerica Stock Index, the Destination Fund, in return for shares of Transamerica Stock Index. After the Reorganizations, Transamerica Stock Index would operate as a feeder fund of the S&P 500 Index Master Portfolio.

•	The Reorganizations of the Target Feeder Funds are expected to occur prior to the Reorganizations of the Target Asset Allocation Funds. Following the Reorganizations of the Target Feeder Funds, the Target Asset Allocation Funds will hold Class R and R4 shares of multiple underlying Destination Funds. Prior to the Reorganizations of the Target Asset Allocation Funds, the Target Asset Allocation Funds will exchange the Class R and R4 shares of the relevant underlying Destination Funds for Class I3 shares of such Destination Funds. This exchange is necessary to implement the pricing structure of the Destination Funds where, unlike the Target Asset Allocation Funds, Rule 12b-1 fees will be charged at asset allocation fund level and not at the underlying fund level. Following the exchange, each Target Asset Allocation Fund will, as part of the Reorganization of the Target Asset Allocation Fund, contribute those Class I3 shares to the applicable Destination Fund in exchange for Class R or R4 shares of the Destination Fund, as applicable, as described above.

•	Each Target Fund will be terminated after consummation of its Reorganization.

•	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations.

•	Following the Reorganizations, TAM will continue to act as investment manager to each Destination Fund and the relevant sub-advisers will continue to serve as sub-advisers to the Destination Funds.

What are the federal income tax consequences of the Reorganizations?

For each Reorganization involving a Target Feeder Fund or a Target Asset Allocation Fund, for federal income tax purposes, no gain or loss is expected to be recognized by holders or, generally, the Target Feeder Fund or Target Asset Allocation Fund, as applicable, as a result of the Reorganization.

The Reorganization of each Target Master Portfolio may be a taxable transaction. The exchange of each Target Master Portfolio’s assets for the applicable class of shares of the corresponding Destination Fund and the Destination Fund’s assumption of the Target Master Portfolio’s liabilities is expected, in most cases, to be a taxable exchange for federal income tax purposes, in which the Target Master Portfolio will recognize gains and losses. In such a case, holders of beneficial interests in the applicable Target Master Portfolio will be required to take into account their allocable shares of the gains and losses recognized by the Target Master Portfolio. Holders of beneficial interests in a Target Master Portfolio may also recognize gain or loss in connection with the applicable Destination Fund’s assumption of the Target Master Portfolio’s liabilities or the distribution of the applicable Destination Fund’s shares in liquidation of the Target Master Portfolio. As noted above, the only holders of the Target Master Portfolios at the time of the Reorganization of the Target Master Portfolios will be the applicable Non-Mutual Fund Feeder Funds.

For more information, please see “Information about the Proposed Reorganizations—Certain Federal Income Tax Consequences,” below.

Who bears the expenses associated with the Reorganizations?

The total costs of the initiative, including the expenses associated with the proposed Reorganizations, are estimated to be approximately $3.5 million. These costs will be shared equally by TAM, on the one hand, and, subject to certain limits, the target Transamerica Partners funds and existing destination Transamerica Funds (and ultimately the holders of those funds) on the other. The costs include the expenses associated with other proposed Transamerica Partners fund reorganizations where the approval is being sought via a separate combined proxy statement/prospectus. Costs will be allocated among the target Transamerica Partners funds and existing destination Transamerica Funds in accordance with a cost sharing methodology approved by the Boards of the funds based on, among other factors, the expected benefits of the Reorganization to each fund. For information concerning the basis point impact of these costs on each Target Fund, please see the proposals below.

Why did the Boards approve the Reorganizations?

The Board of your Target Fund, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds, TAM or Transamerica Capital, Inc. (“TCI”), the Funds’ distributor (the “Independent Trustees”), after careful consideration, has determined that the Reorganization is in the best interest of your Target Fund and will not dilute the interests of the existing holders of your Target Fund. The Board has made this determination based on various factors, which include those that are discussed in this Proxy Statement/Prospectus under the discussion of each Reorganization in the section entitled “Reasons for the Proposed Reorganizations.”

Similarly, the Board of each corresponding Destination Fund, including all of the Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of each Destination Fund and that the interests of the Destination Fund’s shareholders will not be diluted as a result of the Reorganization.

As a holder of a Non-Mutual Fund Feeder Fund, how will the Reorganizations affect me?

Following the Reorganizations, your Non-Mutual Fund Feeder Fund will remain in place and, instead of holding interests in the applicable Target Master Portfolio, would hold Class I3 shares of the applicable Destination Fund. For Non-Mutual Feeder Funds that are unregistered insurance company separate accounts or series of a collective investment trust, the Reorganizations are not expected to impact the total expense ratios or asset charges of such Non-Mutual Fund Feeder Funds. The total expense ratios of those Non-Mutual Fund Feeder Funds that are registered insurance company separate accounts may increase or decrease depending on the total net expenses of the Class I3 shares of the relevant Destination Fund as compared to the applicable Target Master Portfolio.

What happens if a Reorganization is not approved?

If the required holder approval of your Target Fund is not obtained, the Special Meeting may be adjourned as more fully described in this Proxy Statement/Prospectus. If your Target Fund’s Reorganization is not approved, you will remain a holder of your Target Fund, and the Board of your Target Fund will consider what further action may be appropriate.

It is possible that your Target Fund may approve its Reorganization but the Reorganization of another Target Fund in its Reorganization grouping does not receive the requisite approval. In such a case, while the consummation of one Reorganization is not contingent on the consummation of any other Reorganization, the Board of your Target Fund would evaluate whether to consummate the Reorganization or take other steps.

Please also note that, as the Target Master Portfolios have holders besides the Target Feeder Funds, it is possible that the Reorganization of a Target Master Portfolio may not be approved by the Target Master Portfolio, even if it is approved by Target Feeder Fund holders. It is also possible that the Reorganization of a Target Master Portfolio may be approved by the Target Master Portfolio, even if it is not approved by Target Feeder Fund holders.

Who is eligible to vote?

Holders of record of a Target Fund at the close of business on the Record Date are entitled to be present and to vote at the Special Meeting of the Target Fund or any adjournment or postponement thereof. Shares represented by properly executed proxies, unless revoked before or at the Special Meeting, will be voted according to holders’ instructions. If you sign a proxy but do not fill in a vote, your shares will not be voted to approve the applicable Plan. If any other business comes before the Special Meeting, your shares will be voted at the discretion of the persons named as proxies.

How do I vote my shares?

You can provide voting instructions by telephone by calling the toll-free number on the enclosed proxy card by going to the internet address provided on the proxy card and following the instructions. Alternatively, you can vote your shares by signing and dating the enclosed proxy card, and mailing it in the enclosed postage-paid envelope.

You can also attend the Special Meeting in person. However, even if you intend to do so, we encourage you to provide voting instructions by one of the methods described above.

It is important that you vote promptly.

GROUP 1—HIGH QUALITY BOND FUNDS

TRANSAMERICA PARTNERS HIGH QUALITY BOND

TRANSAMERICA PARTNERS INSTITUTIONAL HIGH QUALITY BOND

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA HIGH QUALITY BOND

(the “Destination Fund”)

PROPOSALS 1A, 1B AND 1C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 1A	Transamerica Partners High Quality Bond	Transamerica High Quality Bond Class R

Proposal 1B	Transamerica Partners Institutional High Quality Bond	Transamerica High Quality Bond Class R4

Proposal 1C	Transamerica Partners High Quality Bond Portfolio	Transamerica High Quality Bond Class I3

Transamerica Partners High Quality Bond would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Partners Institutional High Quality Bond would reorganize next and Transamerica Partners High Quality Bond Portfolio would reorganize last. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective and principal investment strategies and the same related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to provide a high risk-adjusted return while focusing on the preservation of capital.

	Target Funds	Destination Fund
Principal investment strategies[1]

The fund normally invests primarily in high quality debt securities with short and intermediate maturities, such as corporate bonds and notes, mortgage-backed and asset- backed securities, U.S. Treasury and government agency obligations, securities of foreign issuers (such as Yankee bonds) and repurchase agreements. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in high quality bonds and other investments with similar economic characteristics.

The dollar-weighted average effective maturity of the fund generally does not exceed three years under normal circumstances. Individual securities held by the fund may have longer maturities. Short- term debt securities generally fluctuate less in price, and have lower yields, than longer-term securities of comparable quality. The fund’s duration generally is between one and three years. Duration is a way of measuring the fund’s overall sensitivity to interest rate fluctuations. The net asset value of a fund with a shorter duration will generally fluctuate less in response to interest rate changes than that of a fund with a longer duration.

The fund considers securities rated BBB- or better by Standard and Poor’s or Fitch or Baa3 or better by Moody’s (and securities that the fund’s sub-adviser believes are of comparable quality) to be high quality. Investments in higher quality instruments may result in a lower yield than would be available from investments in lower quality instruments.

The portfolio managers of the fund use a “bottom-up” analysis, focusing on the relative value of individual securities. They also analyze the yield curve under multiple market conditions in making maturity and duration decisions for portfolio securities. The managers of the fund then attempt to select securities that will enable the fund to maintain a stable share price and at the same time to achieve a high level of income. The managers use the same bottom-up approach when deciding which securities to sell. Securities are sold when the fund needs cash to meet redemptions, or when the managers believe that better opportunities exist or that particular securities no longer fit within the overall strategy for achieving the fund’s goal.

Investment manager	TAM

Sub-adviser	Merganser Capital Management, LLC

Portfolio managers

Peter S. Kaplan, CFA: Portfolio Manager of the Target Funds since 1990; Employee of Merganser Capital Management, LLC since 1986.

Jennifer K. Wynn, CFA: Portfolio Manager of the Target Funds since 2016; Employee of Merganser Capital Management, LLC since 2000; Co-Team Leader of Short Term product.

Peter S. Kaplan, CFA: Portfolio Manager of the Destination Fund since inception[2]; Employee of Merganser Capital Management, LLC since 1986.

Jennifer K. Wynn, CFA: Portfolio Manager of the Destination Fund since inception[2]; Employee of Merganser Capital Management, LLC since 2000; Co-Team Leader of Short Term product.

[1]	Transamerica Partners High Quality Bond and Transamerica Partners Institutional High Quality Bond are feeder funds and invest in securities through Transamerica Partners High Quality Bond Portfolio, an underlying master fund having the same investment goals and strategies.
[2]	The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

	Target Funds	Destination Fund
Business

Transamerica Partners High Quality Bond is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional High Quality Bond is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners High Quality Bond Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)

Transamerica Partners High Quality Bond = $104,103,523

Transamerica Partners Institutional High Quality Bond = $56,905,011

Transamerica Partners High Quality Bond Portfolio (excluding the Target Feeder Funds) = $171,741,678

None

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.35%.

TAM also receives compensation for administrative services from Transamerica Partners High Quality Bond and Transamerica Partners Institutional High Quality Bond at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners High Quality Bond Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.38%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners High Quality Bond is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional High Quality Bond is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners High Quality Bond Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

	Target Funds	Destination Fund
Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•  1.00% for Transamerica Partners High Quality Bond and

•  0.65% for Transamerica Partners Institutional High Quality Bond.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners High Quality Bond Portfolio to 0.40%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•  1.00% for Class R shares

•  0.65% for Class R4 shares and

•  0.40% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 1 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners High Quality Bond Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional High Quality Bond will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional High Quality Bond’s operating history will be used for financial reporting purposes.

Transamerica Partners High Quality Bond*

	Transamerica Partners High Quality Bond[1]	Transamerica High Quality Bond	Combined Transamerica High Quality Bond (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.39%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.99%	0.92%	0.92%
Fee waiver and/or expense reimbursement	0.00%[5]	0.00%[6]	0.00%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.99%	0.92%	0.92%

Transamerica Partners Institutional High Quality Bond*

	Transamerica Partners Institutional High Quality Bond[1]	Transamerica High Quality Bond	Combined Transamerica High Quality Bond (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.17%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.77%	0.67%	0.67%
Fee waiver and/or expense reimbursement	0.12%[7]	0.02%[6]	0.02%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.65%	0.65%

Transamerica Partners High Quality Bond Portfolio*

	Transamerica Partners High Quality Bond Portfolio	Transamerica High Quality Bond	Combined Transamerica High Quality Bond (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.03%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.38%	0.42%	0.42%
Fee waiver and/or expense reimbursement	N/A	0.02%[6]	0.02%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.38%	0.40%	0.40%

*	Assuming only the Reorganization of Transamerica Partners High Quality Bond, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 0.98% and 0.98%, respectively. Assuming only the Reorganization of Transamerica Partners Institutional High Quality Bond, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 0.76% and 0.65%, respectively. Assuming only the Reorganization of Transamerica Partners High Quality Bond Portfolio, the pro forma gross and net expense ratios of Class I3 shares of the combined Destination Fund would be 0.76% and 0.40%, respectively.
[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners High Quality Bond Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners High Quality Bond and Transamerica Partners Institutional High Quality Bond receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners High Quality Bond and 0.05% for Transamerica Partners Institutional High Quality Bond are included in “Other expenses.” Transamerica Partners High Quality Bond Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners High Quality Bond Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners High Quality Bond, 0.06% for Transamerica Partners Institutional High Quality Bond, and 0.04% for Transamerica Partners High Quality Bond Portfolio. These costs will be assessed to the respective Funds prior to the Reorganizations.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.00%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.00% for Class R shares, 0.65% for Class R4 shares and 0.40% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.65%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 1 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners High Quality Bond

Number of years you own your shares	Transamerica Partners High Quality Bond	Transamerica High Quality Bond*	Combined Transamerica High Quality Bond (Pro Forma)*
		Class R	Class R
Year 1	$101	$94	$94
Year 3	$315	$293	$293
Year 5	$547	$509	$509
Year 10	$1,213	$1,131	$1,131

Transamerica Partners Institutional High Quality Bond

Number of years you own your shares	Transamerica Partners Intuitional High Quality Bond	Transamerica High Quality Bond*	Combined Transamerica High Quality Bond (Pro Forma)*
		Class R4	Class R4
Year 1	$66	$66	$66
Year 3	$234	$212	$212
Year 5	$416	$371	$371
Year 10	$943	$833	$833

Transamerica Partners High Quality Bond Portfolio

Number of years you own your shares	Transamerica Partners High Quality Bond Portfolio	Transamerica High Quality Bond*	Combined Transamerica High Quality Bond (Pro Forma)*
		Class I3	Class I3
Year 1	$39	$41	$41
Year 3	$122	$133	$133
Year 5	$213	$233	$233
Year 10	$480	$528	$528

*	Assuming only the Reorganization of Transamerica Partners High Quality Bond, the cost of investing in Class R shares would be: Year 1 - $100; Year 3 - $312; Year 5 - $542; and Year 10 - $1,201. Assuming only the Reorganization of Transamerica Partners Institutional High Quality Bond, the cost of investing in Class R4 shares would be: Year 1 - $66; Year 3 - $232; Year 5 - $412; and Year 10 - $932. Assuming only the Reorganization of Transamerica Partners High Quality Bond Portfolio, the cost of investing in Class I3 shares would be: Year 1 - $41; Year 3 - $207; Year 5 - $387; and Year 10 - $909.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history. Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners High Quality Bond Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional High Quality Bond will be the surviving fund for performance purposes.

Transamerica Partners High Quality Bond Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	3.50%
Worst Quarter:	9/30/2008	-1.66%

Year-to-date return as of September 30, 2016: 1.35%

Transamerica Partners High Quality Bond Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners High Quality Bond	0.04%	0.77%	2.46%	07/05/1994
BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index (reflects no deduction for fees, expenses or taxes)	0.67%	1.04%	2.75%

Transamerica Partners Institutional High Quality Bond Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	3.52%
Worst Quarter:	9/30/2008	-1.67%

Year-to-date return as of September 30, 2016: 1.63%

Transamerica Partners Institutional High Quality Bond Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional High Quality Bond	0.38%	1.11%	2.80%	09/11/2000
BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index (reflects no deduction for fees, expenses or taxes)	0.67%	1.04%	2.75%

Transamerica Partners High Quality Bond Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	6/30/2009	3.58%
Worst Quarter:	9/30/2008	-1.54%

Year-to-date return as of September 30, 2016: 1.82%

Transamerica Partners High Quality Bond Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners High Quality Bond Portfolio	0.69%	1.40%	3.09%	01/31/1994
BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index (reflects no deduction for fees, expenses or taxes)	0.67%	1.04%	2.75%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. The fund’s investments in loans are also subject to prepayment or call risk. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners High Quality Bond Funds

	Transamerica Partners High Quality Bond	Transamerica Partners Institutional High Quality Bond	Transamerica Partners High Quality Bond Portfolio
Net Assets	$104,296,484	$56,035,006	$172,079,889	*
Net Asset Value Per Share	$11.16	$10.13	$10.00
Shares Outstanding	9,343,108	5,530,811	17,207,989

*	The Net Assets of the Target Master Portfolio exclude the Target Feeder Funds’ investments in the Target Master Portfolio.

Transamerica High Quality Bond

	Transamerica High Quality Bond	Transamerica High Quality Bond Pro Forma
Net Assets
Class R	—	$104,296,484
Class R4	—	$56,035,006
Class I3	—	$172,003,658
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$10.00
Class I3	—	$10.00
Shares Outstanding
Class R	—	10,429,648
Class R4	—	5,603,501
Class I3	—	17,207,989

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 10 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1A, 1B OR 1C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 2—INFLATION-PROTECTED SECURITIES FUNDS

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES

TRANSAMERICA PARTNERS INSTITUTIONAL INFLATION-PROTECTED SECURITIES

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA INFLATION-PROTECTED SECURITIES

(the “Destination Fund”)

PROPOSALS 2A, 2B AND 2C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 2A	Transamerica Partners Inflation-Protected Securities	Transamerica Inflation-Protected Securities Class R

Proposal 2B	Transamerica Partners Institutional Inflation-Protected Securities	Transamerica Inflation-Protected Securities Class R4

Proposal 2C	Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Inflation-Protected Securities Class I3

Transamerica Partners Inflation-Protected Securities would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Partners Institutional Inflation-Protected Securities would reorganize next and Transamerica Partners Inflation-Protected Securities Portfolio would reorganize last. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective and principal investment strategies and the same related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks maximum real return consistent with the preservation of capital.

	Target Funds	Destination Fund
Principal investment strategies[1]

The fund normally invests primarily in inflation-protected securities issued by the U.S. government, its agencies and instrumentalities. The fund also invests in inflation-protected securities of U.S. issuers, foreign governments, and other foreign issuers. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in inflation-protected securities and other investments with similar economic characteristics.

The fund may also invest in securities that pay nominal rates of interest (i.e., that are not inflation-protected), including U.S. Treasury and agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, floating rate securities, high quality, short-term obligations, and repurchase agreements. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.

The fund invests primarily in investment-grade securities, but may also invest in lower quality securities. The fund may not invest more than 10% of its net assets in below investment- grade securities (commonly referred to as “junk” bonds). Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fund’s sub- adviser.

The fund seeks to maintain an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities Index, an index of inflation-protected securities. As of March 31, 2016, the duration of the index was 7.77 years. The fund may invest in securities of any maturity.

The portfolio managers of the fund use both “top down” and “bottom up” analysis to determine security and duration positions for the fund. These factors are jointly determined and are interdependent. Security sales decisions are driven by the same criteria as purchase decisions.

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate or foreign currency transactions, total return and credit default swaps. These investment strategies may be employed to attempt to alter investment characteristics of the fund’s portfolio (including to attempt to mitigate risk of loss in some fashion, or “hedge”), but they also may be used to generate income.

Investment manager	TAM

Sub-adviser	BlackRock Financial Management, Inc.

Portfolio managers

Gargi Chaudhuri: Portfolio Manager of the Target Funds since 2014; Portfolio Manager with BlackRock Financial Management, Inc. since 2010; Director; From 2009-2010, Jefferies & Co. Vice President; From 2001-2008, Bank of America Merrill Lynch, Vice President.

Martin Hegarty: Portfolio Manager of the Target Funds since 2010; Portfolio Manager with BlackRock Financial Management, Inc. since 2010; Managing Director; Senior Portfolio Manager; From 2003 – 2010, Bank of America Merrill Lynch, Director, Global Rates and Currency Group.

Gargi Chaudhuri: Portfolio Manager of the Destination Fund since inception[2]; Portfolio Manager with BlackRock Financial Management, Inc. since 2010; Director; From 2009-2010, Jefferies & Co. Vice President; From 2001-2008, Bank of America Merrill Lynch, Vice President.

Martin Hegarty: Portfolio Manager of the Destination Fund since inception[2]; Portfolio Manager with BlackRock Financial Management, Inc. since 2010; Managing Director; Senior Portfolio Manager; From 2003 – 2010, Bank of America Merrill Lynch, Director, Global Rates and Currency Group.

[1]	Transamerica Partners Inflation-Protected Securities and Transamerica Partners Institutional Inflation-Protected Securities are feeder funds and invest in securities through Transamerica Partners Inflation-Protected Securities Portfolio, an underlying master fund having the same investment goals and strategies.
[2]	The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

	Target Funds	Destination Fund
Business

Transamerica Partners Inflation-Protected Securities is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Inflation-Protected Securities is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Inflation-Protected Securities Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)

Transamerica Partners Inflation-Protected Securities = $119,168,338

Transamerica Partners Institutional Inflation-Protected Securities = $81,291,027

Transamerica Partners Inflation-Protected Securities Portfolio (excluding the Target Feeder Funds) = $65,774,341

None

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.35%.

TAM also receives compensation for administrative services from Transamerica Partners Inflation-Protected Securities and Transamerica Partners Institutional Inflation-Protected Securities at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Inflation-Protected Securities Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.38%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Inflation-Protected Securities is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Inflation-Protected Securities is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Inflation-Protected Securities Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

	Target Funds	Destination Fund
Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.00% for Transamerica Partners Inflation-Protected Securities and

•    0.65% for Transamerica Partners Institutional Inflation-Protected Securities.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Inflation-Protected Securities Portfolio to 0.40%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.00% for Class R shares,

•    0.65% for Class R4 shares and

•    0.40% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 2 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Inflation-Protected Securities Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Inflation-Protected Securities will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Inflation-Protected Securities’ operating history will be used for financial reporting purposes.

Transamerica Partners Inflation-Protected Securities*

	Transamerica Partners Inflation- Protected Securities[1]	Transamerica Inflation- Protected Securities	Combined Transamerica Inflation- Protected Securities (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.44%	0.13%[4]	0.13%[4]
Total annual fund operating expenses	1.04%	1.01%	1.01%
Fee waiver and/or expense reimbursement	0.04%[3]	0.01%[6]	0.01%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.00%	1.00%

Transamerica Partners Institutional Inflation-Protected Securities*

	Transamerica Partners Institutional Inflation- Protected Securities[1]	Transamerica Inflation- Protected Securities	Combined Transamerica Inflation- Protected Securities (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.21%	0.13%[4]	0.13%[4]
Total annual fund operating expenses	0.81%	0.76%	0.76%
Fee waiver and/or expense reimbursement	0.16%[7]	0.11%[6]	0.11%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.65%	0.65%

Transamerica Partners Inflation-Protected Securities Portfolio*

	Transamerica Partners Inflation- Protected Securities Portfolio	Transamerica Inflation- Protected Securities	Combined Transamerica Inflation- Protected Securities (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.35%	0.38%	0.38%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.08%	0.13%[4]	0.13%[4]
Total annual fund operating expenses	0.43%	0.51%	0.51%
Fee waiver and/or expense reimbursement	N/A	0.11%[6]	0.11%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.43%	0.40%	0.40%

*	Assuming only the Reorganization of Transamerica Partners Inflation-Protected Securities, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.03% and 1.00%, respectively. Assuming only the Reorganization of Transamerica Partners Institutional Inflation-Protected Securities, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 0.80% and 0.65%, respectively. Assuming only the Reorganization of Transamerica Partners Inflation-Protected Securities Portfolio, the pro forma gross and net expense ratios of Class I3 shares of the combined Destination Fund would be 1.73% and 0.40%, respectively.
[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Inflation-Protected Securities Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Inflation-Protected Securities and Transamerica Partners Institutional Inflation-Protected Securities receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Inflation-Protected Securities and 0.05% for Transamerica Partners Institutional Inflation-Protected Securities are included in “Other expenses.” Transamerica Partners Inflation-Protected Securities Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Inflation-Protected Securities Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Inflation-Protected Securities, 0.06% for Transamerica Partners Institutional Inflation-Protected Securities, and 0.03% for Transamerica Partners Inflation-Protected Securities Portfolio. These costs will be assessed to the respective Funds prior to the Reorganizations.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.00%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.00% for Class R shares, 0.65% for Class R4 shares and 0.40% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.65%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 2 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Inflation-Protected Securities

Number of years you own your shares	Transamerica Partners Inflation- Protected Securities	Transamerica Inflation- Protected Securities*	Combined Transamerica Inflation- Protected Securities (Pro Forma)*
		Class R	Class R
Year 1	$102	$102	$102
Year 3	$327	$321	$321
Year 5	$570	$557	$557
Year 10	$1,267	$1,235	$1,235

Transamerica Partners Institutional Inflation-Protected Securities

Number of years you own your shares	Transamerica Partners Intuitional Inflation- Protected Securities	Transamerica Inflation- Protected Securities*	Combined Transamerica Inflation- Protected Securities (Pro Forma)*
		Class R4	Class R4
Year 1	$66	$66	$66
Year 3	$243	$232	$232
Year 5	$434	$412	$412
Year 10	$987	$932	$932

Transamerica Partners Inflation-Protected Securities Portfolio

Number of years you own your shares	Transamerica Partners Inflation- Protected Securities Portfolio	Transamerica Inflation- Protected Securities*	Combined Transamerica Inflation- Protected Securities (Pro Forma)*
		Class I3	Class I3
Year 1	$44	$41	$41
Year 3	$138	$152	$152
Year 5	$241	$274	$274
Year 10	$542	$630	$630

*	Assuming only the Reorganization of Transamerica Partners Inflation-Protected Securities, the cost of investing in Class R shares would be: Year 1 - $102; Year 3 - $325; Year 5 - $566; and Year 10 - $1,257. Assuming only the Reorganization of Transamerica Partners Institutional Inflation-Protected Securities, the cost of investing in Class R4 shares would be: Year 1 - $66; Year 3 - $240; Year 5 - $429; and Year 10 - $976. Assuming only the Reorganization of Transamerica Partners Inflation-Protected Securities Portfolio, the cost of investing in Class I3 shares would be: Year 1 - $41; Year 3 - $415; Year 5 - $813; and Year 10 - $1,930.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Inflation-Protected Securities Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Inflation-Protected Securities will be the surviving fund for performance purposes.

Prior to May 1, 2007, each Target Fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth below for the Target Funds prior to that date is attributable to the previous sub-adviser.

Transamerica Partners Inflation-Protected Securities Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	12/31/2007	5.27%
Worst Quarter:	6/30/2013	-6.66%

Year-to-date return as of September 30, 2016: 6.26%

Transamerica Partners Inflation-Protected Securities Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Inflation-Protected Securities	-2.51%	1.58%	3.19%	02/22/1996
Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)	-1.44%	2.55%	3.93%

Transamerica Partners Institutional Inflation-Protected Securities Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	12/31/2007	5.34%
Worst Quarter:	6/30/2013	-6.54%

Year-to-date return as of September 30, 2016: 6.56%

Transamerica Partners Institutional Inflation-Protected Securities Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Inflation-Protected Securities	-2.18%	1.94%	3.55%	09/11/2000
Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)	-1.44%	2.55%	3.93%

Transamerica Partners Inflation-Protected Securities Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	12/31/2007	5.40%
Worst Quarter:	6/30/2013	-6.50%

Year-to-date return as of September 30, 2016: 8.23%

Transamerica Partners Inflation-Protected Securities Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	Since Inception	Inception Date
Transamerica Partners Inflation-Protected Securities Portfolio	-1.94%	2.19%	3.81%	05/01/2007
Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)	-1.44%	2.55%	4.11%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

CFTC Regulation – The Investment Manager has registered as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment manager to the fund. The Investment Manager is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (“CFTC”), and is a member of the National Futures Association and is also subject to its rules. Regulation of commodity investing continues to change, and additional compliance and other expenses may be incurred.

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. The fund’s investments in loans are also subject to prepayment or call risk. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Inflation-Protected Securities Funds

	Transamerica Partners Inflation- Protected Securities	Transamerica Partners Institutional Inflation- Protected Securities	Transamerica Partners Inflation- Protected Securities Portfolio*
Net Assets	$118,853,139	$79,949,579	$61,200,768
Net Asset Value Per Share	$11.39	$9.98	$10.00
Shares Outstanding	10,434,963	8,012,689	6,120,077

*	The Net Assets of the Target Master Portfolio exclude the Target Feeder Funds’ investments in the Target Master Portfolio.

Transamerica Inflation-Protected Securities

	Transamerica Inflation-Protected Securities	Combined Transamerica Inflation-Protected Securities Pro Forma
Net Assets
Class R	—	$118,853,139
Class R4	—	$79,949,579
Class I3	—	$61,124,537
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$10.00
Class I3	—	$9.99
Shares Outstanding
Class R	—	11,885,314
Class R4	—	7,994,958
Class I3	—	6,120,077

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 10 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 2A, 2B OR 2C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 3—LARGE CORE FUNDS

TRANSAMERICA PARTNERS LARGE CORE

TRANSAMERICA PARTNERS INSTITUTIONAL LARGE CORE

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA LARGE CORE

(the “Destination Fund”)

PROPOSALS 3A, 3B AND 3C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 3A	Transamerica Partners Large Core	Transamerica Large Core Class R

Proposal 3B	Transamerica Partners Institutional Large Core	Transamerica Large Core Class R4

Proposal 3C	Transamerica Partners Large Core Portfolio	Transamerica Large Core Class I3

Transamerica Partners Large Core would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Partners Institutional Large Core would reorganize next and Transamerica Partners Large Core Portfolio would reorganize last. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective and principal investment strategies and the same related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to provide capital appreciation and current income.

	Target Funds	Destination Fund
Principal investment strategies[1]

The fund normally invests primarily in issuers listed on U.S. exchanges that the fund’s sub-adviser, AJO, LP, believes are seasoned, liquid and low priced, with effective management, positive momentum, and favorable sentiment. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies and other investments with similar economic characteristics. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index[1]. As of December 31, 2015, the market capitalization of the smallest company in the Russell 1000® Index was $383 million. The fund will use an investment approach that blends growth and value.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities and real estate investment trusts (REITs).

[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Investment manager	TAM

Sub-adviser	AJO, LP

Portfolio managers

Theodore R. Aronson: Portfolio Manager of the Target Funds since 2004; Employee of AJO, LP since 1984.

Stefani Cranston: Portfolio Manager of the Target Funds since 2007; Employee of AJO, LP since 1991.

Gina Marie N. Moore: Portfolio Manager of the Target Funds since 2004; Employee of AJO, LP since 1998.

Gregory J. Rogers: Portfolio Manager of the Target Funds since 2012; Employee of AJO, LP since 1993.

Christopher J. W. Whitehead: Portfolio Manager of the Target Funds since 2009; Research Analyst from 2004 – 2009; Employee of AJO, LP since 2000.

Theodore R. Aronson: Portfolio Manager of the Destination Fund since inception[2]; Employee of AJO, LP since 1984.

Stefani Cranston: Portfolio Manager of the Destination Fund since inception[2]; Employee of AJO, LP since 1991.

Gina Marie N. Moore: Portfolio Manager of the Destination Fund since inception[2]; Employee of AJO, LP since 1998.

Gregory J. Rogers: Portfolio Manager of the Destination Fund since inception[2]; Employee of AJO, LP since 1993.

Christopher J. W. Whitehead: Portfolio Manager of the Destination Fund since inception[2]; Research Analyst from 2004 – 2009; Employee of AJO, LP since 2000.

Business

Transamerica Partners Large Core is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Large Core is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Large Core Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

[1]	Transamerica Partners Large Core and Transamerica Partners Institutional Large Core are feeder funds and invest in securities through Transamerica Partners Large Core Portfolio, an underlying master fund having the same investment goals and strategies.
[2]	The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

	Target Funds	Destination Fund
Net assets (as of June 30, 2016)

Transamerica Partners Large Core = $77,426,829

Transamerica Partners Institutional Large Core = $10,127,160

Transamerica Partners Large Core Portfolio (excluding the Target Feeder Funds) = $190,314,665

None

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.60%.

TAM also receives compensation for administrative services from Transamerica Partners Large Core and Transamerica Partners Institutional Large Core at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Large Core Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.63%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Large Core is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Large Core is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Large Core Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•   1.15% for Transamerica Partners Large Core and

•   0.90% for Transamerica Partners Institutional Large Core.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Large Core Portfolio to 0.65%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•   1.15% for Class R shares

•   0.90% for Class R4 shares and

•   0.65% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 3 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Large Core Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Large Core will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Large Core’s operating history will be used for financial reporting purposes.

Transamerica Partners Large Core*

	Transamerica Partners Large Core[1]	Transamerica Large Core	Combined Transamerica Large Core (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.60%	0.63%	0.63%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.41%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	1.26%	1.17%	1.17%
Fee waiver and/or expense reimbursement	0.11%[5]	0.02%[6]	0.02%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.15%	1.15%

Transamerica Partners Institutional Large Core*

	Transamerica Partners Institutional Large Core[1]	Transamerica Large Core	Combined Transamerica Large Core (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.60%	0.63%	0.63%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.48%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	1.33%	0.92%	0.92%
Fee waiver and/or expense reimbursement	0.43%[7]	0.02%[6]	0.02%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.90%	0.90%

Transamerica Partners Large Core Portfolio*

	Transamerica Partners Large Core Portfolio	Transamerica Large Core	Combined Transamerica Large Core (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.60%	0.63%	0.63%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.03%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.63%	0.67%	0.67%
Fee waiver and/or expense reimbursement	N/A	0.02%[6]	0.02%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.63%	0.65%	0.65%

*	Assuming only the Reorganization of Transamerica Partners Large Core, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.25% and 1.15%, respectively. Assuming only the Reorganization of Transamerica Partners Institutional Large Core, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 1.31% and 0.90%, respectively. Assuming only the Reorganization of Transamerica Partners Large Core Portfolio, the pro forma gross and net expense ratios of Class I3 shares of the combined Destination Fund would be 0.94% and 0.65%, respectively.
[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Large Core Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Large Core and Transamerica Partners Institutional Large Core receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Large Core and 0.05% for Transamerica Partners Institutional Large Core are included in “Other expenses.” Transamerica Partners Large Core Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Large Core Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Large Core, 0.01% for Transamerica Partners Institutional Large Core, and 0.00% for Transamerica Partners Large Core Portfolio. These costs will be assessed to the respective Funds prior to the Reorganizations.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.15%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.15% for Class R shares, 0.90% for Class R4 shares and 0.65% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.90%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 3 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Large Core

Number of years you own your shares	Transamerica Partners Large Core	Transamerica Large Core*	Combined Transamerica Large Core (Pro Forma)*
		Class R	Class R
Year 1	$117	$117	$117
Year 3	$389	$370	$370
Year 5	$681	$642	$642
Year 10	$1,513	$1,419	$1,419

Transamerica Partners Institutional Large Core

Number of years you own your shares	Transamerica Partners Intuitional Large Core	Transamerica Large Core*	Combined Transamerica Large Core (Pro Forma)*
		Class R4	Class R4
Year 1	$92	$92	$92
Year 3	$379	$291	$291
Year 5	$688	$507	$507
Year 10	$1,564	$1,129	$1,129

Transamerica Partners Large Core Portfolio

Number of years you own your shares	Transamerica Partners Large Core Portfolio	Transamerica Large Core*	Combined Transamerica Large Core (Pro Forma)*
		Class I3	Class I3
Year 1	$64	$66	$66
Year 3	$202	$212	$212
Year 5	$351	$371	$371
Year 10	$786	$833	$833

*	Assuming only the Reorganization of Transamerica Partners Large Core, the cost of investing in Class R shares would be: Year 1 - $117; Year 3 - $387; Year 5 - $677; and Year 10 - $1,502. Assuming only the Reorganization of Transamerica Partners Institutional Large Core, the cost of investing in Class R4 shares would be: Year 1 - $92; Year 3 - $375; Year 5 - $679; and Year 10 - $1,543. Assuming only the Reorganization of Transamerica Partners Large Core Portfolio, the cost of investing in Class I3 shares would be: Year 1 - $66; Year 3 - $271; Year 5 - $492; and Year 10 - $1,128.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Large Core Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Large Core will be the surviving fund for performance purposes.

Prior to September 16, 2009, each Target Fund had a different sub-adviser. The performance set forth below for the Target Funds for the period prior to that date is partly attributable to the previous sub-adviser.

Transamerica Partners Large Core Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	14.49%
Worst Quarter:	12/31/2008	-21.41%

Year-to-date return as of September 30, 2016: 2.58%

Transamerica Partners Large Core Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Large Core	-1.31%	13.16%	6.07%	07/05/1994
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	7.40%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Institutional Large Core Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	14.28%
Worst Quarter:	12/31/2008	-21.38%

Year-to-date return as of September 30, 2016: 2.68%

Transamerica Partners Institutional Large Core Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Large Core	-1.02%	13.50%	6.35%	09/11/2000
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	7.40%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Large Core Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	6/30/2009	14.58%
Worst Quarter:	12/31/2008	-21.28%

Year-to-date return as of September 30, 2016: 7.21%

Transamerica Partners Large Core Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Large Core Portfolio	-0.78%	13.75%	6.61%	06/27/1993
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	7.40%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Large Core Funds

	Transamerica Partners Large Core	Transamerica Partners Institutional Large Core	Transamerica Partners Large Core Portfolio*
Net Assets	$78,981,454	$10,486,782	$193,609,560
Net Asset Value Per Share	$32.23	$7.39	$10.00
Shares Outstanding	2,450,762	1,418,936	19,360,956

*	The Net Assets of the Target Master Portfolio exclude the Target Feeder Funds’ investments in the Target Master Portfolio.

Transamerica Large Core

	Transamerica Large Core	Transamerica Large Core Pro Forma
Net Assets
Class R	—	$78,981,454
Class R4	—	$10,486,782
Class I3	—	$193,569,787
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$10.00
Class I3	—	$10.00
Shares Outstanding
Class R	—	7,898,145
Class R4	—	1,048,678
Class I3	—	19,360,956

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 10 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 3A, 3B OR 3C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 4—LARGE GROWTH FUNDS

TRANSAMERICA PARTNERS LARGE GROWTH

TRANSAMERICA PARTNERS INSTITUTIONAL LARGE GROWTH

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA LARGE GROWTH

(the “Destination Fund”)

PROPOSALS 4A, 4B AND 4C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 4A	Transamerica Partners Large Growth	Transamerica Large Growth Class R

Proposal 4B	Transamerica Partners Institutional Large Growth	Transamerica Large Growth Class R4

Proposal 4C	Transamerica Partners Large Growth Portfolio	Transamerica Large Growth Class I3

Transamerica Partners Large Growth would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Partners Institutional Large Growth would reorganize next and Transamerica Partners Large Growth Portfolio would reorganize last. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have substantially similar investment objective and the same principal investment strategies and the same related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to provide a high level of capital appreciation through investments in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.	Seek to provide a high level of capital appreciation. Current income is a secondary goal.

	Target Funds	Destination Fund
Principal investment strategies[1]

The fund normally invests primarily in common stocks of companies that its sub-advisers, Jennison Associates LLC and Wellington Management Company LLP, believe have the potential for above average growth in earnings and dividends. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies and other investments with similar economic characteristics. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000®Index. As of March 31, 2016, the market capitalization of the smallest company in the Russell 1000® Index was $171 million. The fund emphasizes common and preferred stocks listed on the New York Stock Exchange and other U.S. securities exchanges and, to a lesser extent, equity securities that are listed on foreign securities exchanges and those traded over-the-counter. The fund uses multiple sub- advisers to try to control the volatility often associated with growth funds, but there can be no assurance that this strategy will succeed.

[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Investment manager	TAM

Sub-adviser	Jennison Associates LLC

Portfolio managers

Michael A. Del Balso: Lead Portfolio Manager of the Target Funds since 2009; Managing Director and Director of Research for Growth Equity of Jennison Associates LLC.

Blair A. Boyer: Portfolio Manager of the Target Funds since 2009; Managing Director of Jennison Associates LLC.

Spiros “Sig” Segalas: Portfolio Manager of the Target Funds since 2009; Director, President and Chief Investment Officer of Jennison Associates LLC.

Michael A. Del Balso: Lead Portfolio Manager of the Destination Fund since inception[2]; Managing Director and Director of Research for Growth Equity of Jennison Associates LLC.

Blair A. Boyer: Portfolio Manager of the Destination Fund since inception[2]; Managing Director of Jennison Associates LLC.

Spiros “Sig” Segalas: Portfolio Manager of the Destination Fund since inception[2]; Director, President and Chief Investment Officer of Jennison Associates LLC.

Sub-adviser	Wellington Management Company LLP

Portfolio managers	Mammen Chally, CFA: Portfolio Manager of the Target Funds since 2014; Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP; joined the firm as an investment professional in 1994.	Mammen Chally, CFA: Portfolio Manager of the Destination Fund since inception[2]; Senior Managing Director and Equity Portfolio Manager of Wellington Management Company LLP; joined the firm as an investment professional in 1994.

Business

Transamerica Partners Large Growth is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Large Growth is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Large Growth Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

[1]	Transamerica Partners Large Growth and Transamerica Partners Institutional Large Growth are feeder funds and invest in securities through Transamerica Partners Large Growth Portfolio, an underlying master fund having the same investment goals and strategies.
[2]

The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

	Target Funds	Destination Fund
Net assets (as of June 30, 2016)

Transamerica Partners Large Growth = $239,208,090

Transamerica Partners Institutional Large Growth = $102,132,206

Transamerica Partners Large Growth Portfolio (excluding the Target Feeder Funds) = $510,605,572

None

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.62%.

TAM also receives compensation for administrative services from Transamerica Partners Large Growth and Transamerica Partners Institutional Large Growth at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Large Growth Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.65% of the first $2 billion, 0.64% over $2 billion up to $3 billion, 0.63% over $3 billion up to $4 billion and 0.61% in excess of $4 billion.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Large Growth s is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Large Growth is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Large Growth Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•   1.25% for Transamerica Partners Large Growth and

•   0.90% for Transamerica Partners Institutional Large Growth.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•   1.25% for Class R shares

•   0.90% for Class R4 shares and

•   0.65% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the

	Target Funds	Destination Fund
	TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Large Growth Portfolio to 0.65%. This arrangement is voluntary and may be terminated by TAM at any time.	Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 4 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Large Growth Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Large Growth will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Large Growth’s operating history will be used for financial reporting purposes.

Transamerica Partners Large Growth*

	Transamerica Partners Large Growth[1]	Transamerica Large Growth	Combined Transamerica Large Growth (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.62%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.37%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	1.24%	1.19%	1.19%

Transamerica Partners Institutional Large Growth*

	Transamerica Partners Institutional Large Growth[1]	Transamerica Large Growth	Combined Transamerica Large Growth (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.62%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.14%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	1.01%	0.94%	0.94%
Fee waiver and/or expense reimbursement	0.11%[7]	0.04%[6]	0.04%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90%	0.90%	0.90%

Transamerica Partners Large Growth Portfolio*

	Transamerica Partners Large Growth Portfolio	Transamerica Large Growth	Combined Transamerica Large Growth (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.62%	0.65%	0.65%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.02%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.64%	0.69%	0.69%
Fee waiver and/or expense reimbursement	N/A	0.04%[6]	0.04%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.65%	0.65%

*	Assuming only the Reorganization of Transamerica Partners Large Growth, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.23% and 1.23%, respectively. Assuming only the Reorganization of Transamerica Partners Institutional Large Growth, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 0.99% and 0.90%, respectively. Assuming only the Reorganization of Transamerica Partners Large Growth Portfolio, the pro forma gross and net expense ratios of Class I3 shares of the combined Destination Fund would be 1.11% and 0.65%, respectively.
[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Large Growth Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Large Growth and Transamerica Partners Institutional Large Growth receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Large Growth and 0.05% for Transamerica Partners Institutional Large Growth are included in “Other expenses.” Transamerica Partners Large Growth Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Large Growth Portfolio pays no separate administrative services fees.

[3]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Large Growth, 0.01% for Transamerica Partners Institutional Large Growth, and 0.02% for Transamerica Partners Large Growth Portfolio. These costs will be assessed to the respective Funds prior to the Reorganizations.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.25%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.25% for Class R shares, 0.90% for Class R4 shares and 0.65% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.90%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 4 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Large Growth

Number of years you own your shares	Transamerica Partners Large Growth	Transamerica Large Growth*	Combined Transamerica Large Growth (Pro Forma)*
		Class R	Class R
Year 1	$126	$117	$117
Year 3	$393	$374	$374
Year 5	$681	$650	$650
Year 10	$1,500	$1,440	$1,440

Transamerica Partners Institutional Large Growth

Number of years you own your shares	Transamerica Partners Intuitional Large Growth	Transamerica Large Growth*	Combined Transamerica Large Growth (Pro Forma)*
		Class R4	Class R4
Year 1	$92	$92	$92
Year 3	$311	$296	$296
Year 5	$547	$516	$516
Year 10	$1,226	$1,151	$1,151

Transamerica Partners Large Growth Portfolio

Number of years you own your shares	Transamerica Partners Large Growth Portfolio	Transamerica Large Growth*	Combined Transamerica Large Growth (Pro Forma)*
		Class I3	Class I3
Year 1	$65	$66	$66
Year 3	$205	$217	$217
Year 5	$357	$380	$380
Year 10	$798	$855	$855

*	Assuming only the Reorganization of Transamerica Partners Large Growth, the cost of investing in Class R shares would be: Year 1 - $125; Year 3 - $390; Year 5 - $676; and Year 10 - $1,489. Assuming only the Reorganization of Transamerica Partners Institutional Large Growth, the cost of investing in Class R4 shares would be: Year 1 - $92; Year 3 - $306; Year 5 - $538; and Year 10 - $1,205. Assuming only the Reorganization of Transamerica Partners Large Growth Portfolio, the cost of investing in Class I3 shares would be: Year 1 - $66; Year 3 - $307; Year 5 - $567; and Year 10 - $1,310.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Large Growth Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Large Growth will be the surviving fund for performance purposes.

Prior to September 16, 2009, each Target Fund had a different sub-adviser. The performance set forth below for the Target Funds for the period prior to that date is partly attributable to the previous sub-adviser.

Prior to November 17, 2010, each Target Fund had a different sub-adviser. The performance set forth below for the Target Funds for the period between September 16, 2009 and November 16, 2010 is partly attributable to the previous sub-adviser.

Transamerica Partners Large Growth Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	3/31/2012	18.33%
Worst Quarter:	12/31/2008	-22.87%

Year-to-date return as of September 30, 2016: 2.16%

Transamerica Partners Large Growth Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Large Growth	8.54%	12.39%	6.82%	07/05/1994
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Institutional Large Growth Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	3/31/2012	18.59%
Worst Quarter:	12/31/2008	-22.89%

Year-to-date return as of September 30, 2016: 2.40%

Transamerica Partners Institutional Large Growth Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Large Growth	8.89%	12.77%	7.18%	09/11/2000
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Large Growth Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	3/31/2012	18.49%
Worst Quarter:	12/31/2008	-22.79%

Year-to-date return as of September 30, 2016: 3.43%

Transamerica Partners Large Growth Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Large Growth Portfolio	9.17%	13.05%	7.45%	08/01/1993
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have substantially similar investment objective and the same principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Depositary Receipts – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Large Growth Funds

	Transamerica Partners Large Growth	Transamerica Partners Institutional Large Growth	Transamerica Partners Large Growth Portfolio*
Net Assets	$245,103,769	$105,794,275	$511,857,202
Net Asset Value Per Share	$28.88	$12.52	$10.00
Shares Outstanding	8,487,689	8,451,156	51,185,720

*	The Net Assets of the Target Master Portfolio exclude the Target Feeder Funds’ investments in the Target Master Portfolio.

Transamerica Large Growth

	Transamerica Large Growth	Transamerica Large Growth Pro Forma
Net Assets
Class R	—	$245,103,769
Class R4	—	$105,794,275
Class I3	—	$511,780,971
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$10.00
Class I3	—	$10.00
Shares Outstanding
Class R	—	24,510,377
Class R4	—	10,579,428
Class I3	—	51,185,720

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 10 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 4A, 4B OR 4C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 5—LARGE VALUE FUNDS

TRANSAMERICA PARTNERS LARGE VALUE

TRANSAMERICA PARTNERS INSTITUTIONAL LARGE VALUE

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA LARGE VALUE OPPORTUNITIES

(the “Destination Fund”)

PROPOSALS 5A, 5B AND 5C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 5A	Transamerica Partners Large Value	Transamerica Large Value Opportunities Class R

Proposal 5B	Transamerica Partners Institutional Large Value	Transamerica Large Value Opportunities Class R4

Proposal 5C	Transamerica Partners Large Value Portfolio	Transamerica Large Value Opportunities Class I3

Transamerica Partners Large Value would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Partners Institutional Large Value would reorganize next and Transamerica Partners Large Value Portfolio would reorganize last. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have substantially similar investment objective and the same principal investment strategies and the same related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to provide long-term capital appreciation through investments in a diversified portfolio of common stocks of large-capitalization companies. Current income is a secondary goal.	Seeks to provide long-term capital appreciation. Current income is a secondary goal.

	Target Funds	Destination Fund
Principal investment strategies[1]

The fund normally invests primarily in issuers listed on U.S. exchanges that the fund’s sub- adviser, AJO, LP, believes are seasoned, liquid and low priced, with effective management, positive momentum, and favorable sentiment. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of large-cap companies and other investments with similar economic characteristics. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Index. As of December 31, 2015, the market capitalization of the smallest company in the Russell 1000® Index was $383 million. The fund emphasizes value-oriented investments.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities and real estate investment trusts (REITs).

[1] Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Investment manager	TAM

Sub-adviser	AJO, LP

Portfolio managers

Theodore R. Aronson: Portfolio Manager of the Target Funds since 2009; Employee of AJO, LP since 1984.

Stefani Cranston: Portfolio Manager of the Target Funds since 2009; Employee of AJO, LP since 1991.

Gina Marie N. Moore: Portfolio Manager of the Target Funds since 2009; Employee of AJO, LP since 1998.

Gregory J. Rogers: Portfolio Manager of the Target Funds since 2012; Employee of AJO, LP since 1998.

Christopher J. W. Whitehead: Portfolio Manager of the Target Funds since 2009; Research Analyst from 2004 – 2009; Employee of AJO, LP since 2000.

Theodore R. Aronson: Portfolio Manager of the Destination Fund since inception[2]; Employee of AJO, LP since 1984.

Stefani Cranston: Portfolio Manager of the Destination Fund since inception[1]; Employee of AJO, LP since 1991.

Gina Marie N. Moore: Portfolio Manager of the Destination Fund since inception[1]; Employee of AJO, LP since 1998.

Gregory J. Rogers: Portfolio Manager of the Destination Fund since inception[1]; Employee of AJO, LP since 1998.

Christopher J. W. Whitehead: Portfolio Manager of the Destination Fund since inception[1]; Research Analyst from 2004 – 2009; Employee of AJO, LP since 2000.

Business

Transamerica Partners Large Value is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Large Value is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Large Value Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

[1]	Transamerica Partners Large Value and Transamerica Partners Institutional Large Value are feeder funds and invest in securities through Transamerica Partners Large Value Portfolio, an underlying master fund having the same investment goals and strategies.
[2]	The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

	Target Funds	Destination Fund
Net assets (as of June 30, 2016)

Transamerica Partners Large Value = $218,132,979

Transamerica Partners Institutional Large Value = $93,717,382

Transamerica Partners Large Value Portfolio (excluding the Target Feeder Funds) = $439,360,687

None

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.45%.

TAM also receives compensation for administrative services from Transamerica Partners Large Value and Transamerica Partners Institutional Large Value at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Large Value Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.48%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Large Value is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Large Value is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Large Value Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•   1.00% for Transamerica Partners Large Value and

•   0.75% for Transamerica Partners Institutional Large Value.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•   1.00% for Class R shares

•   0.75% for Class R4 shares and

•   0.50% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if

	Target Funds	Destination Fund
	Transamerica Partners Large Value Portfolio to 0.50%. This arrangement is voluntary and may be terminated by TAM at any time.	on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 5 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Large Value Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Large Value will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Large Value’s operating history will be used for financial reporting purposes.

Transamerica Partners Large Value*

	Transamerica Partners Large Value[1]	Transamerica Large Value Opportunities	Combined Transamerica Large Value Opportunities (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.45%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.37%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	1.07%	1.02%	1.02%
Fee waiver and/or expense reimbursement	0.07%[5]	0.02%[6]	0.02%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.00%	1.00%

Transamerica Partners Institutional Large Value*

	Transamerica Partners Institutional Large Value[1]	Transamerica Large Value Opportunities	Combined Transamerica Large Value Opportunities (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.45%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.14%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.84%	0.77%	0.77%
Fee waiver and/or expense reimbursement	0.09%[7]	0.02%[6]	0.02%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.75%	0.75%	0.75%

Transamerica Partners Large Value Portfolio*

	Transamerica Partners Large Value Portfolio	Transamerica Large Value Opportunities	Combined Transamerica Large Value Opportunities (Pro Forma)
		Class I3	Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.45%	0.48%	0.48%
Distribution and service (12b-1) fees	None	None	None
Other expenses[3]	0.02%	0.04%[4]	0.04%[4]
Total annual fund operating expenses	0.47%	0.52%	0.52%
Fee waiver and/or expense reimbursement	N/A	0.02%[6]	0.02%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.47%	0.50%	0.50%

*	Assuming only the Reorganization of Transamerica Partners Large Value, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.06% and 1.00%, respectively. Assuming only the Reorganization of Transamerica Partners Institutional Large Value, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 0.83% and 0.75%, respectively. Assuming only the Reorganization of Transamerica Partners Large Value Portfolio, the pro forma gross and net expense ratios of Class I3 shares of the combined Destination Fund would be 0.85% and 0.50%, respectively.
[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Large Value Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Large Value and Transamerica Partners Institutional Large Value receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Large Value and 0.05% for Transamerica Partners Institutional Large Value are included in “Other expenses.” Transamerica Partners Large Value Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Large Value Portfolio pays no separate administrative services fees.

[3]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Large Value, 0.01% for Transamerica Partners Institutional Large Value, and 0.00% for Transamerica Partners Large Value Portfolio. These costs will be assessed to the respective Funds prior to the Reorganizations.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.00%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.00% for Class R shares, 0.75% for Class R4 shares and 0.50% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.75%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 5 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Large Value

Number of years you own your shares	Transamerica Partners Large Value	Transamerica Large Value Opportunities*	Combined Transamerica Large Value Opportunities (Pro Forma)*
		Class R	Class R
Year 1	$102	$102	$102
Year 3	$333	$323	$323
Year 5	$583	$561	$561
Year 10	$1,299	$1,246	$1,246

Transamerica Partners Institutional Large Value

Number of years you own your shares	Transamerica Partners Intuitional Large Value	Transamerica Large Value Opportunities*	Combined Transamerica Large Value Opportunities (Pro Forma)*
		Class R4	Class R4
Year 1	$77	$77	$77
Year 3	$259	$244	$244
Year 5	$457	$426	$426
Year 10	$1,029	$952	$952

Transamerica Partners Large Value Portfolio

Number of years you own your shares	Transamerica Partners Large Value Portfolio	Transamerica Large Value Opportunities*	Combined Transamerica Large Value Opportunities (Pro Forma)*
		Class I3	Class I3
Year 1	$48	$51	$51
Year 3	$151	$165	$165
Year 5	$263	$289	$289
Year 10	$591	$651	$651

*	Assuming only the Reorganization of Transamerica Partners Large Value, the cost of investing in Class R shares would be: Year 1 - $102; Year 3 - $331; Year 5 - $579; and Year 10 - $1,289. Assuming only the Reorganization of Transamerica Partners Institutional Large Value, the cost of investing in Class R4 shares would be: Year 1 - $77; Year 3 - $257; Year 5 - $453; and Year 10 - $1,018. Assuming only the Reorganization of Transamerica Partners Large Value Portfolio, the cost of investing in Class I3 shares would be: Year 1 - $51; Year 3 - $236; Year 5 - $437; and Year 10 - $1,017.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Large Value Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Large Value will be the surviving fund for performance purposes.

Prior to December 31, 2008, each Target Fund had different sub-advisers. The performance set forth below for the Target Funds for the period prior to that date is attributable to the previous sub-advisers.

Transamerica Partners Large Value Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	9/30/2009	14.93%
Worst Quarter:	12/31/2008	-24.59%

Year-to-date return as of September 30, 2016: -0.01%

Transamerica Partners Large Value Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Large Value	-0.87%	12.07%	4.50%	07/05/1994
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	6.16%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Institutional Large Value Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	9/30/2009	15.00%
Worst Quarter:	12/31/2008	-24.50%

Year-to-date return as of September 30, 2016: 0.21%

Transamerica Partners Institutional Large Value Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Large Value	-0.69%	12.35%	4.77%	09/11/2000
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	6.16%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Large Value Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	9/30/2009	15.09%
Worst Quarter:	12/31/2008	-24.36%

Year-to-date return as of September 30, 2016: 0.39%

Transamerica Partners Large Value Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Large Value Portfolio	-0.36%	12.66%	5.07%	07/30/1993
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	6.16%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have substantially similar investment objective and the same principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Large Value Funds

	Transamerica Partners Large Value	Transamerica Partners Institutional Large Value	Transamerica Partners Large Value Portfolio*
Net Assets	$220,879,685	$95,756,480	$433,215,871
Net Asset Value Per Share	$26.48	$14.15	$10.00
Shares Outstanding	8,342,153	6,767,302	43,321,587

*	The Net Assets of the Target Master Portfolio exclude the Target Feeder Funds’ investments in the Target Master Portfolio.

Transamerica Large Value

	Transamerica Large Value Opportunities	Transamerica Large Value Opportunities Pro Forma
Net Assets
Class R	—	$220,879,685
Class R4	—	$95,756,480
Class I3	—	$433,176,098
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$10.00
Class I3	—	$10.00
Shares Outstanding
Class R	—	22,087,969
Class R4	—	9,575,648
Class I3	—	43,321,587

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 10 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 5A, 5B OR 5C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 6—BALANCED FUNDS

TRANSAMERICA PARTNERS BALANCED

TRANSAMERICA PARTNERS INSTITUTIONAL BALANCED

TRANSAMERICA PARTNERS BALANCED PORTFOLIO

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA BALANCED II

(the “Destination Fund”)

PROPOSALS 6A, 6B AND 6C

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 6A	Transamerica Partners Balanced	Transamerica Balanced II Class R

Proposal 6B	Transamerica Partners Institutional Balanced	Transamerica Balanced II Class R4

Proposal 6C	Transamerica Partners Balanced Portfolio	Transamerica Balanced II Class I3

Transamerica Partners Balanced would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Partners Institutional Balanced would reorganize next and Transamerica Partners Balanced Portfolio would reorganize last. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Destination Fund will be made available only in the Reorganizations and to the shareholders of the Target Funds at the time of the Reorganizations.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have substantially similar investment objective and the same principal investment strategies and the same related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.	Seeks to provide a high total investment return.

	Target Funds	Destination Fund
Principal investment strategies[1]

The fund has two sub-advisers. J.P. Morgan Investment Management Inc. (the “equity sub-adviser”) manages the equity component of the fund and Aegon USA Investment Management, LLC (the “fixed- income sub-adviser”) manages the fixed-income component of the fund.

The fund varies the percentage of assets invested in any one type of security in accordance with its sub-advisers’ interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Under normal circumstances, the fund invests approximately 60% of its net assets in equity securities and approximately 40% of its net assets in fixed-income securities (investing at least 25% of its net assets in fixed-income senior securities). The fund’s investment manager, Transamerica Asset Management, Inc., monitors the allocation of the fund’s assets between the equity sub-adviser and the fixed-income sub- adviser and rebalances the allocation periodically to maintain these approximate allocations.

•    Equity component – The equity sub-adviser seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the equity component’s net assets in equity securities of large- and medium- capitalization U.S. companies. The fund may invest in foreign companies. The equity sub- adviser will normally keep the equity component as fully invested in equity securities as practicable. Industry by industry, the fund’s weightings are generally similar to those of the S&P 500®. The equity sub-adviser normally does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500®.

•    Fixed-income component – Under normal circumstances, the fixed-income component of the fund is invested primarily in investment grade debt securities, which may include: investment grade corporate debt securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. The fixed-income component’s portfolio weighted average duration will typically range from 3 to 10 years.

The fixed-income sub-adviser may also invest the fund’s assets in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLO“s), collateralized bond obligations (“CBO“s) and collateralized debt obligations (“CDO“s)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations and repurchase agreements. The fixed-income sub-adviser’s investments for the fund may include debt securities of foreign issuers, including emerging market debt securities. The fixed-income sub-adviser may invest the fund’s assets in securities that are denominated in U.S. dollars and in foreign currencies.

The fund may invest up to 10% of the fixed-income component’s net assets in emerging market debt securities and up to 10% of the fixed-income component’s net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of the fixed- income component’s net assets in emerging market debt securities and high-yield debt securities combined. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fund’s sub- adviser.

	In managing the fund’s fixed-income component, the fixed-income sub-adviser uses a combination of a global “top down” analysis of the macroeconomic and interest rate environment and proprietary “bottom up” research of corporate and government debt, and other debt instruments. In the fixed-income sub-adviser’s qualitative “top down” approach, the fixed-income sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary	In managing the fund’s fixed- income component, the fixed- income sub-adviser uses a combination of a global “top down” analysis and a “bottom up” fundamental analysis. In the fixed-income sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. In its “bottom up” analysis, the fixed-income sub- adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as

[1]

Transamerica Partners Balanced and Transamerica Partners Institutional Balanced are feeder funds and invest in securities through Transamerica Partners Balanced Portfolio, an underlying master fund having the same investment goals and strategies.

	Target Funds	Destination Fund
	“bottom up” research, the fixed-income sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub-adviser uses this combined approach to determine sector, security, yield curve positioning, and duration positions for the fund.	applicable, collateral. The fixed-income sub-adviser uses this combined approach to determine sector, security, yield curve positioning, and duration positions for the fund.

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund’s portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.

The fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

Investment manager	TAM

Sub-adviser	Aegon USA Investment Management, LLC

Portfolio managers

Brian W. Westhoff, CFA: Portfolio Manager of the Target Funds since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011.

Doug Weih, CFA: Portfolio Manager of the Target Funds since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009.

Matthew Q. Buchanan, CFA: Portfolio Manager of the Target Funds since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012.

Bradley D. Doyle, CFA: Portfolio Manager of the Target Funds since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit.

Tyler A. Knight, CFA: Portfolio Manager of the Target Funds since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008.

Brian W. Westhoff, CFA: Portfolio Manager of the Destination Fund since inception[1]; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011.

Doug Weih, CFA: Portfolio Manager of the Destination Fund since inception[1]; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009.

Matthew Q. Buchanan, CFA: Portfolio Manager of the Destination Fund since inception[1]; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012.

Bradley D. Doyle, CFA: Portfolio Manager of the Destination Fund since inception[1]; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit.

Tyler A. Knight, CFA: Portfolio Manager of the Destination Fund since inception[1]; Portfolio Manager with Aegon USA Investment Management, LLC since 2008.

Sub-adviser	J.P. Morgan Investment Management Inc.

Portfolio managers

Aryeh Glatter: Portfolio Manager of the Target Funds since 2014; Employee of J.P. Morgan Investment Management Inc. since 2011; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Portfolio Manager at AllianceBernstein from 2000 to 2009.

Aryeh Glatter: Portfolio Manager of the Destination Fund since inception[1]; Employee of J.P. Morgan Investment Management Inc. since 2011; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Portfolio Manager at AllianceBernstein from 2000 to 2009.

[1]

The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

	Target Funds	Destination Fund
	Steven G. Lee: Portfolio Manager of the Target Funds since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team.	Steven G. Lee: Portfolio Manager of the Destination Fund since inception[1]; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team.

Tim Snyder, CFA: Portfolio Manager of the Target Funds since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies.

Raffaele Zingone, CFA: Portfolio Manager of the Target Funds since 2010; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies.

Tim Snyder, CFA: Portfolio Manager of the Destination Fund since inception[1]; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies.

Raffaele Zingone, CFA: Portfolio Manager of the Destination Fund since inception[1]; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies.

Business

Transamerica Partners Balanced is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Balanced is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Balanced Portfolio is a diversified series of TPP, an open-end management investment company and a trust governed by New York law.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Partners Balanced = $88,822,413 Transamerica Partners Institutional Balanced = $5,390,780 Transamerica Partners Balanced Portfolio (excluding the Target Feeder Funds) = $55,174,807	None

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.45%.

TAM also receives compensation for administrative services from Transamerica Partners Balanced and Transamerica Partners Institutional Balanced at annual rates of 0.30% and 0.05%, respectively. Transamerica Partners Balanced Portfolio pays no separate administrative services fees.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.48%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

	Target Funds	Destination Fund
Distribution and service (12b-1) fees

Transamerica Partners Balanced s is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Balanced is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Balanced Portfolio is not subject to a distribution and service (12b-1) fee.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class I3 shares of the Destination Fund are not subject to a distribution and service (12b-1) fee.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R, Class R4, and Class I3 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    1.10% for Transamerica Partners Balanced and

•    0.75% for Transamerica Partners Institutional Balanced.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

TAM has agreed to waive fees and reimburse expenses to limit the total operating expenses of Transamerica Partners Balanced Portfolio to 0.50%. This arrangement is voluntary and may be terminated by TAM at any time.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    1.10% for Class R shares

•    0.75% for Class R4 shares and

•    0.50% for Class I3 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 6 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. The fees and expenses shown in the table and Example below for Transamerica Partners Balanced Portfolio reflect only master portfolio level fees and expenses, and do not include the fees and expenses of any of the applicable Non-Mutual Fund Feeder Funds. For financial statement purposes, Transamerica Partners Institutional Balanced will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Balanced’s operating history will be used for financial reporting purposes.

Transamerica Partners Balanced*

	Transamerica Partners Balanced[1]	Transamerica Balanced II	Combined Transamerica Balanced II (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.45%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.50%	0.50%
Other expenses[3]	0.44%	0.13%[4]	0.13%[4]
Total annual fund operating expenses	1.14%	1.11%	1.11%
Fee waiver and/or expense reimbursement	0.04%[5]	0.01%[6]	0.01%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%	1.10%	1.10%

Transamerica Partners Institutional Balanced*

	Transamerica Partners Institutional Balanced[1]	Transamerica Balanced II	Combined Transamerica Balanced II (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.45%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses[3]	0.95%	0.13%[4]	0.13%[4]
Total annual fund operating expenses	1.65%	0.86%	0.86%
Fee waiver and/or expense reimbursement	0.90%[7]	0.11%[6]	0.11%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.75%	0.75%	0.75%

Transamerica Partners Balanced Portfolio*

	Transamerica Partners Balanced Portfolio	Transamerica Balanced II		Combined Transamerica Balanced II (Pro Forma)
		Class I3		Class I3
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None		None
Maximum deferred sales charge (load) (as a % of offering price)	None	None		None
Redemption fee (as a % of amount redeemed)	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.45%	0.48%		0.48%
Distribution and service (12b-1) fees	None	None		None
Other expenses[3]	0.07%	0.13%	[4]	0.13%	[4]
Total annual fund operating expenses	0.52%	0.61%		0.61%
Fee waiver and/or expense reimbursement	N/A	0.11%	[6]	0.11%	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.52%	0.50%		0.50%

*	Assuming only the Reorganization of Transamerica Partners Balanced, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.13% and 1.10%, respectively. Assuming only the Reorganization of Transamerica Partners Institutional Balanced, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 1.64% and 0.75%, respectively. Assuming only the Reorganization of Transamerica Partners Balanced Portfolio, the pro forma gross and net expense ratios of Class I3 shares of the combined Destination Fund would be 1.45% and 0.50%, respectively.
[1]	The Target Feeder Fund invests in securities through an underlying Target Master Portfolio, Transamerica Partners Balanced Portfolio. The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the Target Master Portfolio.
[2]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Balanced and Transamerica Partners Institutional Balanced receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Balanced and 0.05% for Transamerica Partners Institutional Balanced are included in “Other expenses.” Transamerica Partners Balanced Portfolio receives investment advisory services from TAM and pays advisory fees to TAM. Transamerica Partners Balanced Portfolio pays no separate administrative services fees.
[3]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Balanced, 0.01% for Transamerica Partners Institutional Balanced, and 0.04% for Transamerica Partners Balanced Portfolio. These costs will be assessed to the respective Funds prior to the Reorganizations.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 1.10% for Class R shares, 0.75% for Class R4 shares and 0.50% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.75%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 6 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Balanced

Number of years you own your shares	Transamerica Partners Balanced	Transamerica Balanced II*	Combined Transamerica Balanced II (Pro Forma)*
		Class R	Class R
Year 1	$112	$112	$112
Year 3	$358	$352	$352
Year 5	$624	$611	$611
Year 10	$1,383	$1,351	$1,351

Transamerica Partners Institutional Balanced

Number of years you own your shares	Transamerica Partners Intuitional Balanced	Transamerica Balanced II*	Combined Transamerica Balanced II (Pro Forma)*
		Class R4	Class R4
Year 1	$77	$77	$77
Year 3	$432	$263	$263
Year 5	$812	$466	$466
Year 10	$1,879	$1,051	$1,051

Transamerica Partners Balanced Portfolio

Number of years you own your shares	Transamerica Partners Balanced Portfolio	Transamerica Balanced II*	Combined Transamerica Balanced II (Pro Forma)*
		Class I3	Class I3
Year 1	$53	$51	$51
Year 3	$167	$184	$184
Year 5	$291	$329	$329
Year 10	$653	$752	$752

*	Assuming only the Reorganization of Transamerica Partners Balanced, the cost of investing in Class R shares would be: Year 1 - $112; Year 3 - $356; Year 5 - $619; and Year 10 - $1,372. Assuming only the Reorganization of Transamerica Partners Institutional Balanced, the cost of investing in Class R4 shares would be: Year 1 - $77; Year 3 - $430; Year 5 - $808; and Year 10 - $1,869. Assuming only the Reorganization of Transamerica Partners Balanced Portfolio, the cost of investing in Class I3 shares would be: Year 1 - $51; Year 3 - $365; Year 5 - $702; and Year 10 - $1,653.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. The performance shown below for Transamerica Partners Balanced Portfolio reflects only master portfolio level expenses, and does not include the expenses of any of the applicable Non-Mutual Fund Feeder Funds. If those expenses were reflected, the performance would be lower. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R, Class R4 and Class I3 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Balanced will be the surviving fund for performance purposes.

Prior to July 9, 2010, different sub-advisers managed the Target Funds and used different investment strategies. The performance set forth below for the Target Funds prior to that date is attributable to the previous sub-advisers.

Prior to May 1, 2014, each Target Fund had a different fixed-income sub-adviser and used different investment strategies for such Target Fund’s fixed-income component. The performance set forth below for the Target Funds for the period between July 9, 2010 and April 30, 2014 is partly attributable to the previous fixed-income sub-adviser.

Transamerica Partners Balanced Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	13.49%
Worst Quarter:	12/31/2008	-14.11%

Year-to-date return as of September 30, 2016: 6.16%

Transamerica Partners Balanced Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Balanced	-0.08%	8.56%	5.53%	07/05/1994
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

Transamerica Partners Institutional Balanced Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	13.56%
Worst Quarter:	12/31/2008	-14.06%

Year-to-date return as of September 30, 2016: 6.45%

Transamerica Partners Institutional Balanced Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Balanced	0.28%	8.94%	5.90%	09/11/2000
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

Transamerica Partners Balanced Portfolio Annual Returns

Annual Total Returns (calendar years ended December 31)

The highest and lowest quarterly returns for the periods reflected in the table above are:

	Quarter Ended	Return
Best Quarter:	6/30/2009	13.60%
Worst Quarter:	12/31/2008	-14.03%

Year-to-date return as of September 30, 2016: 4.48%

Transamerica Partners Balanced Portfolio Average Annual Total Returns

(for periods ended 12/31/2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Balanced Portfolio	0.57%	9.20%	6.16%	08/27/1993
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

Comparison of Principal Risks of Investing in the Funds

Because the Funds have substantially similar investment objective and the same principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Currency Hedging – The fund may hedge its currency risk using currency futures, forwards or options. However, these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging instrument.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Dollar roll transactions involve the risk that the market value of the securities the fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the fund sells securities becomes insolvent, the fund’s right to purchase or repurchase securities may be restricted.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Hedging – The fund may buy and sell futures contracts, put and call options, and forward contracts as a hedge. Some hedging strategies could hedge the fund’s portfolio against price fluctuations. Other hedging strategies would tend to increase the fund’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the fund’s foreign investments. The fund’s hedging strategies may not work as intended, and the fund may be in a less favorable position than if it had not used a hedging instrument.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. The fund’s investments in loans are also subject to prepayment or call risk. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Municipal Securities – Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the fund will be more susceptible to associated risks and developments. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the fund’s ability to dispose of the underlying securities may be restricted.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Balanced Funds

	Transamerica Partners Balanced	Transamerica Partners Institutional Balanced	Transamerica Partners Balanced Portfolio*
Net Assets	$89,988,638	$5,400,558	$55,307,964
Net Asset Value Per Share	$20.36	$13.18	$10.00
Shares Outstanding	4,419,916	409,757	5,530,796

*	The Net Assets of the Target Master Portfolio exclude the Target Feeder Funds’ investments in the Target Master Portfolio.

Transamerica Balanced II

	Transamerica Balanced	Transamerica Balanced Pro Forma
Net Assets
Class R	—	$89,988,638
Class R4	—	$5,400,558
Class I3	—	$55,231,733
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$10.00
Class I3	—	$9.99
Shares Outstanding
Class R	—	8,998,864
Class R4	—	540,056
Class I3	—	5,530,796

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 10 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 6A, 6B OR 6C, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 7—STOCK INDEX FUNDS

TRANSAMERICA PARTNERS STOCK INDEX

TRANSAMERICA PARTNERS INSTITUTIONAL STOCK INDEX

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA STOCK INDEX

(the “Destination Fund”)

PROPOSALS 7A AND 7B

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds, which operate in a master-feeder structure, do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 7A	Transamerica Partners Stock Index	Transamerica Stock Index Class R
Proposal 7B	Transamerica Partners Institutional Stock Index	Transamerica Stock Index Class R4

Transamerica Partners Stock Index would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Partners Institutional Stock Index would reorganize next. Exhibit B is the form of Plan for these Reorganizations. Both Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective and principal investment strategies and related risks. Each of the Target Funds currently operates as a feeder fund and invests in the S&P 500 Index Master Portfolio (a master portfolio which is not part of the Transamerica Partners fund complex). After the Reorganizations, the Destination Fund would operate as a feeder fund of the S&P 500 Index Master Portfolio. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to match the performance of the S&P 500®.

Principal investment strategies	The fund invests in securities through an underlying master fund having the same investment goals and strategies. BlackRock Fund Advisors (“BFA”) is the investment adviser of the S&P 500 Index Master Portfolio formerly known as S&P 500 Stock Master Portfolio, the underlying master fund in which the fund invests.

	Target Funds	Destination Fund

The fund seeks its objective by investing in the stocks comprising the S&P 500®[1]. The weightings of stocks in the S&P 500® are based on each stock’s relative total market capitalization; that is, its market price per share times the number of shares outstanding. The fund invests approximately the same percentage of its assets in each stock as the stock represents in the S&P 500®. Under normal circumstances, the fund invests at least 90% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities comprising the S&P 500® and other investments with similar economic characteristics.

The fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500®. The fund’s ability to match the investment performance of the S&P 500® may be affected by, among other things, fund expenses, the amount of cash and cash equivalents held by the fund, the manner in which the total return of the S&P 500® is calculated, the size of the fund’s investment portfolio and the timing, frequency and size of cash flows into and out of the fund. In the unlikely event that the fund cannot achieve a correlation of at least 95%, the fund’s Trustees will consider alternative arrangements.

In the future, the fund may select another index if it is deemed to be more representative of the performance of publicly traded common stocks in the aggregate.

In seeking to replicate or match the performance of the S&P 500®, the fund may use various investment techniques, such as buying and selling futures contracts and options, entering into swap agreements and purchasing indexed securities. The fund may also lend its portfolio securities. These techniques may increase the fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk being taken.

The fund may invest not more than 10% of its total assets, under normal market conditions, in cash and high-quality money market instruments. These investments are made to provide liquidity and when there is an unexpected or abnormal level of investments in or redemptions from the fund.

Investment manager	TAM

Sub-adviser	None

Investment manager of S&P 500 Index Master Portfolio	BlackRock Fund Advisors

Portfolio managers of S&P 500 Index Master Portfolio

Alan Mason: Portfolio Manager of the Portfolio since 2014; Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.

Greg Savage, CFA: Portfolio Manager of the Portfolio since 2008; Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.

Rachel Aguirre: Portfolio Manager of the Portfolio since 2016; Director of BlackRock, Inc. since 2009; Portfolio Manager of BGI from 2005 to 2009.

Creighton Jue, CFA: Portfolio Manager of the Portfolio since 2016; Managing Director of BlackRock, Inc. since 2009; Principal of BGI from 2000 to 2009.

Jennifer Hsui, CFA: Portfolio Manager of the Portfolio since 2016; Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.

Business

Transamerica Partners Stock Index is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Partners Institutional Stock Index is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

	Target Funds	Destination Fund
Net assets (as of June 30, 2016)	Transamerica Partners Stock Index = $293,116,634 Transamerica Partners Institutional Stock Index = $627,100,626	None

Management fees

TAM receives compensation for investment advisory services from each Target Fund at an annual rate of 0.40%.

TAM receives no additional compensation for providing administrative services to the Target Funds.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.08%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees

Transamerica Partners Stock Index s is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Transamerica Partners Institutional Stock Index is subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R and Class R4 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement

Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the total operating expenses exceed:

•    0.65% for Transamerica Partners Stock Index and

•    0.30% for Transamerica Partners Institutional Stock Index.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2017 without the Board of Trustees’ consent.

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    0.65% for Class R shares and

•    0.30% for Class R4 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed

Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to both Group 7 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. For financial statement purposes, Transamerica Partners Institutional Stock Index will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Partners Institutional Stock Index’s operating history will be used for financial reporting purposes.

Transamerica Partners Stock Index*

	Transamerica Partners Stock Index[1]		Transamerica Stock Index		Combined Transamerica Stock Index (Pro Forma)
			Class R		Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None		None
Maximum deferred sales charge (load) (as a % of offering price)	None		None		None
Redemption fee (as a % of amount redeemed)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.44%		0.08%		0.08%
Distribution and service (12b-1) fees	0.25%		0.50%		0.50%
Other expenses[3]	0.05%		0.03%	[4]	0.03%	[4]
Total annual fund operating expenses	0.74%		0.61%		0.61%
Fee waiver and/or expense reimbursement	0.09%	[5]	0.00%	[6]	0.00%	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%		0.61%		0.61%

Transamerica Partners Institutional Stock Index*

	Transamerica Partners Institutional Stock Index[1]		Transamerica Stock Index		Combined Transamerica Stock Index (Pro Forma)
			Class R4		Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None		None
Maximum deferred sales charge (load) (as a % of offering price)	None		None		None
Redemption fee (as a % of amount redeemed)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.14%		0.08%		0.08%
Distribution and service (12b-1) fees	0.25%		0.25%		0.25%
Other expenses[3]	0.03%		0.03%	[4]	0.03%	[4]
Total annual fund operating expenses	0.42%		0.36%		0.36%
Fee waiver and/or expense reimbursement	0.12%	[7]	0.06%	[6]	0.06%	[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.30%		0.30%		0.30%

*	Assuming only the Reorganization of Transamerica Partners Stock Index, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 0.68% and 0.65%, respectively. Assuming only the Reorganization of Transamerica Partners Institutional Stock Index, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 0.41% and 0.30%, respectively.
[1]	The Target Feeder Fund invests in securities through S&P 500 Index Master Portfolio (a master portfolio which is not part of the Transamerica Partners fund complex). The information in this table and in the Example below concerning the Target Feeder Fund reflects the direct fees and expenses of the Target Feeder Fund and its allocated share of the fees and expenses of the master portfolio.
[2]

The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Partners Stock Index and Transamerica Partners Institutional Stock Index receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Partners Stock Index and 0.05% for Transamerica Partners Institutional Stock Index are included in “Management fees.”
[3]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.00% for Transamerica Partners Stock Index and 0.02% for Transamerica Partners Institutional Stock Index. These costs will be assessed to the respective Funds prior to the Reorganizations.
[4]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[5]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.65%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[6]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.65% for Class R shares and 0.30% for Class R4 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[7]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.30%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 7 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Partners Stock Index

Number of years you own your shares	Transamerica Partners Stock Index	Transamerica Stock Index*	Combined Transamerica Stock Index (Pro Forma)*
		Class R	Class R
Year 1	$66	$62	$62
Year 3	$228	$195	$195
Year 5	$403	$340	$340
Year 10	$910	$762	$762

Transamerica Partners Institutional Stock Index

Number of years you own your shares	Transamerica Partners Intuitional Stock Index	Transamerica Stock Index*	Combined Transamerica Stock Index (Pro Forma)*
		Class R4	Class R4
Year 1	$31	$31	$31
Year 3	$123	$110	$110
Year 5	$223	$196	$196
Year 10	$518	$450	$450

*	Assuming only the Reorganization of Transamerica Partners Stock Index, the cost of investing in Class R shares would be: Year 1 - $66; Year 3 - $215; Year 5 - $376; and Year 10 - $844. Assuming only the Reorganization of Transamerica Partners Institutional Stock Index, the cost of investing in Class R4 shares would be: Year 1 - $31; Year 3 - $121; Year 5 - $219; and Year 10 - $507.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R and Class R4 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Partners Institutional Stock Index will be the surviving fund for performance purposes.

Transamerica Partners Stock Index Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	15.87%
Worst Quarter:	12/31/2008	-21.99%

Year-to-date return as of September 30, 2016: 7.30%

Transamerica Partners Stock Index Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Stock Index	0.71%	11.86%	6.67%	03/10/1999
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Transamerica Partners Institutional Stock Index Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	16.03%
Worst Quarter:	12/31/2008	-21.99%

Year-to-date return as of September 30, 2016: 7.58%

Transamerica Partners Institutional Stock Index Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Partners Institutional Stock Index	1.08%	12.25%	7.04%	09/11/2000
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index Fund – An index fund has operating and other expenses while an index does not. As a result, while the fund will attempt to track the S&P 500® as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Industry Concentration – The fund will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry subjects the fund to the risks associated with that industry. As a result, the fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than funds investing in a broader range of industries.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Passive Investment – Because the investment adviser of the underlying master fund does not select individual companies in the index that the fund tracks, the fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Tracking Error – Imperfect correlation between the fund’s portfolio securities and those in the index that the fund tracks, fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of a fund’s performance from that of the fund’s benchmark index.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Partners Stock Index Funds

	Transamerica Partners Stock Index	Transamerica Partners Institutional Stock Index
Net Assets	$282,254,407	$610,052,099
Net Asset Value Per Share	$16.84	$14.48
Shares Outstanding	16,756,185	42,119,755

Transamerica Stock Index

	Transamerica Stock Index	Transamerica Stock Index Pro Forma
Net Assets
Class R	—	$282,241,150
Class R4	—	$610,038,841
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$10.00
Shares Outstanding
Class R	—	28,225,441
Class R4	—	61,005,210

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 10 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 7A OR 7B, AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 8—ASSET ALLOCATION LONG AND INTERMEDIATE/LONG HORIZON FUNDS

TRANSAMERICA ASSET ALLOCATION - LONG HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION - LONG HORIZON

TRANSAMERICA ASSET ALLOCATION – INTERMEDIATE/LONG HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION - INTERMEDIATE/LONG HORIZON

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA ASSET ALLOCATION LONG HORIZON

(the “Destination Fund”)

PROPOSALS 8A, 8B, 8C AND 8D

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 8A	Transamerica Asset Allocation—Long Horizon	Transamerica Asset Allocation Long Horizon Class R

Proposal 8B	Transamerica Institutional Asset Allocation—Long Horizon	Transamerica Asset Allocation Long Horizon Class R4

Proposal 8C	Transamerica Asset Allocation—Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon Class R

Proposal 8D	Transamerica Institutional Asset Allocation—Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon Class R4

Transamerica Institutional Asset Allocation—Long Horizon would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Asset Allocation—Long Horizon, Transamerica Asset Allocation—Intermediate/Long Horizon and Transamerica Institutional Asset Allocation—Intermediate/Long Horizon would then reorganize. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same or compatible investment objective and substantially similar or compatible principal investment strategies and substantially similar related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Transamerica Asset Allocation—Long Horizon and Transamerica Institutional Asset Allocation—Long Horizon	Transamerica Asset Allocation—Intermediate/ Long Horizon and Transamerica Institutional Asset Allocation—Intermediate/ Long Horizon	Destination Fund
Investment objective	Seeks to provide long-term returns from growth of capital and growth of income.	Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly more than average volatility as compared to other balanced funds.	Seeks to provide long-term returns from growth of capital and growth of income.

Principal investment strategies

The fund invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the combination and amount of underlying funds to invest in based on the fund’s investment objective.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect the Investment Manager’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. The Investment Manager may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund.

The fund invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the combination and amount of underlying funds to invest in based on the fund’s investment objective.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect the Investment Manager’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. The Investment Manager may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund.

Transamerica Asset Allocation Long Horizon invests in a combination of Transamerica Funds (“underlying funds”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the combination and amount of underlying funds to invest in based on the fund’s investment objective.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect the Investment Manager’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. The Investment Manager may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund.

Transamerica Asset Allocation— Long Horizon and Transamerica Institutional Asset Allocation— Long Horizon			Transamerica Asset Allocation— Intermediate/Long Horizon and Transamerica Institutional Asset Allocation—Intermediate/ Long Horizon			Destination Fund

Normal Approximate Allocations - Long Horizon			Normal Approximate Allocations - Intermediate/Long Horizon			Normal Approximate Allocations - Long Horizon
Bond Funds	Stock Funds	Money Market Fund	Bond Funds	Stock Funds	Money Market Fund	Bond Funds	Stock Funds	Money Market Fund
9.8%	90%	0.2%	29.8%	70%	0.2%	9.8%	90%	0.2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The Bond Funds normally invest principally in fixed income securities, the Stock Funds normally invest principally in equity securities, and the Money Market Fund normally invests principally in U.S. government securities and/or repurchase agreements fully collateralized by U.S. government securities.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

Investment manager	TAM

Sub-adviser	None

Portfolio managers

Christopher A. Staples, CFA: Lead Portfolio Manager of the Target Funds since 2007; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer—Advisory Services.

Kane Cotton, CFA: Associate Portfolio Manager of the Target Funds since 2014; Employed by Transamerica Asset Management, Inc. since 2014.

Christopher A. Staples, CFA: Lead Portfolio Manager of the Destination Fund since inception[1]; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer—Advisory Services.

Kane Cotton, CFA: Associate Portfolio Manager of the Destination Fund since inception[1]; Employed by Transamerica Asset Management, Inc. since 2014.

[1]

The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

	Transamerica Asset Allocation—Long Horizon and Transamerica Institutional Asset Allocation—Long Horizon	Transamerica Asset Allocation—Intermediate/ Long Horizon and Transamerica Institutional Asset Allocation—Intermediate/ Long Horizon	Destination Fund
Business

Transamerica Asset Allocation—Long Horizon is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Institutional Asset Allocation—Long Horizon is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Asset Allocation—Intermediate/Long Horizon is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Institutional Asset Allocation—Intermediate/Long Horizon is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Asset Allocation—Long Horizon = $79,464,665 Transamerica Institutional Asset Allocation—Long Horizon = $27,487,552	Transamerica Asset Allocation—Intermediate/Long Horizon = $169,789,079 Transamerica Institutional Asset Allocation—Intermediate/Long Horizon = $46,230,763	None

Management fees

TAM receives compensation for investment advisory services from each Target Fund at an annual rate of 0.10%.

TAM receives no additional compensation for providing administrative services to the Target Funds.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

Each Target Fund invests in underlying funds which pay administration fees.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.12%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees	The Target Funds are not subject to any distribution and service (12b-1) fee. Each Target Fund invests in underlying funds which pay distribution and service (12b-1) fees.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

The Destination Fund will invest in underlying funds which do not pay distribution and service (12b-1) fees.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.		Class R and Class R4 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

	Transamerica Asset Allocation—Long Horizon and Transamerica Institutional Asset Allocation—Long Horizon	Transamerica Asset Allocation—Intermediate/ Long Horizon and Transamerica Institutional Asset Allocation—Intermediate/ Long Horizon	Destination Fund
Fee waiver and expense reimbursement	None	None

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    0.60% for Class R shares and

•    0.35% for Class R4 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 8 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. For financial statement purposes, Transamerica Institutional Asset Allocation—Long Horizon will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Institutional Asset Allocation—Long Horizon’s operating history will be used for financial reporting purposes.

Transamerica Asset Allocation - Long Horizon*

	Transamerica Asset Allocation - Long Horizon		Transamerica Asset Allocation Long Horizon		Combined Transamerica Asset Allocation Long Horizon (Pro Forma)
			Class R		Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None		None
Maximum deferred sales charge (load) (as a % of offering price)	None		None		None
Redemption fee (as a % of amount redeemed)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%		0.12%		0.12%
Distribution and service (12b-1) fees	None		0.50%		0.50%
Other expenses[2]	None		0.01%	[3]	0.01%	[3]
Acquired fund fees and expenses	1.24%		0.67%		0.67%
Total annual fund operating expenses	1.34%		1.30%		1.30%
Fee waiver and/or expense reimbursement	0.00%	[4]	0.03%	[5]	0.03%	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.34%		1.27%		1.27%

Transamerica Institutional Asset Allocation - Long Horizon*

	Transamerica Institutional Asset Allocation - Long Horizon	Transamerica Asset Allocation Long Horizon	Combined Transamerica Asset Allocation Long Horizon (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[2]	None	0.01%[3]	0.01%[3]
Acquired fund fees and expenses	0.93%	0.67%	0.67%
Total annual fund operating expenses	1.03%	1.05%	1.05%
Fee waiver and/or expense reimbursement	0.00%[6]	0.03%[5]	0.03%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03%	1.02%	1.02%

Transamerica Asset Allocation - Intermediate/Long Horizon*

	Transamerica Asset Allocation - Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon	Combined Transamerica Asset Allocation Long Horizon (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.50%	0.50%
Other expenses[2]	None	0.01%[3]	0.01%[3]
Acquired fund fees and expenses	1.18%	0.67%	0.67%
Total annual fund operating expenses	1.28%	1.30%	1.30%
Fee waiver and/or expense reimbursement	0.00%[4]	0.03%[5]	0.03%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.28%	1.27%	1.27%

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

	Transamerica Institutional Asset Allocation - Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon	Combined Transamerica Asset Allocation Long Horizon (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[2]	None	0.01%[3]	0.01%[3]
Acquired fund fees and expenses	0.87%	0.67%	0.67%
Total annual fund operating expenses	0.97%	1.05%	1.05%
Fee waiver and/or expense reimbursement	0.00%[6]	0.03%[5]	0.03%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.97%	1.02%	1.02%

*	Assuming only the Reorganization of Transamerica Asset Allocation—Long Horizon, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.30% and 1.27%, respectively. Assuming only the Reorganization of Transamerica Institutional Asset Allocation—Long Horizon, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 1.05% and 1.02%, respectively. Assuming only the Reorganization of Transamerica Asset Allocation—Intermediate/Long Horizon, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.30% and 1.27%, respectively. Assuming only the Reorganization of Transamerica Institutional Asset Allocation—Intermediate/Long Horizon, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 1.05% and 1.02%, respectively.
[1]

The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Asset Allocation—Long Horizon, Transamerica Institutional Asset Allocation—Long Horizon, Transamerica

Asset Allocation – Intermediate/Long Horizon and Transamerica Institutional Asset Allocation—Intermediate/Long Horizon receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Asset Allocation—Long Horizon and Transamerica Asset Allocation – Intermediate/Long Horizon and 0.05% for Transamerica Institutional Asset Allocation—Long Horizon and Transamerica Institutional Asset Allocation—Intermediate/Long Horizon are included in “Other expenses.”
[2]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.18% for Transamerica Asset Allocation—Long Horizon, 0.03% for Transamerica Institutional Asset Allocation—Long Horizon, 0.03% for Transamerica Asset Allocation—Intermediate/Long Horizon, and 0.06% for Transamerica Institutional Asset Allocation—Intermediate/Long Horizon. These costs will be assessed to the respective Funds prior to the Reorganizations.
[3]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[4]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[5]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.60% for Class R shares and 0.35% for Class R4 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[6]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 8 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Asset Allocation - Long Horizon

Number of years you own your shares	Transamerica Asset Allocation - Long Horizon	Transamerica Asset Allocation Long Horizon*	Combined Transamerica Asset Allocation Long Horizon (Pro Forma)*
		Class R	Class R
Year 1	$136	$129	$129
Year 3	$425	$409	$409
Year 5	$734	$710	$710
Year 10	$1,613	$1,565	$1,565

Transamerica Institutional Asset Allocation - Long Horizon

Number of years you own your shares	Transamerica Institutional Asset Allocation - Long Horizon	Transamerica Asset Allocation Long Horizon*	Combined Transamerica Asset Allocation Long Horizon (Pro Forma)*
		Class R4	Class R4
Year 1	$105	$104	$104
Year 3	$328	$331	$331
Year 5	$569	$576	$576
Year 10	$1,259	$1,280	$1,280

Transamerica Asset Allocation - Intermediate/Long Horizon

Number of years you own your shares	Transamerica Asset Allocation - Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon*	Combined Transamerica Asset Allocation Long Horizon (Pro Forma)*
		Class R	Class R
Year 1	$130	$118	$118
Year 3	$406	$373	$373
Year 5	$702	$647	$647
Year 10	$1,545	$1,430	$1,430

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

Number of years you own your shares	Transamerica Institutional Asset Allocation - Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon*	Combined Transamerica Asset Allocation Long Horizon (Pro Forma)*
		Class R4	Class R4
Year 1	$99	$93	$93
Year 3	$309	$294	$294
Year 5	$536	$513	$513
Year 10	$1,190	$1,141	$1,141

*	Assuming only the Reorganization of Transamerica Asset Allocation - Long Horizon, the cost of investing in Class R shares would be: Year 1 - $129; Year 3 - $409; Year 5 - $710; and Year 10 - $1,565. Assuming only the Reorganization of Transamerica Institutional Asset Allocation - Long Horizon, the cost of investing in Class R4 shares would be: Year 1 - $104; Year 3 - $331; Year 5 - $576; and Year 10 - $1,280. Assuming only the Reorganization of Transamerica Asset Allocation - Intermediate/Long Horizon, the cost of investing in Class R shares would be: Year 1 - $129; Year 3 - $409; Year 5 - $710; and Year 10 - $1,565. Assuming only the Reorganization of Transamerica Institutional Asset Allocation – Intermediate/Long Horizon, the cost of investing in Class R4 shares would be: Year 1 - $104; Year 3 - $331; Year 5 - $576; and Year 10 - $1,280.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R and Class R4 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Institutional Asset Allocation—Long Horizon will be the surviving fund for performance purposes.

Transamerica Asset Allocation - Long Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	16.19%
Worst Quarter:	12/31/2008	-22.01%

Year-to-date return as of September 30, 2016: 3.87%

Transamerica Asset Allocation - Long Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Asset Allocation – Long Horizon	0.30%	7.58%	4.15%	05/05/1998
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Transamerica Asset Allocation – Long Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.31%	9.14%	6.11%

Transamerica Institutional Asset Allocation - Long Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	16.03%
Worst Quarter:	12/31/2008	-21.99%

Year-to-date return as of September 30, 2016: 4.06%

Transamerica Institutional Asset Allocation - Long Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Institutional Asset Allocation – Long Horizon	0.63%	7.93%	4.50%	09/11/2000
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Transamerica Institutional Asset Allocation – Long Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.31%	9.14%	6.11%

Transamerica Asset Allocation - Intermediate/Long Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	13.81%
Worst Quarter:	12/31/2008	-17.72%

Year-to-date return as of September 30, 2016: 4.38%

Transamerica Asset Allocation - Intermediate/Long Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Asset Allocation – Intermediate/Long Horizon	0.12%	6.76%	4.37%	06/13/1996
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Transamerica Asset Allocation – Intermediate/Long Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.22%	7.92%	5.93%

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	13.97%
Worst Quarter:	12/31/2008	-17.64%

Year-to-date return as of September 30, 2016: 4.48%

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	0.49%	7.08%	4.69%	09/11/2000
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.22%	7.92%	5.93%

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same or compatible investment objective and substantially similar or compatible principal investment strategies, they are subject to substantially similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Asset Allocation – The Investment Manager allocates the fund’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform.

Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Management – The fund is subject to the risk that the investment manager’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the investment manager, or if the investment manager’s investment style otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Value Investing – The prices of securities the sub-adviser to an underlying fund believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Each Target Fund is subject to the following additional principal risk:

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Asset Allocation - Long and Intermediate/Long Horizon Funds

	Transamerica Asset Allocation - Long Horizon	Transamerica Institutional Asset Allocation - Long Horizon	Transamerica Asset Allocation - Intermediate/Long Horizon	Transamerica Institutional Asset Allocation - Intermediate/Long Horizon
Net Assets	$80,880,432	$28,693,517	$170,214,306	$45,844,143
Net Asset Value Per Share	$12.65	$11.19	$14.03	$11.88
Shares Outstanding	6,395,254	2,564,838	12,133,366	3,859,220

Transamerica Asset Allocation Long Horizon

	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Long Horizon Pro Forma
Net Assets
Class R	—	$251,031,764
Class R4	—	$74,474,687
Net Asset Value Per Share
Class R	—	$9.99
Class R4	—	$9.98
Shares Outstanding
Class R	—	25,109,474
Class R4	—	7,453,766

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 8 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 8A, 8B, 8C OR 8D AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 9—ASSET ALLOCATION INTERMEDIATE AND SHORT/INTERMEDIATE HORIZON FUNDS

TRANSAMERICA ASSET ALLOCATION—INTERMEDIATE HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION—INTERMEDIATE HORIZON

TRANSAMERICA ASSET ALLOCATION—SHORT/INTERMEDIATE HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION—SHORT/INTERMEDIATE HORIZON

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA ASSET ALLOCATION INTERMEDIATE HORIZON

(the “Destination Fund”)

PROPOSALS 9A, 9B, 9C AND 9D

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 9A	Transamerica Asset Allocation—Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R

Proposal 9B	Transamerica Institutional Asset Allocation—Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R4

Proposal 9C	Transamerica Asset Allocation—Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R

Proposal 9D	Transamerica Institutional Asset Allocation—Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Class R4

Transamerica Institutional Asset Allocation - Intermediate Horizon would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Asset Allocation—Intermediate Horizon, Transamerica Asset Allocation—Short/Intermediate Horizon and Transamerica Institutional Asset Allocation—Short/Intermediate Horizon would then reorganize. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same or compatible investment objective and substantially similar or compatible principal investment strategies and substantially similar related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Transamerica Asset Allocation—Intermediate Horizon and Transamerica Institutional Asset Allocation— Intermediate Horizon	Transamerica Asset Allocation—Short/ Intermediate Horizon and Transamerica Institutional Asset Allocation—Short/ Intermediate Horizon	Destination Fund

Investment objective	Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds.	Seeks to achieve reasonable returns with considerably less than average volatility as compared to other balanced funds.	Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds.

Principal investment strategies

The fund invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the combination and amount of underlying funds to invest in based on the fund’s investment objective.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect the Investment Manager’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. The Investment Manager may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund.

The fund invests in a combination of Transamerica Partners funds (“underlying funds”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the combination and amount of underlying funds to invest in based on the fund’s investment objective.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect the Investment Manager’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. The Investment Manager may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund.

Transamerica Asset Allocation Intermediate Horizon invests in a combination of Transamerica Funds (“underlying funds”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the combination and amount of underlying funds to invest in based on the fund’s investment objective.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect the Investment Manager’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. The Investment Manager may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund.

Transamerica Asset Allocation—Intermediate Horizon and Transamerica Institutional Asset Allocation—Intermediate Horizon			Transamerica Asset Allocation—Short/ Intermediate Horizon and Transamerica Institutional Asset Allocation—Short/ Intermediate Horizon			Destination Fund

Normal Approximate Allocations – Intermediate Horizon			Normal Approximate Allocations – Short/Intermediate Horizon			Normal Approximate Allocations – Intermediate Horizon
Bond Funds	Stock Funds	Money Market Fund	Bond Funds	Stock Funds	Money Market Fund	Bond Funds	Stock Funds	Money Market Fund
49.8%	50%	0.2%	69.8%	30%	0.2%	49.8%	50%	0.2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The Bond Funds normally invest principally in fixed income securities, the Stock Funds normally invest principally in equity securities, and the Money Market Fund normally invests principally in U.S. government securities and/or repurchase agreements fully collateralized by U.S. government securities.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

Investment manager	TAM

Sub-adviser	None

Portfolio managers

Christopher A. Staples, CFA: Lead Portfolio Manager of the Target Funds since 2007; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer—Advisory Services.

Kane Cotton, CFA: Associate Portfolio Manager of the Target Funds since 2014; Employed by Transamerica Asset Management, Inc. since 2014.

Christopher A. Staples, CFA: Lead Portfolio Manager of the Destination Fund since inception[1]; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer—Advisory Services.

Kane Cotton, CFA: Associate Portfolio Manager of the Destination Fund since inception[1]; Employed by Transamerica Asset Management, Inc. since 2014.

[1]	The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

	Transamerica Asset Allocation—Intermediate Horizon and Transamerica Institutional Asset Allocation—Intermediate Horizon	Transamerica Asset Allocation—Short/ Intermediate Horizon and Transamerica Institutional Asset Allocation—Short/Intermediate Horizon	Destination Fund
Business

Transamerica Asset Allocation—Intermediate Horizon is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Institutional Asset Allocation—Intermediate Horizon is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Asset Allocation—Short/Intermediate Horizon is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Institutional Asset Allocation—Short/Intermediate Horizon is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

Net assets (as of June 30, 2016)	Transamerica Asset Allocation—Intermediate Horizon = $283,191,402 Transamerica Institutional Asset Allocation—Intermediate Horizon = $78,151,774	Transamerica Asset Allocation—Short/Intermediate Horizon = $190,438,394 Transamerica Institutional Asset Allocation—Short/Intermediate Horizon = $10,673,709	None

Management fees

TAM receives compensation for investment advisory services from each Target Fund at an annual rate of 0.10%.

TAM receives no additional compensation for providing administrative services to the Target Funds.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

Each Target Fund invests in underlying funds which pay administration fees.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.12%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees	The Target Funds are not subject to any distribution and service (12b-1) fee. Each Target Fund invests in underlying funds which pay distribution and service (12b-1) fees.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

The Destination Fund will invest in underlying funds which do not pay distribution and service (12b-1) fees.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.		Class R and Class R4 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

	Transamerica Asset Allocation—Intermediate Horizon and Transamerica Institutional Asset Allocation—Intermediate Horizon	Transamerica Asset Allocation—Short/Intermediate Horizon and Transamerica Institutional Asset Allocation—Short/Intermediate Horizon	Destination Fund
Fee waiver and expense reimbursement	None	None

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    0.60% for Class R shares and

•    0.35% for Class R4 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 9 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. For financial statement purposes, Transamerica Institutional Asset Allocation—Intermediate Horizon will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Institutional Asset Allocation—Intermediate Horizon’s operating history will be used for financial reporting purposes.

Transamerica Asset Allocation—Intermediate Horizon*

	Transamerica Asset Allocation - Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon	Combined Transamerica Asset Allocation Intermediate Horizon (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.50%	0.50%
Other expenses[2]	None	0.00%[3]	0.00%[3]
Acquired fund fees and expenses	1.12%	0.56%	0.56%
Total annual fund operating expenses	1.22%	1.18%	1.18%
Fee waiver and/or expense reimbursement	0.00%[4]	0.02%[5]	0.02%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.22%	1.16%	1.16%

Transamerica Institutional Asset Allocation—Intermediate Horizon*

	Transamerica Institutional Asset Allocation - Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon	Combined Transamerica Asset Allocation Intermediate Horizon (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[2]	None	0.00%[3]	0.00%[3]
Acquired fund fees and expenses	0.81%	0.56%	0.56%
Total annual fund operating expenses	0.91%	0.93%	0.93%
Fee waiver and/or expense reimbursement	0.00%[6]	0.02%[5]	0.02%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.91%	0.91%	0.91%

Transamerica Asset Allocation—Short/Intermediate Horizon*

	Transamerica Asset Allocation - Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon	Combined Transamerica Asset Allocation Intermediate Horizon (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.50%	0.50%
Other expenses[2]	None	0.00%[3]	0.00%[3]
Acquired fund fees and expenses	1.06%	0.56%	0.56%
Total annual fund operating expenses	1.16%	1.18%	1.18%
Fee waiver and/or expense reimbursement	0.00%[4]	0.02%[5]	0.02%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.16%	1.16%	1.16%

Transamerica Institutional Asset Allocation—Short/Intermediate Horizon*

	Transamerica Institutional Asset Allocation - Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon	Combined Transamerica Asset Allocation Intermediate Horizon (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[2]	None	0.00%[3]	0.00%[3]
Acquired fund fees and expenses	0.75%	0.56%	0.56%
Total annual fund operating expenses	0.85%	0.93%	0.93%
Fee waiver and/or expense reimbursement	0.00%[6]	0.02%[5]	0.02%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.85%	0.91%	0.91%

*	Assuming only the Reorganization of Transamerica Asset Allocation – Intermediate Horizon, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.19% and 1.16%, respectively. Assuming only the Reorganization of Transamerica Institutional Asset Allocation – Intermediate Horizon, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 0.94% and 0.91%, respectively. Assuming only the Reorganization of Transamerica Asset Allocation – Short/Intermediate Horizon, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.19% and 1.16%, respectively. Assuming only the Reorganization of Transamerica Institutional Asset Allocation – Short/Intermediate Horizon, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 0.94% and 0.91%, respectively.
[1]

The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Asset Allocation - Intermediate Horizon, Transamerica Institutional Asset Allocation - Intermediate Horizon,

Transamerica Asset Allocation – Short/Intermediate Horizon and Transamerica Institutional Asset Allocation - Short/Intermediate Horizon receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Asset Allocation - Intermediate Horizon and Transamerica Asset Allocation – Short/Intermediate Horizon and 0.05% for Transamerica Institutional Asset Allocation - Intermediate Horizon and Transamerica Institutional Asset Allocation - Short/Intermediate Horizon are included in “Other expenses.”
[2]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.01% for Transamerica Asset Allocation - Intermediate Horizon, 0.12% for Transamerica Institutional Asset Allocation - Intermediate Horizon, 0.06% for Transamerica Asset Allocation – Short/Intermediate Horizon, and 0.11% for Transamerica Institutional Asset Allocation – Short/Intermediate Horizon. These costs will be assessed to the respective Funds prior to the Reorganizations.
[3]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[4]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[5]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.60% for Class R shares and 0.35% for Class R4 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[6]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 9 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Asset Allocation—Intermediate Horizon

Number of years you own your shares	Transamerica Asset Allocation —Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon*	Combined Transamerica Asset Allocation Intermediate Horizon (Pro Forma)*
		Class R	Class R
Year 1	$124	$61	$61
Year 3	$387	$197	$197
Year 5	$670	$344	$344
Year 10	$1,477	$772	$772

Transamerica Institutional Asset Allocation—Intermediate Horizon

Number of years you own your shares	Transamerica Institutional Asset Allocation —Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon*	Combined Transamerica Asset Allocation Intermediate Horizon (Pro Forma)*
		Class R4	Class R4
Year 1	$93	$36	$36
Year 3	$290	$117	$117
Year 5	$504	$206	$206
Year 10	$1,120	$466	$466

Transamerica Asset Allocation—Short/Intermediate Horizon

Number of years you own your shares	Transamerica Asset Allocation— Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon*	Combined Transamerica Asset Allocation Intermediate Horizon (Pro Forma)*
		Class R	Class R
Year 1	$118	$61	$61
Year 3	$368	$197	$197
Year 5	$638	$344	$344
Year 10	$1,409	$772	$772

Transamerica Institutional Asset Allocation—Short/Intermediate Horizon

Number of years you own your shares	Transamerica Institutional Asset Allocation— Short/ Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon*	Combined Transamerica Asset Allocation Intermediate Horizon (Pro Forma)*
		Class R4	Class R4
Year 1	$87	$36	$36
Year 3	$271	$117	$117
Year 5	$471	$206	$206
Year 10	$1,049	$466	$466

*	Assuming only the Reorganization of Transamerica Asset Allocation - Intermediate Horizon, the cost of investing in Class R shares would be: Year 1 - $118; Year 3 - $375; Year 5 - $651; and Year 10 - $1,441. Assuming only the Reorganization of Transamerica Institutional Asset Allocation - Intermediate Horizon, the cost of investing in Class R4 shares would be: Year 1 - $93; Year 3 - $297; Year 5 - $517; and Year 10 - $1,152. Assuming only the Reorganization of Transamerica Asset Allocation - Short/Intermediate Horizon, the cost of investing in Class R shares would be: Year 1 - $118; Year 3 - $375; Year 5 - $651; and Year 10 - $1,441. Assuming only the Reorganization of Transamerica Institutional Asset Allocation – Short/Intermediate Horizon, the cost of investing in Class R4 shares would be: Year 1 - $93; Year 3 - $297; Year 5 - $517; and Year 10 - $1,152.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R and Class R4 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Institutional Asset Allocation - Intermediate Horizon will be the surviving fund for performance purposes.

Transamerica Asset Allocation - Intermediate Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	11.31%
Worst Quarter:	12/31/2008	-13.15%

Year-to-date return as of September 30, 2016: 4.57%

Transamerica Asset Allocation - Intermediate Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Asset Allocation – Intermediate Horizon	-0.15%	5.73%	4.39%	06/13/1996
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Transamerica Asset Allocation – Intermediate Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.15%	6.55%	5.59%

Transamerica Institutional Asset Allocation - Intermediate Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	11.57%
Worst Quarter:	12/31/2008	-12.87%

Year-to-date return as of September 30, 2016: 4.78%

Transamerica Institutional Asset Allocation - Intermediate Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Institutional Asset Allocation – Intermediate Horizon	0.26%	6.04%	4.71%	09/11/2000
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Transamerica Institutional Asset Allocation – Intermediate Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.15%	6.55%	5.59%

Transamerica Asset Allocation - Short/Intermediate Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	8.92%
Worst Quarter:	12/31/2008	-8.81%

Year-to-date return as of September 30, 2016: 4.82%

Transamerica Asset Allocation - Short/Intermediate Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Asset Allocation – Short/Intermediate Horizon	-0.64%	4.52%	4.22%	05/05/1998
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Transamerica Asset Allocation – Short/Intermediate Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.16%	5.05%	5.10%

Transamerica Institutional Asset Allocation - Short/Intermediate Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	8.72%
Worst Quarter:	12/31/2008	-8.68%

Year-to-date return as of September 30, 2016: 5.04%

Transamerica Institutional Asset Allocation—Short/Intermediate Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Institutional Asset Allocation—Short/Intermediate Horizon	-0.25%	4.88%	4.54%	09/11/2000
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
S&P 500® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Transamerica Institutional Asset Allocation—Short/Intermediate Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.16%	5.05%	5.10%

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same or compatible investment objective and substantially similar or compatible principal investment strategies, they are subject to substantially similar principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Asset Allocation – The Investment Manager allocates the fund’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform.

Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Management – The fund is subject to the risk that the investment manager’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the investment manager, or if the investment manager’s investment style otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Value Investing – The prices of securities the sub-adviser to an underlying fund believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Each Target Fund is subject to the following additional principal risk:

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Asset Allocation—Long and Short/Intermediate Horizon Funds

	Transamerica Asset Allocation —Intermediate Horizon	Transamerica Institutional Asset Allocation— Intermediate Horizon	Transamerica Asset Allocation— Short/Intermediate Horizon	Transamerica Institutional Asset Allocation— Short/Intermediate Horizon
Net Assets	$280,175,126	$78,995,740	$186,784,858	$11,079,857
Net Asset Value Per Share	$13.32	$11.80	$11.14	$11.08
Shares Outstanding	21,035,938	6,694,188	16,774,476	999,999

Transamerica Asset Allocation Intermediate Horizon

	Transamerica Asset Allocation Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon Pro Forma
Net Assets
Class R	—	$466,860,552
Class R4	—	$90,012,623
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$9.98
Shares Outstanding
Class R	—	46,695,998
Class R4	—	9,007,560

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 9 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 9A, 9B, 9C OR 9D AS APPLICABLE, TO APPROVE THE PLAN.

GROUP 10 – ASSET ALLOCATION SHORT HORIZON FUNDS

TRANSAMERICA ASSET ALLOCATION – SHORT HORIZON

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION – SHORT HORIZON

(each, a “Target Fund” and together, the “Target Funds”)

AND

TRANSAMERICA ASSET ALLOCATION SHORT HORIZON

(the “Destination Fund”)

PROPOSALS 10A AND 10B

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Proxy Statement/Prospectus. For a discussion of the terms of the applicable plan, please see the section entitled, “Terms of Each Agreement and Plan of Reorganization” in the back of the Proxy Statement/Prospectus, after the discussion of the proposals.

In each Reorganization, the Target Fund would be reorganized into the Destination Fund, a newly organized series of Transamerica Funds that will commence operations upon consummation of the proposed Reorganizations, with that Target Fund receiving shares of the applicable class of the Destination Fund as shown in the following table. The Target Funds do not have share classes.

Proposal	Target Fund	Destination Fund and Shares
Proposal 10A	Transamerica Asset Allocation – Short Horizon	Transamerica Asset Allocation Short Horizon Class R
Proposal 10B	Transamerica Institutional Asset Allocation – Short Horizon	Transamerica Asset Allocation Short Horizon Class R4

Transamerica Institutional Asset Allocation – Short Horizon would reorganize first in a “shell” Reorganization into the newly-formed Destination Fund. Exhibit A is the form of Plan for this Reorganization. Transamerica Asset Allocation – Short Horizon would then reorganize. Exhibit B is the form of Plan for these Reorganizations. All Reorganizations would occur on the same closing date.

The Target Funds and the Destination Fund are managed by Transamerica Asset Management, Inc. (“TAM”) and have the same investment objective and substantially similar principal investment strategies and related risks. The tables below provide a comparison of certain features of the Funds. Unless otherwise noted, the information is the same for each Target Fund. In the tables below, if a row extends across the entire table, the information applies to the Destination Fund and the Target Funds.

Comparison of Target Funds and Destination Fund

	Target Funds	Destination Fund
Investment objective	Seeks to provide a high level of income and preservation of capital.

Principal investment strategies

Transamerica Asset Allocation—Short Horizon invests in a combination of Transamerica Partners funds (“underlying funds”).

Transamerica Asset Management, Inc. (the “Investment Manager”) selects the combination and amount of underlying funds to invest in based on the fund’s investment objective.

Transamerica Asset Allocation Short Horizon invests in a combination of Transamerica Funds (“underlying funds”).

Transamerica Asset Management, Inc. (the “Investment Manager”) selects the combination and amount of underlying funds to invest in based on the fund’s investment objective.

	Target Funds				Destination Fund

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect the Investment Manager’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. The Investment Manager may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund.

The following chart shows approximately how much of the assets of the fund are invested in the Bond, Stock and Money Market Funds. These allocations reflect the Investment Manager’s present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the fund. The Investment Manager may allocate the assets of the fund without limit to the Money Market Fund in attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the fund.

		Normal Approximate Allocations				Normal Approximate Allocations
		Bond Funds	Stock Funds	Money Market Fund		Bond Funds	Stock Funds	Money Market Fund
	Short Horizon	89.8%	10%	0.2%	Short Horizon	89.8%	10%	0.2%

The fund is a non-diversified fund, meaning that it is not limited by the Investment Company Act of 1940 as to the amount of its assets that may be invested in a single issuer. The fund invests in the underlying funds, which are diversified.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

The Bond Funds normally invest principally in fixed income securities, the Stock Funds normally invest principally in equity securities, and the Money Market Fund normally invests principally in U.S. government securities and/or repurchase agreements fully collateralized by U.S. government securities.

Each underlying fund has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund decides which securities to purchase and sell for that underlying fund.

Investment manager	TAM

Sub-adviser	None

Portfolio managers

Christopher A. Staples, CFA: Lead Portfolio Manager of the Target Funds since 2007; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services.

Kane Cotton, CFA: Associate Portfolio Manager of the Target Funds since 2014; Employed by Transamerica Asset Management, Inc. since 2014.

Christopher A. Staples, CFA: Lead Portfolio Manager of the Destination Fund since inception[1]; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services.

Kane Cotton, CFA: Associate Portfolio Manager of the Destination Fund since inception[1]; Employed by Transamerica Asset Management, Inc. since 2014.

Business

Transamerica Asset Allocation – Short Horizon is a diversified series of TPFG II, an open-end management investment company organized as a Massachusetts business trust.

Transamerica Institutional Asset Allocation – Short Horizon is a diversified series of TPFG, an open-end management investment company organized as a Massachusetts business trust.

The Destination Fund is a diversified series of the Destination Trust, an open-end management investment company organized as a Delaware statutory trust.

[1]

The Destination Fund has not yet commenced operations, and therefore, does not currently have any portfolio managers. However, the Destination Fund will commence operations upon the consummation of the proposed Reorganizations. At that time, the portfolio managers of the Destination Fund will be as noted in the table.

Target Funds	Destination Fund

Net assets (as of June 30, 2016)	Transamerica Asset Allocation – Short Horizon = $162,111,934 Transamerica Institutional Asset Allocation – Short Horizon = $12,073,219	None

Management fees

TAM receives compensation for investment advisory services from the Target Funds at an annual rate of 0.10%.

TAM receives no additional compensation for providing administrative services to the Target Funds.

The applicable fee(s) are based upon average daily net assets and are accrued daily and paid monthly.

Each Target Fund invests in underlying funds which pay administration fees.

TAM receives compensation for investment management services, which include investment advisory and administrative services, from the Destination Fund at an annual rate of 0.12%.

The fee is based upon average daily net assets and is accrued daily and paid monthly.

Distribution and service (12b-1) fees	The Target Funds are not subject to any distribution and service (12b-1) fee. Each Target Fund invests in underlying funds which pay distribution and service (12b-1) fees.

Class R shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.50% of average daily net assets.

Class R4 shares of the Destination Fund are subject to a distribution and service (12b-1) fee of up to 0.25% of average daily net assets.

The Destination Fund will invest in underlying funds which do not pay distribution and service (12b-1) fees.

Sales charges	Shares of the Target Funds are offered without a sales charge and are not subject to a contingent deferred sales charge.	Class R and Class R4 shares of the Destination Fund are offered without a sales charge and are not subject to a contingent deferred sales charge.

Fee waiver and expense reimbursement	None

Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the Destination Fund’s total operating expenses exceed:

•    0.60% for Class R shares and

•    0.35% for Class R4 shares.

The expense limitation excludes, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the Destination Fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.

Gross and net expenses	For a comparison of the gross and net expenses of the Funds, please see the class fee tables in the “The Funds’ Fees and Expenses” section.

The Funds’ Fees and Expenses

Shareholders of the Target Funds and the Destination Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The fees and expenses in the tables appearing below for the Target Funds are based on the expenses of the Target Funds for the twelve-month period ended June 30, 2016. The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations. Therefore, the Fees and Expenses for the Destination Fund have been estimated using the Destination Fund’s proposed fees and estimated expenses assuming the Reorganization occurred on June 30, 2016. The tables also show the pro forma expenses of the combined Destination Fund after giving effect to all Group 10 Reorganizations based on pro forma net assets as of June 30, 2016. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. For financial statement purposes, Transamerica Institutional Asset Allocation – Short Horizon will be the accounting survivor of the Reorganizations. As the accounting survivor, Transamerica Institutional Asset Allocation – Short Horizon’s operating history will be used for financial reporting purposes.

Transamerica Asset Allocation – Short Horizon*

	Transamerica Asset Allocation – Short Horizon	Transamerica Asset Allocation Short Horizon	Combined Transamerica Asset Allocation Short Horizon (Pro Forma)
		Class R	Class R
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.50%	0.50%
Other expenses[2]	None	0.01%[3]	0.01%[3]
Acquired fund fees and expenses	1.02%	0.45%	0.45%
Total annual fund operating expenses	1.12%	1.08%	1.08%
Fee waiver and/or expense reimbursement	0.00%[4]	0.03%[5]	0.03%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.12%	1.05%	1.05%

Transamerica Institutional Asset Allocation – Short Horizon*

	Transamerica Institutional Asset Allocation – Short Horizon	Transamerica Asset Allocation Short Horizon	Combined Transamerica Asset Allocation Short Horizon (Pro Forma)
		Class R4	Class R4
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None
Maximum deferred sales charge (load) (as a % of offering price)	None	None	None
Redemption fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.10%	0.12%	0.12%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[2]	None	0.01%[3]	0.01%[3]
Acquired fund fees and expenses	0.70%	0.45%	0.45%
Total annual fund operating expenses	0.80%	0.83%	0.83%
Fee waiver and/or expense reimbursement	0.00%[6]	0.03%[5]	0.03%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%	0.80%	0.80%

*	Assuming only the Reorganization of Transamerica Asset Allocation – Short Horizon, the pro forma gross and net expense ratios of Class R shares of the combined Destination Fund would be 1.08% and 1.05%, respectively. Assuming only the Reorganization of Transamerica Institutional Asset Allocation – Short Horizon, the pro forma gross and net expense ratios of Class R4 shares of the combined Destination Fund would be 0.83% and 0.80%, respectively.
[1]	The Destination Fund receives investment advisory and administrative services under one agreement with the Destination Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), and pays a single management fee to TAM. Transamerica Asset Allocation – Short Horizon and Transamerica Institutional Asset Allocation – Short Horizon receive investment advisory and administrative services from TAM under separate agreements and pay separate advisory fees and administrative services fees to TAM. The administrative services fees of 0.30% for Transamerica Asset Allocation – Short Horizon and 0.05% for Transamerica Institutional Asset Allocation – Short Horizon are included in “Other expenses.”
[2]	Other expenses do not include the costs of the Reorganizations to be borne by the Target Funds. These costs are considered extraordinary expenses and are not covered by the applicable expense limitation arrangements. The basis point impact of such costs is 0.02% for Transamerica Asset Allocation – Short Horizon and 0.00% for Transamerica Institutional Asset Allocation – Short Horizon. These costs will be assessed to the respective Funds prior to the Reorganizations.
[3]	Other expenses are based on estimates for the current fiscal year. Actual expenses may differ from estimates.
[4]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.
[5]	Contractual arrangements have been made with TAM through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.60% for Class R shares and 0.35% for Class R4 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap.
[6]	Contractual arrangements have been made with TAM through May 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund’s total operating expenses exceed 0.10%, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business.

The hypothetical examples below help you compare the cost of investing in each Fund. Each example assumes that:

•	you invest $10,000 in each Fund;

•	you reinvest all dividends and distributions without a sales charge;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Fund’s future performance); and

•	each Fund’s operating expenses remain the same.

Each example also assumes no fees for IRA accounts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of all Group 10 Reorganizations. The examples are for comparison purposes only and do not represent the Funds’ actual expenses or returns, either past or future. Because actual return and expenses will be different, the examples are for comparison only.

Transamerica Asset Allocation – Short Horizon

Number of years you own your shares	Transamerica Asset Allocation – Short Horizon	Transamerica Asset Allocation Short Horizon*	Combined Transamerica Asset Allocation Short Horizon (Pro Forma)*
		Class R	Class R
Year 1	$114	$107	$107
Year 3	$356	$340	$340
Year 5	$617	$593	$593
Year 10	$1,363	$1,314	$1,314

Transamerica Institutional Asset Allocation – Short Horizon

Number of years you own your shares	Transamerica Institutional Asset Allocation – Short Horizon	Transamerica Asset Allocation Short Horizon*	Combined Transamerica Asset Allocation Short Horizon (Pro Forma)*
		Class R4	Class R4
Year 1	$82	$82	$82
Year 3	$255	$262	$262
Year 5	$444	$458	$458
Year 10	$990	$1,023	$1,023

*	Assuming only the Reorganization of Transamerica Asset Allocation – Short Horizon, the cost of investing in Class R shares would be: Year 1 - $107; Year 3 - $340; Year 5 - $593; and Year 10 - $1,314. Assuming only the Reorganization of Transamerica Institutional Asset Allocation - Short Horizon, the cost of investing in Class R4 shares would be: Year 1 - $82; Year 3 - $262; Year 5 - $458; and Year 10 - $1,023.

The Funds’ Past Performance

The Destination Fund is a newly-organized fund that will commence operations upon consummation of the proposed Reorganizations, and therefore, has no performance history.

Set forth below is performance information for each Target Fund. The bar charts and tables below provide some indication of the risks of investing in each Target Fund by showing you how the performance of the Target Funds has varied from year to year, as applicable, and how the average total returns of each Target Fund for different periods compare to the returns of one or more broad measures of market performance. Absent any applicable limitation of or cap on the Target Funds’ expenses, performance would have been lower. Class R and Class R4 shares of the Destination Fund would have different performance because they have different expenses. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Destination Fund will perform in the future. Following the Reorganizations, Transamerica Institutional Asset Allocation—Short Horizon will be the surviving fund for performance purposes.

Transamerica Asset Allocation – Short Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	6.79%
Worst Quarter:	9/30/2008	-4.76%

Year-to-date return as of September 30, 2016: 5.39%

Transamerica Asset Allocation – Short Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Asset Allocation – Short Horizon	-0.98%	3.27%	4.02%	06/13/1996
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Transamerica Asset Allocation – Short Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.26%	3.59%	4.56%

Transamerica Institutional Asset Allocation – Short Horizon Annual Returns

Annual Total Returns (calendar years ended December 31)

	Quarter Ended	Return
Best Quarter:	6/30/2009	6.88%
Worst Quarter:	9/30/2008	-4.81%

Year-to-date return as of September 30, 2016: 5.70%

Transamerica Institutional Asset Allocation – Short Horizon Average Annual Total Returns

Average Annual Total Returns (periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Inception Date
Transamerica Institutional Asset Allocation – Short Horizon	-0.72%	3.62%	4.34%	09/11/2000
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%
Transamerica Institutional Asset Allocation – Short Horizon Benchmark Blend (reflects no deduction for fees, expenses or taxes)	-0.26%	3.59%	4.56%

Comparison of Principal Risks of Investing in the Funds

Because the Funds have the same investment objective and substantially similar principal investment strategies, they are subject to the same principal risks. Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Fund or your investment may not perform as well as other similar investments.

Each Fund is subject to the following principal risks (in alphabetical order) of investing in the Fund:

Asset Allocation – The Investment Manager allocates the fund’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the fund’s return and/or avoiding investment losses, and may cause the fund to underperform.

Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds – More on Principal Risks: Derivatives” in the prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve

or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Management – The fund is subject to the risk that the investment manager’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The fund may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the investment manager, or if the investment manager’s investment style otherwise fails to produce the desired results. The fund’s investment strategies designed by the investment manager may not work as intended. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the fund. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Value Investing – The prices of securities the sub-adviser to an underlying fund believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Each Target Fund is subject to the following additional principal risk:

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

CAPITALIZATION

The following tables set forth the capitalization of each Target Fund as of September 30, 2016 and the pro forma combined capitalization of the combined Destination Fund as if the Reorganizations had occurred on that date. The Destination Fund is a newly-formed fund that will commence operations upon the consummation of the Reorganizations, and therefore had no assets or shares outstanding as of September 30, 2016. If the Reorganizations are consummated, the actual exchange ratios on the closing date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of the Funds between September 30, 2016 and the closing date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period.

Transamerica Asset Allocation – Short Horizon Funds

	Transamerica Asset Allocation – Short Horizon	Transamerica Institutional Asset Allocation – Short Horizon
Net Assets	$173,634,466	$12,258,164
Net Asset Value Per Share	$11.64	$11.16
Shares Outstanding	14,917,693	1,098,296

Transamerica Asset Allocation Short Horizon

	Transamerica Asset Allocation Short Horizon	Transamerica Asset Allocation Short Horizon Pro Forma
Net Assets
Class R	—	$173,584,751
Class R4	—	$12,244,906
Net Asset Value Per Share
Class R	—	$10.00
Class R4	—	$9.99
Shares Outstanding
Class R	—	17,363,447
Class R4	—	1,225,816

It is impossible to predict with any certainty how many shares of the Destination Fund will actually be received and distributed by a Target Fund on the closing date. The foregoing table should not be relied upon to determine the amount of Destination Fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Fund and its Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Funds, how to buy, sell or exchange Fund shares, how each Fund values its securities, financial highlights information for each Fund and ownership of shares of the Funds, please see the sections immediately following the discussion of the Group 10 Reorganizations.

TARGET FUND BOARD’S EVALUATION AND RECOMMENDATION

With respect to each Target Fund, the Board of the Target Fund, including its Independent Trustees, after careful consideration, unanimously determined that the Reorganization is in the best interest of the Target Fund and will not dilute the interests of the existing holders of the Target Fund. Each Board made this determination based on various factors, which include those that are discussed in the section entitled “Reasons for the Proposed Reorganizations” in the back of this Proxy Statement/Prospectus following the discussion of the proposals.

Similarly, the Board of the Destination Fund, including all its Independent Trustees, has approved the Reorganization with respect to the Destination Fund. The Board has determined that the Reorganization is in the best interest of the Destination Fund and that the interests of the Destination Fund’s holders will not be diluted as a result of the Reorganization.

THE BOARD OF YOUR TARGET FUND RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 10A OR 10B, AS APPLICABLE, TO APPROVE THE PLAN.

REASONS FOR THE PROPOSED REORGANIZATIONS

At a meeting held on July 13-14, 2016, the Board of each Target Fund, including the Independent Trustees, unanimously voted to approve the proposed Reorganization of the Target Fund. In approving the Reorganization, the Board and the Independent Trustees determined that the Reorganization is in the best interests of the Target Fund and the interests of the existing holders of the Target Fund will not be diluted as result of the Reorganization. The Board, including the Independent Trustees, also considered and approved the terms and conditions of the Plan for the Reorganization.

The initiative to reorganize the Transamerica Partners funds into Transamerica Funds was discussed by the Board and the Independent Trustees on a number of occasions prior to the July 13-14, 2016 meeting. TAM provided an overview of the initiative to the Board at a meeting held on March 9-10, 2016, and the Board of each Destination Fund at that joint meeting the establishment and registration of the newly-formed Destination Funds. The initiative was further discussed by TAM and the Board at June 8-9, 2016 meeting, and the management, sub-advisory (as applicable) and service provider agreements for each Destination Fund were approved by the Board of the Destination Fund at that joint meeting. The Independent Trustees met telephonically on July 7, 2016 and in-person on July 12, 2016 to discuss the proposed Reorganizations. The Independent Trustees were assisted in their consideration of the proposed Reorganizations by their independent legal counsel.

The Trustees considered the following matters, among others things, in approving the Reorganizations:

•	The proposed Reorganizations are part of an initiative designed to streamline the Transamerica fund family and to promote operating efficiencies.

•	The Target Funds are part of the Transamerica Partners funds. The Transamerica Partners funds, which were initially established primarily for retirement and benefit plan investors, have been experiencing net outflows for a number of years, and that these outflows have resulted in certain diseconomies, including fixed costs representing an increasing percentage of a smaller asset base and the funds losing the benefit of previously attained fee breakpoints.

•	The Transamerica Partners funds appear to have limited distribution opportunities and prospects for future asset growth.

•	The current contractual expense limitations on the Target Feeder Funds expire on May 1, 2017, and TAM does not expect to maintain the expense limitations for many of the Institutional Target Feeder Funds at their current levels beyond that time should the Reorganizations not occur.

•	The Destination Funds are part of a separate group of mutual funds managed by TAM, branded Transamerica Funds. Transamerica Funds is a larger fund complex which is growing in size.

•	Transamerica Funds offers increased distribution capabilities and greater potential for asset growth and efficiencies, including the potential for lower expense ratios. The Reorganizations would eliminate certain redundancies in product offerings and are expected to strengthen TAM’s ability to pursue investment and marketing opportunities.

•	Each Target Fund would reorganize into a newly-organized Destination Fund in Transamerica Funds that will commence operations upon consummation of the applicable Reorganization.

•	Each Target Fund would receive new Class R, Class R4 or Class I3 shares of the corresponding Destination Fund, as applicable, in the Reorganization.

•	Each Target Fund would in most instances reorganize into a Destination Fund with the same or substantially similar investment objective and strategies. The exception would be certain of the Target Asset Allocation Funds. The Transamerica Partners Short/Intermediate Horizon funds, along with the Transamerica Partners Intermediate Horizon funds, are proposed to reorganize into Transamerica Asset Allocation Intermediate Horizon. The Transamerica Partners Intermediate/Long Horizon funds and the Transamerica Partners Long Horizon funds are proposed to reorganize into Transamerica Asset Allocation Long Horizon. Following these Reorganizations, holders of the Transamerica Partners Short/Intermediate Horizon funds and the Transamerica Partners Intermediate/Long Horizon funds would have greater equity exposure than they do today.

•	Each Target Feeder Fund and its related Target Master Portfolio would reorganize into a Destination Fund with the same sub-adviser(s) as the applicable Target Master Portfolio. Each Target Asset Allocation Fund would reorganize into a Destination Fund for which, like the Target Asset Allocation Fund, TAM would make day-to-day securities purchase and sale decisions without the use of a sub-adviser.

•	The performance track records of the Target and Destination funds and the expected accounting and performance survivor of each Reorganization grouping.

•

While the fees of the Target Funds and Destination Funds differ in structure and amount, based on information as of March 31, 2016, it is expected that the total expenses for the Target Funds would in most cases be lower or stay the same following the Reorganizations. Certain Target Master Portfolios (Transamerica Partners High Quality Bond Portfolio,

Transamerica Partners Large Core Portfolio and Transamerica Partners Large Growth Portfolio) are expected to experience an increase in their expense ratios following the applicable Reorganization, but that increase is not expected to exceed 2.5 basis points, which would bring the relevant Target Master Portfolio up to its current voluntary expense cap. Transamerica Partners Institutional Intermediate/Long Horizon and Transamerica Partners Institutional Short/Intermediate Horizon funds, which would have greater equity exposure following the respective Reorganizations, are estimated to experience an increase in total expenses of less than 5 basis points.

•	The management fee of each Destination Fund as compared to the advisory fee of the applicable Target Fund. TAM serves as each Fund’s investment manager. TAM performs administration as well as investment advisory services for the Destination Funds under a single management agreement for a single management fee. For the Target Feeder Funds, TAM provides investment advisory services under an investment advisory agreement and administration services under an administrative services agreement, and each Target Feeder Fund pays separate advisory and administration fees. The Target Asset Allocation Funds, Target Stock Index Funds and Target Master Portfolios do not pay separate administration fees.

•	The Investor Target Feeder Funds (other than Transamerica Partners Stock Index) currently pay a 0.25% Rule 12b-1 fee and a 0.30% administration fee which covers, among other things, retirement plan recordkeeping and transfer agency activity. Holders of these Investor Target Feeder Funds would receive Class R shares of the applicable Destination Funds in the Reorganization which would pay a 0.50% Rule 12b-1 fee and a transfer agency fee of $21.00 per open account, and retirement plan recordkeeping services would be paid for under the Rule 12b-1 plan.

•	The components of the total expense ratios of Transamerica Asset Allocation Long Horizon, Transamerica Asset Allocation Intermediate Horizon and Transamerica Asset Allocation Short Horizon (collectively, the “Destination Asset Allocation Funds”) would differ from those of the Target Asset Allocation Funds. The Target Asset Allocation Funds do not charge administration fees or Rule 12b-1 fees and invest in underlying Transamerica Partners feeder funds which pay both administration fees and Rule 12b-1 fees. The Destination Asset Allocation funds would invest in Class I2 and Class I3 shares of underlying Transamerica Funds which pay no Rule 12b-1 fee, and Rule 12b-1 fees would instead be charged at the Destination Asset Allocation Fund level. This change in pricing structure would result in holders paying Rule 12b-1 fees at the asset allocation fund level and lower acquired fund fees and expenses following the Reorganizations.

•	The expected tax-free nature of each Reorganization involving a Target Feeder Fund or Target Asset Allocation Fund for U.S. federal income tax purposes. The Reorganization of each Target Master Portfolio is expected to be a taxable transaction for U.S. federal income tax purposes, and particularly the expectation that shareholders of the merging Target Feeder Funds would not realize any income, gain or loss in connection with the Reorganizations. The only holders of each Target Master Portfolio at the time of the Reorganization will be the applicable Non-Mutual Fund Feeder Funds, and TAM understands that there are few (if any) tax sensitive investors in the Non-Mutual Fund Feeder Funds.

•	Each Target Fund and corresponding Destination Fund use the same pricing and valuation procedures and same pricing vendors.

•	The terms and conditions of the Plan for each Reorganization.

•	Certain benefits that TAM and its affiliates would receive from the Reorganizations, including a more unified fund family and the administrative conveniences of fewer funds and trusts to oversee and maintain.

•	The costs of the Reorganizations would be shared equally by TAM, on the one hand, and by the funds participating in the various reorganizations as part of the initiative, on the other hand, in accordance with a cost sharing methodology that takes into account, among other factors, the expected benefits of the Reorganization to each Target Fund.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and the Trustees attributed different weights to the various factors. The Trustees evaluated all information available to them on a Target Fund-by-Target Fund basis, and their determinations were made separately in respect of each Target Fund.

QUORUM, VOTE REQUIRED AND MANNER OF VOTING PROXIES

Quorum

A quorum of holders of a Target Fund is required to take action at that Target Fund’s Special Meeting. For the purposes of taking action on a proposal, holders entitled to vote and present in person or by proxy representing at least thirty percent (30%) of the voting power of the Target Fund shall constitute a quorum at the Special Meeting.

Only proxies that are voted, abstentions and “broker non-votes” will be counted toward establishing a quorum. “Broker non-votes” are shares held by a broker or nominee as to which proxies have been returned but (a) instructions have not been received from the beneficial owners or persons entitled to vote and (b) the broker or nominee does not have discretionary voting power on a particular matter.

In the absence of a quorum, or if a quorum is present but sufficient votes to approve a proposal are not received, a Special Meeting may be adjourned by the affirmative vote of a majority of the voting power of the shares present in person or represented by proxy at the Special Meeting. The persons named as proxies may, at their discretion, vote those proxies in favor of an adjournment of a Special Meeting.

Vote Required

With respect to each Target Fund, approval of the applicable Reorganization proposal requires, if a quorum is present at the Special Meeting, the vote of “a majority of the outstanding voting securities” of that Target Fund within the meaning of the 1940 Act, which is defined as the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Target Fund.

Manner of Voting

When a Target Feeder Fund holder votes with respect to a Reorganization proposal, that vote will also constitute instructions for the Target Feeder Fund to vote in the same manner on the corresponding Reorganization proposal for the Target Master Portfolio in which the Target Feeder Fund invests.

Interests in each Target Master Portfolio are held by the applicable Target Feeder Funds and the Non-Mutual Feeder Funds. In each proposed Reorganization of a Target Master Portfolio, each Target Feeder Fund will vote its interests in the Target Master Portfolio in which it invests in accordance with the voting instructions received from its holders as discussed above and will vote interests in the Target Master Portfolio with respect to which it has not received voting instructions in the same proportion as the interests for which it has received instructions from other holders (this is called “proportional voting” or “echo voting”). Because each Target Feeder Fund will use proportional voting to vote its interests in its corresponding Target Master Portfolio, a small number of holders could determine how the Target Feeder Fund votes if other holders fail to vote. Please note that, as the Target Master Portfolios have holders besides the Target Feeder Funds, it is possible that the Reorganization of a Target Master Portfolio may not be approved by the Target Master Portfolio, even if it is approved by the requisite Target Feeder Fund holders. It is also possible that the Reorganization of a Target Master Portfolio may be approved by the Target Master Portfolio, even if it is not approved by Target Feeder Fund holders.

For many of the Target Master Portfolios, the Target Feeder Funds represent a significant portion of the Target Master Portfolio’s assets. As a result, in voting on the proposed Reorganization of a Target Master Portfolio, the Non-Mutual Fund Feeder Funds may be outvoted by the Target Feeder Funds. As of October 31, 2016, the applicable Target Feeder Funds represented the portion of the related Target Master Portfolios as indicated in the table below:

Target Feeder Fund	Percentage of the Relevant Target Master Portfolio’s Net Assets
Transamerica Partners High Quality Bond	31.45%
Transamerica Partners Institutional High Quality Bond	16.89%
Transamerica Partners Inflation-Protected Securities	45.98%
Transamerica Partners Institutional Inflation-Protected Securities	30.63%
Transamerica Partners Large Core	27.95%
Transamerica Partners Institutional Large Core	3.70%
Transamerica Partners Large Growth	28.45%
Transamerica Partners Institutional Large Growth	12.31%
Transamerica Partners Large Value	29.78%
Transamerica Partners Institutional Large Value	12.55%
Transamerica Partners Balanced	59.83%
Transamerica Partners Institutional Balanced	3.56%

In the case of interests in the Target Master Portfolio held by Non-Mutual Feeder Funds which are separate accounts established by Transamerica insurance companies to fund variable annuity contracts or variable life insurance policies, ownership of the interests is legally vested in the separate accounts. It is the Funds’ understanding that the Transamerica insurance companies will seek voting instructions from the account holders for Target Master Portfolio interests held by separate accounts registered under the 1940 Act and will vote in accordance with such instructions. A signed proxy card or other authorization by a holder that does not specify how the holder’s interests should be voted may be deemed an instruction to vote in favor of the applicable proposal. For separate accounts that are registered under the 1940 Act, the Transamerica insurance companies will use proportional voting to vote interests for which no timely instructions are received from holders. The Transamerica insurance companies do not require that a specified number of holders submit voting instructions before they will vote the interests in the Target Master Portfolio held by their separate accounts at the Special Meeting. As a result, a small number of holders could determine how a Transamerica insurance company votes, if other holders fail to vote.

With respect to interests in the Target Master Portfolio held by Non-Mutual Feeder Funds which are series of a collective investment trust, it is the Funds’ understanding that the trustee of the collective investment trust will either engage an independent fiduciary to vote the Target Master Portfolio interests held by the respective series of the collective investment trust or vote the Target Master Portfolio interests held by those series in accordance with the voting instructions received from plan sponsors and vote interests in the applicable Target Master Portfolio with respect to which it has not received voting instructions in the same proportion as the interests for which it has received instructions form other plan sponsors.

The Target Asset Allocation Funds invest in securities through the Target Feeder Funds which in turn invest through the Target Master Portfolios. In the proposed Reorganizations of the Target Feeder Funds, each Target Asset Allocation Fund will vote its shares in each applicable underlying Target Feeder Fund in the same proportion in which votes are cast by other holders of the underlying Target Feeder Fund. It is, therefore, possible that the Asset Allocation Funds may vote their shares in the underlying Target Feeder Funds in which they invest differently from the way in which holders of interests in the Target Asset Allocation Funds vote on the proposed Reorganizations of the Target Asset Allocation Funds.

A signed proxy card or other authorization by a holder that does not specify how the holder’s interests should be voted on a proposal will be deemed an instruction to vote such interests in favor of the applicable proposal. Abstentions and broker non-votes do not count as a vote “for” the respective proposal and have the same effect as a vote “against” the proposal.

Target Fund holders may continue to vote, and votes will be included in the tabulation, up until the date and time of the Special Meeting, 10:00 a.m., Mountain Time, on February 10, 2017.

TAX STATUS OF EACH REORGANIZATION

Each Target Feeder Fund and Target Asset Allocation Fund Reorganization described in Proposals 1A, 2A, 3A, 4A, 5A, 6A, 7A, 8B, 9B and 10B (each, a “Primary Reorganization”) is conditioned upon the receipt by the applicable Target Trust and the Destination Trust of an opinion from Morgan, Lewis & Bockius, LLP, counsel to the Funds, substantially to the effect that, for federal income tax purposes:

•	The transfer of all of the applicable Target Fund’s assets to the corresponding Destination Fund in the Reorganization in exchange solely for the issuance of the applicable Destination Fund shares to the Target Fund and the assumption of all the Target Fund’s liabilities by the Destination Fund, followed by the distribution of those Destination Fund shares to the Target Fund’s shareholders in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Destination Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by the Destination Fund upon receipt of the assets of the Target Fund solely in exchange for the applicable shares of the Destination Fund and the assumption by the Destination Fund of all of the liabilities of the Target Fund as part of the Reorganization;

•	The tax basis in the hands of the Destination Fund of the assets of the Target Fund received in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer;

•	The holding period in the hands of the Destination Fund of each asset of the Target Fund received in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the Target Fund (except where investment activities of the Destination Fund have the effect of reducing or eliminating the holding period with respect to an asset);

•	No gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Destination Fund in the Reorganization solely in exchange for the applicable shares of the Destination Fund and the assumption by the Destination Fund of all of the liabilities of the Target Fund, or upon the distribution of the applicable shares of the Destination Fund by the Target Fund to its shareholders in complete liquidation, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•	No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares solely for the shares of the Destination Fund as part of the Reorganization;

•	The aggregate tax basis of the Destination Fund shares received by each shareholder of the Target Fund in the Reorganization will be the same as the aggregate tax basis of his or her shares of the Target Fund surrendered in exchange therefor;

•	The holding period of each shareholder of the Target Fund for his or her Destination Fund shares received in the Reorganization will include the holding period of the shares of the Target Fund that were surrendered in exchange therefor, provided that the shareholder held the Target Fund shares as capital assets on the date of the exchange; and

•	The taxable year of the Target Fund will not end as a result of the Reorganization.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the applicable Target Trust, on behalf of the applicable Target Fund, and of the Destination Trust, on behalf of the applicable Destination Fund.

Each Target Feeder Fund and Target Asset Allocation Fund Reorganization described in Proposals 1B, 2B, 3B, 4B, 5B, 6B, 7B, 8A, 8C, 8D, 9A, 9C, 9D, 10A, 10C, 10D (each, a “Secondary Reorganization”) is conditioned upon the receipt by the applicable Target Trust and the Destination Trust of an opinion from Morgan, Lewis & Bockius, LLP, counsel to the Funds, substantially to the effect that, for federal income tax purposes:

•	The transfer of all of the applicable Target Fund’s assets to the corresponding Destination Fund in the Reorganization in exchange solely for the issuance of the applicable Destination Fund shares to the Target Fund and the assumption of all the Target Fund’s liabilities by the Destination Fund, followed by the distribution of those Destination Fund shares to the Target Fund’s shareholders in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Destination Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by the Destination Fund upon receipt of the assets of the Target Fund solely in exchange for the applicable shares of the Destination Fund and the assumption by the Destination Fund of all of the liabilities of the Target Fund as part of the Reorganization;

•	The tax basis in the hands of the Destination Fund of the assets of the Target Fund received in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer;

•	The holding period in the hands of the Destination Fund of each asset of the Target Fund received in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the Target Fund (except where investment activities of the Destination Fund have the effect of reducing or eliminating the holding period with respect to an asset);

•	No gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Destination Fund in the Reorganization solely in exchange for the applicable shares of the Destination Fund and the assumption by the Destination Fund of all of the liabilities of the Target Fund, or upon the distribution of the applicable shares of the Destination Fund by the Target Fund to its shareholders in complete liquidation, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•	No gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares solely for the shares of the Destination Fund as part of the Reorganization;

•	The aggregate tax basis of the Destination Fund shares received by each shareholder of the Target Fund in the Reorganization will be the same as the aggregate tax basis of his or her shares of the Target Fund surrendered in exchange therefor; and

•	The holding period of each shareholder of the Target Fund for his or her Destination Fund shares received in the Reorganization will include the holding period of the shares of the Target Fund that were surrendered in exchange therefor, provided that the shareholder held the Target Fund shares as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the applicable Target Trust, on behalf of the applicable Target Fund, and of the Destination Trust, on behalf of the applicable Destination Fund.

No tax ruling has been or will be received from the IRS in connection with any of the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to each Primary Reorganization, the applicable Target Fund may declare and pay a dividend. Any such dividend by a Target Fund generally will be taxable to the Target Fund’s shareholders.

Immediately prior to each Secondary Reorganization, the applicable Target Fund will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), all of its net tax-exempt income and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). The amount of such distributions to the shareholders of each Target Feeder Fund and each Target Asset Allocation Fund, as applicable is estimated as of March 31, 2017 to be as set forth in the table below. The amounts set forth in the table below are estimates of the applicable Target Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income and net capital gain as if its taxable year ended on the Closing Date. Any amount actually distributed to a Target Fund’s shareholders immediately prior to the applicable Reorganization may be higher or lower than the amount set forth in the table below. Any such distribution by a Target Fund generally will be taxable to the Target Fund’s shareholders.

Fund	Distribution amount (per share)
Transamerica Partners Institutional High Quality Bond	$0.0450
Transamerica Partners Institutional Inflation-Protected Securities	$0.0001
Transamerica Partners Institutional Large Core	$0.0429
Transamerica Partners Institutional Large Growth	$0.0051
Transamerica Partners Institutional Large Value	$0.0972
Transamerica Partners Institutional Balanced	$0.0450
Transamerica Partners Institutional Stock Index	$0.0925
Transamerica Asset Allocation – Long Horizon	$0.0339
Transamerica Asset Allocation – Intermediate/Long Horizon	$0.0396
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	$0.0407
Transamerica Asset Allocation – Intermediate Horizon	$0.0451
Transamerica Asset Allocation – Short/Intermediate Horizon	$0.0487
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	$0.0430
Transamerica Asset Allocation – Short Horizon	$0.0538

Each Reorganization of a Target Master Portfolio may be a taxable transaction. The exchange of each Target Master Portfolio’s assets for (a) the applicable shares of the corresponding Destination Fund and (b) the Destination Fund’s assumption of the Target Master Portfolio’s liabilities is expected, in most cases, to be a taxable exchange for federal income tax purposes, in which the Target Master Portfolio will recognize gains and losses. In such a case, holders of beneficial interests in the applicable Target Master Portfolio will be required to take into account their allocable shares of the gains and losses recognized by the Target Master Portfolio. Holders of beneficial interests in a Target Master Portfolio may also recognize gain or loss in connection with the applicable Destination Fund’s assumption of the Target Master Portfolio’s liabilities or the distribution of the applicable Destination Fund’s shares in liquidation of the Target Master Portfolio. As noted above, the only holders of the Target Master Portfolios at the time of the Reorganization will be the applicable Non-Mutual Fund Feeder Funds.

A Reorganization of a Target Master Portfolio might be treated, in general, as a non-recognition transaction if the Target Master Portfolio and certain other shareholders contributing assets to the applicable Destination Fund, taken together, were to own at least 80% of the Destination Fund. Under those circumstances, (i) the Target Master Portfolio and the Destination Fund would generally recognize no gain or loss in the Reorganization, and (ii), Shareholders of the Target Master Portfolio would generally not recognize gain or loss on the receipt of Destination Fund shares in the Reorganization, but (iii) the Destination Fund’s assumption of the Target Master Portfolio’s liabilities would generally be treated for U.S. federal income tax purposes as a deemed cash distribution to each shareholder of the Target Master Portfolio, which could result in the recognition of gain by the Target Master Portfolio’s shareholders. If that 80% ownership requirement is not met in the case of a Reorganization of a Target Master Portfolio, the Reorganization will generally be treated as a taxable transaction for U.S. federal income tax purposes.

Even if a Reorganization of a Target Master Portfolio is otherwise generally treated as a non-recognition transaction, the Target Master Portfolio may make a deemed-sale election that would generally result in the recognition of gain by the Target Master Portfolio to the extent the Target Master Portfolio is owned directly or indirectly, by “C corporations”. The Target Master Portfolio would generally allocate such gain to holders of beneficial interests in the Target Master Portfolio that are “C corporations” within the meaning of applicable Treasury Regulations, to partnerships in which such “C corporations” are direct or indirect partners, or to grantor trusts or other disregarded entities owned, directly or indirectly, by such “C corporations.”

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. Except as expressly set forth above, this discussion does not address any state, local or foreign tax consequences of the Reorganizations. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

OTHER IMPORTANT INFORMATION

CONCERNING THE REORGANIZATIONS

Tax Capital Loss Carryforwards

Except as otherwise provided, the following discussion relates solely to the Secondary Reorganizations. The Target Master Portfolios are treated as partnerships for U.S. federal income tax purposes and are not entitled to carry forward capital losses. The Destination Funds in the Primary Reorganizations will generally be able to carry forward capital losses of the Target Funds in the Primary Reorganizations by reason of the Primary Reorganizations, themselves. However, the Destination Funds in the Primary Reorganizations will also be treated as Destination Funds in the Secondary Reorganizations, and therefore the limitations described below as applicable to the Destination Funds will generally apply to the gains and losses of the Target Funds in the Primary Reorganizations.

Federal income tax law permits a regulated investment company to carry forward its net capital losses from any taxable year that began on or before December 22, 2010 (“Pre-2011 Carryforwards”) for a period of up to eight taxable years. Federal income tax law permits a regulated investment company to carry forward its net capital losses from any taxable year that began after December 22, 2010 (“Post-2010 Carryforwards”) for an unlimited number of taxable years, but such carryforwards must be fully utilized before the regulated investment company is permitted to utilize any carryforwards of losses from taxable years that began on or before December 22, 2010.

In the tax year of the applicable Destination Fund during which the applicable Secondary Reorganization occurs, the Destination Fund will be able to use carryforwards of the applicable Target Fund (including from the Target Fund’s short tax year ending on the applicable Closing Date), subject to the limitations described below, to offset only a prorated portion of the Destination Fund’s capital gains for the Destination Fund’s tax year, based on the number of days remaining in its tax year after the Closing Date.

Each Secondary Reorganization may result in limitations on the applicable Destination Fund’s ability to use carryforwards of the corresponding Target Fund. Those limitations, imposed by Section 382 of the Code, will generally apply if the shareholders of the Target Fund own less than 50% of the corresponding Destination Fund immediately after the applicable Reorganization, and will be imposed on an annual basis. Each Secondary Reorganization may result in limitations on the applicable Destination Fund’s ability to use unrealized losses inherent in the applicable Target Fund’s assets at the time of the Reorganization. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limit with respect to Pre-2011 Carryforwards. The annual Section 382 limitation for periods following a Secondary Reorganization that is subject to such a limitation generally will equal the product of the net asset value of the applicable Target Fund immediately prior to the Secondary Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service (“IRS”), in effect at the time of the Secondary Reorganization. This limitation may be prorated in the taxable year of the applicable Destination Fund in which the applicable Secondary Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

As of December 31, 2015, the Target Funds had the following unused capital loss carryforwards:

	Pre-2011 Carryforwards					Post-2010 Carryforwards
Fund	Expiring in 2016	Expiring in 2017	Expiring in 2018	Expiring in 2019	Total	Short-term	Long-term	Total
Transamerica Partners High Quality Bond	$—	$410,813	$—	$—	$410,813	$287,854	$1,298,876	$1,586,730
Transamerica Partners Inflation-Protected Securities	$—	$—	$—	$—	$—	$546,952	$1,132,573	$1,679,525
Transamerica Partners Large Core	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Large Growth	$766,345	$—	$—	$—	$766,345	$—	$—	$—
Transamerica Partners Large Value	$1,209,473	$83,481,987	$—	$—	$84,691,460	$—	$—	$—
Transamerica Partners Balanced	$—	$—	$—	$—	$—	$—	$—	$—
Transamerica Partners Stock Index	$8,728,223	$11,086,765	$10,684,178	$—	$30,499,166	$—	$—	$—
Transamerica Asset Allocation - Long Horizon	$—	$8,953,440	$28,727,895	$—	$37,681,335	$—	$—	$—
Transamerica Asset Allocation – Intermediate/Long Horizon	$—	$14,558,693	$41,533,038	$—	$56,091,731	$—	$—	$—
Transamerica Asset Allocation - Intermediate Horizon	$—	$24,772,185	$23,984,080	$—	$48,756,265	$—	$—	$—
Transamerica Asset Allocation – Short/Intermediate Horizon	$—	$—	$1,589,544	$—	$1,589,544	$—	$—	$—
Transamerica Asset Allocation - Short Horizon	$—	$1,308,120	$979,882	$—	$2,288,002	$—	$—	$—
Transamerica Partners Institutional High Quality Bond	$—	$276,858	$—	$—	$276,858	$175,422	$722,754	$898,176
Transamerica Partners Institutional Inflation-Protected Securities	$—	$—	$—	$—	$—	$518,603	$1,125,459	$1,644,062
Transamerica Partners Institutional Large Core	$6,531,545	$5,373,902	$—	$—	$11,905,447	$—	$—	$—
Transamerica Partners Institutional Large Growth	$799,538	$36,977,810	$—	$—	$37,777,348	$—	$—	$—
Transamerica Partners Institutional Large Value	$3,039,251	$243,519,819	$—	$—	$246,559,070	$—	$—	$—
Transamerica Partners Institutional Balanced	$3,794,509	$5,407,590	$492,280	$—	$9,694,379	$—	$—	$—
Transamerica Partners Institutional Stock Index	$—	$918,616	$19,458,227	$—	$20,376,843	$—	$—	$—
Transamerica Institutional Asset Allocation - Long Horizon	$—	$38,072,123	$31,559,291	$—	$69,631,414	$—	$—	$—
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	$—	$24,125,471	$55,910,318	$—	$80,035,789	$—	$—	$—
Transamerica Institutional Asset Allocation - Intermediate Horizon	$—	$30,821,478	$28,228,916	$—	$59,050,394	$—	$—	$—
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	$—	$1,561,331	$3,581,949	$—	$5,143,280	$—	$—	$—
Transamerica Institutional Asset Allocation - Short Horizon	$—	$767,591	$801,235	$—	$1,568,826	$—	$—	$—

Each Reorganization may result in limitations on the applicable Destination Fund’s ability, in the post-Reorganization period, to use a portion of its carryforwards (including any carryforward generated in its tax year that includes the Reorganization) and potentially on such Destination Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Destination Fund and the “long-term tax-exempt rate,” as published by the IRS.

If a Destination Fund or a corresponding Target Fund has a net unrealized gain inherent in its assets at the time of the applicable Reorganization, then, under certain circumstances, the combined Fund may not offset that gain, to the extent realized within five years of the applicable Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward or net operating loss of that Destination Fund or that Target Fund, as applicable) or, in certain cases, by a net unrealized loss inherent at the time of the applicable Reorganization in the assets of the other Fund involved in the Reorganization.

As a result of each Reorganization, losses and loss carryforwards will benefit the shareholders of the combined Destination Fund, rather than only the shareholders of the Destination Fund or Target Fund that incurred them. If a Target Fund’s Reorganization closes on a date other than its regular tax year-end, the Reorganization will cause the Target Fund’s Pre-2011 Carryforwards to expire earlier than the time they otherwise would have expired. Even if a particular limitation described above would not be triggered solely by a particular Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the applicable Target Fund or Destination Fund (including, potentially, another Reorganization). By reason of the foregoing rules, taxable shareholders of a Target Fund may pay more taxes, or pay taxes sooner, than they otherwise would have if the Target Fund’s Reorganization did not occur.

Since the Reorganizations are not expected to close until the first or second quarter of 2017, the capital loss carryforwards and limitations described above may change between now and the completion of the Reorganizations. Further, the ability of each Destination Fund to use losses (even in the absence of a Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

PORTFOLIO SECURITIES

As each Target Fund (except certain Target Asset Allocation Funds) and corresponding Destination Fund have the same or substantially similar investment strategies, management expects that there will be no portfolio restructuring before or after the Reorganizations. Certain Target Asset Allocation Funds would have greater equity exposure following the applicable Reorganizations, and the corresponding Destination Funds expect to sell fixed income securities and purchase equity securities to meet their respective asset allocation targets and weightings.

TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations

Subject to holder approval and the satisfaction of certain closing conditions, each Reorganization is scheduled to close during the first or second quarter of 2017 (each, a “Closing Date”), but may occur on such later date as the parties may agree to in writing.

On the applicable Closing Date, each Target Fund will transfer all of its property and assets to the corresponding Destination Fund. In exchange, the applicable Destination Fund will assume all of the liabilities of the applicable Target Fund and issue shares to that Target Fund, as described below.

In each Reorganization, the applicable Destination Fund will issue shares of the applicable class to the applicable Target Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Feeder Fund’s or Target Asset Allocation Fund’s shares (or beneficial interests in the case of the Target Master Portfolios), as applicable. Holders of shares of Investor Target Feeder Funds and Investor Target Asset Allocation Funds will receive Class R shares. Holders of shares of Institutional Target Feeder Funds and Institutional Target Asset Allocation Funds will receive Class R4 shares. Holders of beneficial interests in the Target Master Portfolios will receive Class I3 shares.

Shares of the applicable class of the applicable Destination Fund will then be distributed by the applicable Target Fund to holders of shares (or beneficial interests) in the Target Fund on a pro rata basis in complete redemption of the holders’ shares (or beneficial interests) and in complete liquidation of the Target Fund. Therefore, on the Closing Date, upon completion of the applicable Reorganization, each holder of shares (or beneficial interests) in the applicable Target Fund will hold shares of the applicable class of the corresponding Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the holder’s shares (or beneficial interests) in the applicable Target Fund immediately prior to the Reorganization. The net asset value attributable to each Target Fund will be determined using the Target Fund’s valuation policies and procedures, and the net asset value attributable to a class of shares of each Destination Fund will be determined using the Destination Fund’s valuation policies and procedures. The portfolio assets of each Target Fund and corresponding Destination Fund are valued using the same valuation policies and procedures.

For each of Reorganization Group 1-6, the Target Master Portfolio and the Target Feeder Funds that invest in such Target Master Portfolio will reorganize into the corresponding Destination Fund on the same closing date. In terms of mechanics, prior to the applicable Reorganization, each Target Feeder Fund (other than the Target Stock Index Funds) will redeem its interest in the applicable Target Master Portfolio in kind, subject to its pro rata share of liabilities, and then complete its Reorganization into the applicable Destination Fund. The Reorganizations of the Target Feeder Funds will occur prior to the Reorganization of the relevant Target Master Portfolio. Following completion of those Reorganizations, the applicable Target Master Portfolio will complete its Reorganization with the applicable Destination Fund. At the time of each Target Master Portfolio Reorganization, the applicable Non-Mutual Fund Feeder Funds will be the only holders of the Target Master Portfolio.

Each of the Target Stock Index Funds, which invest in the S&P 500 Index Master Portfolio (a master portfolio which is not part of the Transamerica Partners fund complex), will contribute its interest in that master portfolio to Transamerica Stock Index, the Destination Fund, in return for shares of Transamerica Stock Index. After the Reorganizations, Transamerica Stock Index would operate as a feeder fund of the S&P 500 Index Master Portfolio.

As holders of interests in the Target Feeder Funds before the Reorganizations, following the Reorganizations of the Target Feeder Funds, the Target Asset Allocation Funds will hold Class R and R4 shares of multiple underlying Destination Funds.

Following the Reorganizations of the Target Feeder Funds, the Target Asset Allocation Funds will exchange the Class R and R4 shares for Class I3 shares of the applicable underlying Destination Funds. Each Target Asset Allocation Fund would then, as part of the Reorganization of the Target Asset Allocation Fund, contribute those Class I3 shares to the applicable Destination Fund in exchange for Class R or R4 shares of the Destination Fund, as applicable, as described above.

Each Target Fund will be terminated after consummation of its Reorganization.

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations.

Following the Reorganizations, TAM will continue to act as investment manager to each Destination Fund and the relevant sub-advisers will continue to serve as sub-advisers to the Destination Funds.

For each Reorganization involving a Target Feeder Fund, for federal income tax purposes, no gain or loss is expected to be recognized by holders or, generally, the Target Feeder Fund as a result of the Reorganization. The exchange of each Target Master Portfolio’s assets for the applicable class of shares of the corresponding Destination Fund and the Destination Fund’s assumption of the Target Master Portfolio’s liabilities is expected, in most cases, to be a taxable exchange for federal income tax purposes, in which the Target Master Portfolio will recognize gains and losses.

Agreement and Plan of Reorganization

The holders of each Target Fund are being asked to approve a Plan substantially in the form attached as Exhibit A or Exhibit B to this Proxy Statement/Prospectus, which is incorporated herein by this reference. The description of the Plan contained herein is a summary of the material provisions of the Plan. Please see the attached copy of the Plan for the complete terms of the Plan.

Determination of Net Asset Value. If a Reorganization is approved, the applicable Destination Fund will deliver to the corresponding Target Fund a number of full and fractional shares of the applicable class of the Destination Fund with an aggregate net asset value equal to the aggregate net asset value of the corresponding Target Feeder Fund’s shares (or beneficial interests in the case of the Target Master Portfolios). The net asset value per share of the applicable class of shares of such Destination Fund shall be computed using the Destination Fund’s valuation procedures and the net asset value per share (or beneficial interest) of such Target Fund shall be computed using the Target Fund’s valuation policies and procedures. The number of full and fractional shares of the applicable class of the Destination Fund shall be determined by dividing the value of the Target Fund’s net assets by the net asset value of one share of the applicable class of the corresponding Destination Fund.

Conditions to Closing the Reorganization. The obligation of each Fund to consummate a given Reorganization is subject to the satisfaction of certain conditions, including the Fund’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the subject Target Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization. The consummation of one Reorganization is not contingent on the consummation of any other Reorganization.

The obligations of a Destination Fund and a corresponding Target Fund are subject to approval of the applicable Plan by the necessary vote of the outstanding shares of the Target Fund with respect to the Reorganization of that Target Fund, in accordance with the provisions of the applicable Target Trust’s charter and by-laws and applicable law. For each Reorganization involving a Target Feeder Fund and a Target Asset Allocation Fund, the obligations are also subject to the receipt of a favorable opinion of Morgan, Lewis & Bockius LLP as to the United States federal income tax consequences of the Reorganization.

Termination of a Plan. The Target Fund’s Board or the Destination Fund’s Board of Trustees may terminate a Plan (even if the holders of the relevant Target Fund have already approved it) at any time before the Closing Date, if such Board believes that proceeding with the Reorganization would no longer be in the best interests of the Fund’s holders. Any such termination will be effective when communicated to the other party.

Expenses of the Reorganizations. The expenses incurred in connection with the Reorganizations will be shared equally by TAM, on the one hand, and the Target Funds and Destination Funds, on the other, in accordance with an allocation approved by the Target Funds’ Board of Trustees and the Destination Funds’ Board of Trustees. Notwithstanding the foregoing, in each Reorganization involving a Target Feeder Fund or a Target Asset Allocation Fund, expenses relating to a reorganization of a Target Feeder Fund or Target Asset Allocation Fund will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

CHARTER DOCUMENTS

The Investor Target Feeder Funds and the Institutional Target Asset Allocation Funds are series of TPFG, and the Institutional Target Feeder Funds and the Investor Target Asset Allocation Funds are series of TPFG II. TPFG and TPFG II are each a Massachusetts business trust. The Target Master Portfolios are series of TPP, a trust governed by New York law. The Destination Funds are series of Transamerica Funds, a Delaware statutory trust. TPFG, TPFG II, TPP and Transamerica Funds are governed by their respective declaration of trust, by-laws and applicable state law. A summary of certain of the more significant provisions and differences between the declarations of trust of TPFG, TPFG II, TPP and Transamerica Funds is provided below.

Holder Voting. The declarations of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provide for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with state law, actions by the Trustees without seeking the consent of shareholders. Each trust is not required to hold an annual meeting of shareholders, but each trust will call special meetings of holders whenever required by the 1940 Act or by the terms of the declaration of trust. All holders of record of all series and, as applicable, classes of a trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.

The declaration of trust of each of TPFG, TPFG II and Transamerica Funds provides for “dollar-weighted voting” which means that a holder’s voting power is determined, not by the number of shares he or she owns, but by the net asset value, in U.S. dollars, of those shares determined at the close of business on the record date.

The declaration of trust of TPP provides that each holder’s voting power is proportionate to such holder’s book capital account as recorded on the books of TPP (which, in the case of a holder that holds interest in more than one Target Master Portfolio shall be the sum of the holder’s book capital accounts with respect to each Target Master Portfolio) at the close of business on the record date.

Election and Removal of Trustees. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by a vote or consent of the remaining Trustees, except when election of Trustees by the holders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by holders at a meeting at which a quorum is present. Each declaration of trust also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that any Trustee may be removed by a vote of holders holding two-thirds of the voting power of the trust, or by a vote of two-thirds of the remaining Trustees. The provisions of each declaration of trust relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Amendments to the Declaration. The Trustees of each of TPFG, TPFG II, TPP and Transamerica Funds are authorized to amend the applicable declaration of trust without the vote of holders, but no amendment may be made that impairs the exemption from personal liability granted in the declaration of trust to persons who are or have been holders, Trustees, officers or employees of the trust, that limits the rights to indemnification, advancement of expenses or insurance provided in the declaration of trust with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the declaration of trust prior to the amendment.

Issuance and Redemption of Shares. With respect to each of TPFG, TPFG II and Transamerica Funds, a fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. All shares offered pursuant to the prospectus of a fund, when issued, will be fully paid and non-assessable. Holders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A fund may involuntarily redeem a holder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the holder fails to provide a fund with identification required by law, or if the fund is unable to verify the information received from the shareholder or the shareholder fails to provide the required information. In addition, as discussed below, shares may be redeemed in connection with the closing of small accounts.

For TPP, the amount of authorized interests in each fund is unlimited. Interests may only be sold by the trust to certain institutional investors. Holders have no appraisal rights with respect to their interests and, except as may be determined by the Trustees from time to time, have no exchange or conversion rights with respect to their interests.

Disclosure of Holder Holdings. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds specifically requires holders, upon demand, to disclose in writing to a fund information with respect to the direct and indirect ownership of shares or interests in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts. The declaration of trust of each of TPFG, TPFG II and Transamerica Funds provides that a fund may close out a holder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the declaration of trust permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts. The declaration of trust of TPP contains no comparable provisions.

Holder, Trustee and Officer Liability. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides that holders are not personally liable for the obligations of a fund and require the fund to indemnify a holder against any loss or expense arising from any such liability. A fund will assume the defense of any claim against a holder for personal liability at the request of the holder.

Each declaration of trust provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the trust or any series, in connection with the affairs of the trust. Each declaration of trust also provides that no Trustee, officer or employee of the trust owes any duty to any person (including without limitation any holder), other than the trust or any series. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the applicable trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

Each declaration of trust requires the trust to indemnify any persons who are or who have been Trustees, officers or employees of the trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

Each declaration of trust also provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative and Direct Actions. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides a detailed process for the bringing of derivative or direct actions by holders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its holders as a result of spurious shareholder claims, demands and derivative actions.

Prior to bringing a derivative action, the declaration of trust of TPP requires that a demand by a holder must be made on the Trustees and the declarations of trust of TPFG, TPFG II, TPP and Transamerica Funds require that a demand by no fewer than three unrelated holders must be made on the Trustees. The declarations of trust detail information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the applicable declaration of trust. Each declaration of trust also requires that, in order to bring a derivative action, the complaining holder(s) must be joined in the action by holders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The Trustees have a period of 90 days, which may be extended by up to an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand (or a committee comprised of some or all of such Trustees), with the assistance of counsel who may be retained by such Trustees on behalf and at the expense of the trust, determine that a suit should be maintained, then the trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the applicable trust, the Trustees are required to reject the demand and the complaining holders may not proceed with the derivative action unless the holders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, each complaining holder will be responsible, jointly and severally with any and all other complaining holders, for the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose.

Each declarations of trust provides that no holder may bring a direct action claiming injury as a holder of the trust, or any series or class thereof, where the matters alleged (if true) would give rise to a claim by the trust or by the trust on behalf of a series or class, unless the holder has suffered an injury distinct from that suffered by the holders of the trust, or the series or class, generally. Under each declaration of trust, a holder bringing a direct claim must be a holder of the series or class with respect to which the direct action is brought at the time of the injury complained of, or have acquired the shares afterwards by operation of law from a person who was a holder at that time.

Under each declaration of trust , if a derivative or direct action is brought in violation of the declaration of trust, each holder who commences or maintains such action will be required. jointly and severally, to reimburse the trust for the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the action if the action is dismissed on the basis of the failure to comply with the declaration. In addition, if a court determines that any derivative action has been brought without reasonable cause or for an improper purpose, the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the action will be borne, jointly and severally, by each holder who commenced the action.

The declarations of trust further provide that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining holder bringing a derivative or direct claim only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates.

The declarations of trust of TPFG and TPFG II require that actions by holders against the trust or a fund be brought only in the U.S. District Court for the Southern District of New York or if not permitted to be brought in federal court, then in the Business Litigation Session of Suffolk Superior Court in Massachusetts, and that the right to jury trial be waived to the full extent permitted by law.

The declarations of trust of TPP and Transamerica Funds require that actions by holders against the trust or a fund be brought only in the U.S. District Court for the Southern District of New York, or if not permitted to be brought in federal court, then in the New York Supreme Court sitting in New York County with assignment to the Commercial Division to the extent such assignment is permitted under the applicable court rules, and that the right to jury trial be waived to the fullest extent permitted by law.

Series and Classes. The declaration of trust of each of TPFG, TPFG II, TPP and Transamerica Funds provides that the Trustees may establish series and classes in addition to those currently established and that the Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. Each share of a fund, as a series of the trust, represents an interest in the fund only and not in the assets of any other series of the trust.

The foregoing is a very general summary of certain provisions of the Funds’ declarations of trust. Please see the respective declaration of trust for its complete terms.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

Each Fund has adopted certain fundamental investment policies which may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Fund means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Fund. The following table lists the fundamental investment restrictions for each Target Fund and each Destination Fund.

	Target Funds	Destination Funds
Borrowing	Each Target Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Underwriting	Each Target Fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.	Each Destination Fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

Making Loans	Each Target Fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Senior Securities	Each Target Fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

	Target Funds	Destination Funds
Real Estate	Each Target Fund may not purchase or sell real estate except as permitted by the 1940 Act.	Each Destination Fund may not purchase or sell real estate except as permitted by the 1940 Act.

Commodities	Each Target Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Concentration of Investments	Each Target Fund may not make any investment if, as a result, the Target Fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.	Each Destination Fund may not make any investment if, as a result, the Destination Fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Diversification	No stated policy. However, each Target Fund is currently classified as a diversified fund under the 1940 Act. This means that each Target Fund may not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or any certificate of deposit thereof, and securities of other investment companies) if, as a result, with respect to 75% of the value of its total assets, (a) more than 5% of the value of each Target Fund’s total assets would be invested in securities of that issuer, or (b) each Target Fund would hold more than 10% of the outstanding voting securities of that issuer. The 1940 Act requires any change from diversified to non-diversified status of a fund to be approved in advance by fund shareholders.	No stated policy. However, each Destination Fund is currently classified as a diversified fund under the 1940 Act. This means that each Destination Fund may not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or any certificate of deposit thereof, and securities of other investment companies) if, as a result, with respect to 75% of the value of its total assets, (a) more than 5% of the value of each Destination Fund’s total assets would be invested in securities of that issuer, or (b) each Destination Fund would hold more than 10% of the outstanding voting securities of that issuer. The 1940 Act requires any change from diversified to non-diversified status of a fund to be approved in advance by fund shareholders.

BUYING, SELLING AND EXCHANGING OF FUND SHARES

The following sets forth how shareholders may buy, sell and exchange shares of the Funds and how each of the Funds determines its net asset value.

	Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds
Buying Shares	Shares of the funds are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans, and IRAs. Shares may be purchased through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. Plans may prohibit purchases or redemptions	Beneficial interests in the portfolios are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the portfolios may only be made by investment companies, common or commingled trust funds or similar organizations or entities which are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the 1933 Act.

Investors may purchase shares of the funds at the “offering price” of the shares, which is the net asset value per share (“NAV”). Please note that purchase requests initiated through an automated service that exceed $50,000 per day may be rejected and must be submitted by check or via bank wire.

Please refer to the retirement plan documents for information on how to purchase Class R and R4 shares of the funds and any fees that may apply.

Class I3 shares are only available to certain funds of funds, registered and unregistered

Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds

of fund shares during certain circumstances, such as a change in plan administrators. Consult your plan administrator for more information. Shares of the funds are also available to other investors, including endowment funds and foundations, any state, county or city, or its instrumentality, department, authority or agency, and accounts registered to insurance companies, trust companies and bank trust departments.

Each fund’s shares are sold without a sales charge. Purchases may be made Monday through Friday, except on certain holidays. Shares are purchased at net asset value (“NAV”) the next time it is calculated after your investment is received in good order and is accepted by the transfer agent. The funds reserve the right to reject any purchase orders at any time.

You may purchase shares in a fund through the transfer agent directly or by authorizing your retirement plan to purchase shares on your behalf. Initial and subsequent purchases may be made by check or wire transfer. Checks should be in U.S. dollars and drawn on a U.S. bank and made payable to Transamerica Funds Services and mailed to:

Transamerica Fund Services, Inc.

P.O. Box 219945

Kansas City, MO 64121-9945

In the case of an initial purchase, the check must be accompanied by a completed Account Application. If shares are purchased with a check that does not clear, the purchase will be canceled and any losses or fees incurred in the transaction will be the responsibility of the investor. If shares are purchased with a check and a redemption request relating to such shares is received within fifteen days of such purchase, the redemption proceeds will be paid only when the check clears.

If you would like to purchase shares in a fund by a wire transfer,

An investment in each portfolio is made without a sales load. All investments are made at net asset value next determined after an order is received by a portfolio. There is no minimum initial or subsequent investment in a portfolio. However, since each portfolio intends to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets, investments must be made in federal funds (i.e., moneys credited to the account of a portfolio’s custodian bank by a U.S. Federal Reserve Bank).

The Trust reserves the right to cease accepting investments for any portfolio at any time or to reject any investment order.

Each investor in a portfolio may add to or reduce its investment in the portfolio on each Business Day. As of the close of regular trading on the New York Stock Exchange, on each Business Day, the value of each investor’s beneficial interest in a portfolio is determined by multiplying the net asset value of the portfolio by the percentage, effective for that day, which represents that investor’s share of the aggregate beneficial interests in the portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. Thereafter, the investor’s percentage of the aggregate beneficial interests in the portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the portfolio as of the same time on such day plus or minus, as the insurance company separate accounts and collective investment trusts.

Transamerica Funds must receive your payment within three business days after your order is accepted.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege.

Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.

	Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds

please call 1-888-233-4339 for wire transfer instructions and direct your bank to transmit immediately available funds in accordance with such instructions. Investors who make initial purchases by wire transfer must complete an Account Application and mail it to the address above.

See your plan administrator, recordkeeper, or authorized financial intermediary, to obtain purchase instructions if you are a participant in a retirement plan. Plans which include fixed investment options may restrict or prohibit the purchase of shares of certain of the funds with monies withdrawn from those fixed investment options.

case may be, the amount of the net additions to or withdrawals from the aggregate investments in the portfolio by all investors in the portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the portfolio as of the close of regular trading on the following Business Day of the portfolio.

Minimum Initial Investment	The minimum initial investment is $5,000. The funds are currently waiving this minimum. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.	There is no minimum initial investment in a portfolio for those who qualify to purchase interests in private placement transactions.

There is no minimum investment for Class R shares. The minimum initial investment for Class R4 shares is $5,000. The funds are currently waiving this minimum. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.

There is no minimum investment for Class I3 shares for those that qualify for the share class.

Minimum Subsequent Investment	There is no minimum for subsequent investments.	There is no minimum subsequent investments.	There is no minimum for subsequent investments.

Selling Shares

On any day the New York Stock Exchange is open for business, you may sell (redeem) all or a portion of your shares. Shares are redeemed at NAV, without a sales charge.

Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer.

Redemption requests by mail must specify the dollar amount or number of shares to be redeemed, the account number and the name

An investor in a portfolio may withdraw all or any portion of its investment at any time after a withdrawal request in proper form is received by the portfolio from the investor. The proceeds of a withdrawal will be paid by the portfolio in federal funds normally on the Business Day the withdrawal is effected, but in any event within seven days. The portfolios may pay the redemption price in kind with readily marketable securities (instead of cash). If securities are distributed, an investor could incur brokerage, tax or other charges in converting the

Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will usually be sent to the redeeming shareholder within three business days after receipt in good order of a request for redemption. However, Transamerica Funds has the right to take up to seven days to pay redemption proceeds, and may postpone payment under certain circumstances, as authorized by law.

Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds

of the fund. The redemption request must be signed in exactly the same way that the account is registered. If there is more than one owner of the shares, each owner must sign the redemption request.

Requests to redeem shares should be mailed to:

Transamerica Fund Services, Inc.

P.O. Box 219945 Kansas City, MO 64121-9945

You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The funds reserve the right to modify the telephone redemption privilege at any time.

securities to cash. Investments in a portfolio may not be transferred.

The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

If you have recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the fund is reasonably satisfied that the check or electronic funds transfer has cleared (which may take up to 10 calendar days). This delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee for all shareholders.

Your transaction will be processed at the applicable fund’s NAV the next time it is calculated after your redemption request in good order is received by the transfer agent. Redemption proceeds normally will be paid or mailed within seven days. A redemption is treated as a sale for tax purposes, and will generally result in taxable gain or loss for a shareholder not holding shares through a tax-deferred account.

Each fund reserves the right to delay delivery of your redemption proceeds up to 7 days.

Participants in a retirement plan or IRA program should obtain redemption instructions from their plan administrator, recordkeeper, or authorized financial intermediary.

A signature guarantee is required for the following:

•   any redemption by mail if the proceeds are to be paid to someone else or are to be mailed to an address other than your address of record;

•   any redemption by mail if the proceeds are to be wired to a bank;

•   any redemption request for more than $50,000; and

The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

If you own Class R or R4 shares, please refer to the retirement plan documents for information on how to redeem Class R and R4 shares of the funds.

Shares are redeemed at NAV.

	Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds

•    requests to transfer registration of shares to another owner.

At the funds’ discretion signature guarantees may also be required for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability. A signature guarantee is not the same as a notarized signature.

Exchanging Shares	On any business day you may exchange all or a portion of your shares in a fund for shares of any other available fund. To make exchanges, please follow the procedures for sales described above under “Selling Shares.” Plan participants or IRA holders should contact their plan administrator, recordkeeper, or authorized financial intermediary. Exchanges are processed at NAV the next time it is calculated after your exchange request in good order is received and approved by the transfer agent. The funds reserve the right to reject any exchange request or to modify or terminate the exchange privilege at any time. An exchange is the sale of shares of one fund and purchase of shares of another, and will generally result in taxable gain or loss for a shareholder not holding shares through a tax-deferred account.	Investments in a portfolio may not be transferred or exchanged.

•    You may request an exchange in writing, by phone, or by accessing your account through the internet.

•    You can exchange shares in one fund for shares in the same class of another fund.

•    An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus for that fund carefully.

•    If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.

•    In certain circumstances, shares of one class of a fund may also be exchanged directly for shares of another class of the same fund, as described in the Statement of Additional Information.

•    Transamerica Funds reserves the right to modify

	Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds

or terminate the exchange privilege at any time upon 60 days’ written notice.

•    Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

•    The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.

•    For Class R and R4 shares, if authorized by your plan, you can request an exchange of your shares in one fund for corresponding shares of another fund. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.

Net Asset Value

How Share Price Is Determined

The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption request in good order by the transfer agent.

When Share Price Is Determined

The NAV of all funds (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’

The book capital account of each holder’s beneficial interest is determined in accordance with the method and procedures established by the Board of Trustees for determining the value of portfolio assets.

The Board of Trustees has approved procedures to be used to value the portfolios’ securities for the purposes of determining the value of book capital accounts. The valuation of the securities of the portfolios is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolios to TAM.

How Share Price Is Determined

The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund, an authorized intermediary, or the mail processing center located in Kansas City, Missouri.

When Share Price Is Determined

The NAV of all funds (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business. The NAV is not

Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the value of a fund’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds). These securities will be valued pursuant to the funds’ Pricing and Valuation procedures for such securities.

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus any applicable sales charges). Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

How NAV Is Calculated

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board has approved procedures to be used to value the funds’ securities for purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar- dominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the portfolio uses may differ from the amounts that would be realized if the investments were sold and the determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the value of a fund’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds). These securities will be valued pursuant to the funds’ Pricing and Valuation procedures for such securities.

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day (plus any applicable sales charges). Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Purchase orders for shares of the Destination Asset Allocation Funds that are received in good order and accepted before the close of business on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the Destination Asset Allocation Funds are received and accepted. For purchases of shares of the Destination Asset Allocation Funds through the National Securities Clearing Corporation (“NSCC”), orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the

Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds
foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services.

Shares of open-end funds (other than ETF shares) are generally valued at the net asset value per share reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing

Destination Asset Allocation Funds.

How NAV Is Calculated

The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board has approved procedures to be used to value the funds’ securities for purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the

Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds

company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the portfolios’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV per share.

NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all

	Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds
	service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.		fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Dividends and Distributions	Each fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be	Each portfolio will allocate at least annually to each investor the investor’s distributive share of the portfolio’s net investment income, net realized capital	Each fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year.

Target Feeder Funds and Target Asset Allocation Funds	Target Master Portfolios	Destination Funds

reinvested in additional shares unless you elect to take your dividends in cash. Each fund generally pays any distributions of net capital gains annually. Each fund generally pays any dividends from net investment income quarterly.

If necessary, each fund may make distributions at other times as well.

gains, and any other items of income, gain, loss, deduction, or credit in a manner intended to comply with the Internal Revenue Code of 1986, as amended, and applicable Treasury Regulations.

Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each fund generally pays any distributions of net capital gains annually.

Each fund generally pays any dividends from net investment income annually.

If necessary, each fund may make distributions at other times as well.

A fund will not generally have to pay income tax on amounts it distributes to shareholders. Shareholders will generally be taxed on distributions (other than any distributions treated as a return of capital), whether such distributions are paid in cash or reinvested in additional shares.

ADDITIONAL INFORMATION ABOUT THE DESTINATION FUNDS

Investment Manager

Transamerica Asset Management, Inc. (“TAM” ), located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for Transamerica Funds. TAM provides continuous and regular investment management services. TAM is responsible for the day-to-day management of the Destination Asset Allocation Funds.

For each of the other Destination Funds, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each fund’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the funds and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each fund. More information on the investment management services rendered by TAM is included in the SAI. TAM is paid investment management fees for its service as investment manager to each fund. These fees are calculated on the average daily net assets of each fund.

TAM has been a registered investment adviser since 1996. As of December 31, 2015, TAM has approximately $74 billion in total assets under management. Although TAM is also registered as a commodity pool operator under the Commodity Exchange Act, the Destination Funds are operated by TAM pursuant to an exclusion from registration as a commodity pool operator under the Commodity Exchange Act.

TAM is directly owned by Transamerica Premier Life Insurance Company (77%) (“TPLIC”) and AUSA Holding, LLC (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

TAM acts as a manager of managers for the Destination Funds (other than the Destination Asset Allocation Funds) pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC-23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable fund’s shareholders, to:

(1)	employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)	materially change the terms of any sub-advisory agreement; and

(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the exemptive order, each applicable Destination Fund has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.

TAM is the investment manager of Transamerica Stock Index. Transamerica Stock Index invests in securities through the S&P 500 Index Master Portfolio, of which the investment adviser is BlackRock Fund Advisors, located at 400 Howard Street, San Francisco, CA 94105.

A discussion regarding the basis of the Destination Board’s most-recent approval of the investment management agreement with TAM will be available in the Destination Funds’ annual report to shareholders for the fiscal year ended October 31, 2016.

Sub-Advisers

Pursuant to an Investment Sub-advisory Agreement between TAM and each sub-adviser on behalf of the respective Destination Fund, each sub-adviser shall make investment decisions, buy and sell securities for the fund, conduct research that leads to these purchase and sale decisions, and pay broker-dealers a commission for these trades (which can include payments for research and brokerage services).

Each sub-adviser receives compensation from TAM.

Merganser Capital Management, LLC, located at 99 High Street, Boston, MA 02110, serves as sub-adviser for Transamerica High Quality Bond.

AJO, LP, located at 230 South Broad Street, 20th Floor, Philadelphia, PA 19102, serves as sub-adviser for Transamerica Large Core and Transamerica Large Value Opportunities.

BlackRock Financial Management, Inc., located at 55 East 52nd Street, New York, NY 10055, serves as sub-adviser for Transamerica Inflation-Protected Securities.

Jennison Associates LLC, located at 466 Lexington Avenue, New York, NY 10017, serves as sub-adviser for Transamerica Large Growth.

J.P. Morgan Investment Management Inc., located at 270 Park Avenue, New York, NY 10017, serves as sub-adviser for Transamerica Balanced II.

A discussion regarding the basis of the Destination Board’s most-recent approval of the investment sub-advisory agreements with each of the sub-advisers will be available in the Destination Funds’ annual report to shareholders for the fiscal year ended October 31, 2016.

Distributor and Transfer Agent

Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, Colorado 80202, is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each Destination Fund. TCI is an affiliate of TAM. TCI offers the shares of an agency or “best efforts” basis under which a Destination Fund issues only the number of shares actually sold. Shares of each Destination Fund are continuously offered by TCI.

Transamerica Fund Services, Inc. (“TFS”), located at 1801 California Street, Suite 5200, Denver, Colorado 80202, serves as transfer agent, withholding agent and dividend disbursing agent for each Destination Fund. TFS is an affiliate of TAM. As transfer agent, TFS maintains an account for each shareholder of a Destination Fund and performs other transfer agency functions. TFS has outsourced the provision of certain transfer agency services to Boston Financial Data Services, Inc., located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169.

Each Destination Fund compensates TCI and TFS for their services.

Certain officers and Trustees of the Destination Funds are also officers and/or directors of TAM, TCI and TFS.

Disclosure of Portfolio Holdings

A detailed description of each Destination Fund’s policies and procedures with respect to the disclosure of each Destination Fund’s portfolio securities is available in the Destination Funds’ statement of additional information. Each Destination Fund publishes all holdings on its website at www.transamerica.com approximately 15 days after the end of each calendar quarter. Such information generally remains online for 6 months, or as otherwise consistent with applicable regulations.

Buying, Selling and Exchanging Shares of Destination Fund Shares

Buying Shares. Investors may purchase shares of the Destination Funds at the “offering price” of the shares, which is the net asset value per share (“NAV”). Please note that purchase requests initiated through an automated service that exceed $50,000 per day may be rejected and must be submitted by check or via bank wire.

Please refer to the retirement plan documents for information on how to purchase Class R and R4 shares of the Destination Funds and any fees that may apply.

Class I3 shares are only available to certain funds of funds, registered and unregistered insurance company separate accounts and collective investment trusts.

Transamerica Funds must receive your payment within three business days after your order is accepted.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege.

Each Destination Fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.

By Check

•	Make your check payable and send to Transamerica Fund Services, Inc.

•	If you are purchasing shares in an existing account(s), please reference your account number(s) and the Transamerica fund(s) in which you wish to invest. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one fund, your check will be deposited into such fund.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear.

•	Transamerica Funds does not accept cash, money orders, traveler’s checks, credit card convenience checks, or starter checks without pre-printed information. Cashier’s checks and third-party checks may be accepted, subject to approval by Transamerica Funds. We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

•	If you are opening a new account, send your completed application along with your check.

By Automatic Investment Plan

•	With an Automatic Investment Plan (“AIP”), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.

By Telephone

•	You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website at www.transamerica.com for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.

Through an Authorized Dealer

•	If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within three business days after your order is accepted.

By Internet

•	You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. Call Customer Service or visit our website at www.transamerica.com for information on how to establish an electronic bank link.

By Payroll Deduction

•	You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this option.

By Wire Transfer

•	You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:

State Street Bank and Trust Company, Boston, MA, ABA#011000028

Credit: Transamerica Funds Acct #00418533

Ref: Shareholder name, Transamerica fund and account numbers.

•	Shares will be purchased at the next determined public offering price after receipt of your wire if you have supplied all other required information.

Other Information

If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.

Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.

Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order, including, but not limited to, any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker-dealer.

Selling Shares. Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will usually be sent to the redeeming shareholder within three business days after receipt in good order of a request for redemption. However, Transamerica Funds has the right to take up to seven days to pay redemption proceeds, and may postpone payment under certain circumstances, as authorized by law.

If you have recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has cleared (which may take up to 15 calendar days). This delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee for all shareholders.

The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.

Shares are redeemed at NAV.

To request your redemption and receive payment by:

Direct Deposit – ACH

•	You may request an “ACH redemption” in writing, by phone or by internet access to your account. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible via the internet.

Direct Deposit – Wire

•	You may request an expedited wire redemption in writing or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.

Check to Address of Record

•	Written Request – Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.

•	Telephone or Internet Request – You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.

Check to Another Party/Address

•	This request must be in writing, regardless of amount, signed by all account owners with an original signature guarantee.

Systematic Withdrawal Plan (by Direct Deposit – ACH or Check)

•	You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Call Customer Service for information on how to establish a SWP, or visit our website to obtain the appropriate form to complete.

Through an Authorized Dealer

•	You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or call Customer Service for assistance.

Your Request to Sell Your Shares and Receive Payment May Be Subject to:

•	The type of account you have and if there is more than one shareholder.

•	The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.

•	A written request and original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.

•	When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.

•	Each Fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

•	Redemption proceeds will be withheld for 15 calendar days from the date of purchase for funds to clear.

•	Shares will normally be redeemed for cash, although each Fund retains the right to redeem its shares in kind. Please see the Destination Funds’ statement of additional information for more details.

•	If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged; for Saturday delivery, a $30 overnight fee will be charged.

Please see additional information relating to original signature guarantee later in this Proxy Statement/Prospectus.

Involuntary Redemptions

Each Destination Fund reserves the right, to the fullest extent permitted by law, to close your account if the account value falls below the fund’s minimum account balance, including solely due to declines in NAV, or you are deemed to engage in activities that are illegal (such as late trading) activity that is believed to be detrimental to the Fund (such as market timing), or other potential criminal or fraudulent activity.

Exchanging Shares. You may request an exchange in writing, by phone, or by accessing your account through the internet.

•	You can exchange shares in one fund for shares in the same class of another fund.

•	An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus for that fund carefully.

•	If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.

•	Transamerica Funds reserves the right to modify or terminate the exchange privilege at any time upon 60 days’ written notice.

•	Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.

•	The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.

•	For Class R and R4 shares, if authorized by your plan, you can request an exchange of your shares in one fund for corresponding shares of another fund. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.

Converting Shares

Please contact your financial adviser or Customer Service for conversion instructions.

A conversion between share classes of the same fund is a nontaxable event.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Features and Policies

Customer Service

Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamerica.com.

You may also send instructions by mail, by fax, or by using our automated phone system at 1-888-233-4339.

Uncashed Checks Issued on Your Account

If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the NAV next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In case we are unable to reinvest check proceeds in the original funds that you held, for example, if a fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in Transamerica Government Money Market.

Minimum Dividend Check Amounts

To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.

Minimum Account Balance

Due to the proportionately higher cost of maintaining customer fund accounts with balances below the stated minimums for each class of shares, Transamerica Funds reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs associated with maintaining the account. Transamerica Funds generally provides a 60-day notification to the address of record prior to assessing a minimum fund account fee, or closing any fund account. The following describes the fees assessed against fund accounts with balances below the stated minimum:

Account Balance (per fund account)	Fee Assessment (per fund account)
If your balance is below $1,000 per fund account,	$25 annual fee assessed,
including solely due to declines in NAV	until balance reaches $1,000

No fees will be charged on:

•	accounts opened within the preceding 12 months

•	accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)

•	accounts owned by an individual that, when combined by Social Security Number, have a balance of $5,000 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more

•	accounts for which Transamerica Funds in its discretion has waived the minimum account balance requirements

•	UTMA/UGMA accounts (held at Transamerica Funds)

•	State Street Custodial Accounts (held at Transamerica Funds)

•	Coverdell ESA accounts (held at Transamerica Funds)

•	Omnibus and Network Level 3 accounts

•	While there is currently no minimum account size for maintaining a Class I share account, the funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Telephone Transactions

Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”), are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time.

Retirement and ESA State Street Account Maintenance Fees

Retirement plan and Coverdell ESA State Street accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. For example, an IRA in two fund accounts would normally be subject to a $30 annual custodial fee. The fee is waived if the total of the retirement plan and ESA account(s)’ value per Social Security Number is more than $50,000.

Professional Fees

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.

Signature Guarantee

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

An original signature guarantee is typically required if any of the following is applicable:

•	You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	You are adding or removing a shareholder from an account.

•	You are changing ownership of an account.

•	When establishing an electronic bank link, if the Transamerica Funds’ account holder’s name does not appear on the check.

•	Transactions requiring supporting legal documentation.

The Funds reserve the right to require an original signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An original signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Note: For certain maintenance and non-financial requests, Transamerica Funds requires a Signature Validation Program Stamp for your protection. When an institution provides a Signature Validation Program Stamp, it assures Transamerica Funds that the signature and instructions are yours and that you have the authority to provide the instruction(s) contained within the request. A notary’s seal cannot serve as an alternative to a Signature Validation Program Stamp.

Electronic Signatures

Transamerica may accept electronic signatures in certain circumstances. Please contact Customer Service (1-888-233-4339) to see if you are eligible for this feature.

Paperless Legal Program

Transamerica may accept requests to transfer or redeem accounts having an original signature guarantee without the necessity to include additional legal documentation. The shareholder should contact their signature guarantor regarding all documentation that may be required to obtain an original signature guarantee.

Employer Sponsored Accounts

If you participate in an employer sponsored retirement plan and wish to make an allocation change to your current fund selection, you or your financial professional must notify Transamerica Funds by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions. This documentation will supersede all other prior instructions received from you or your financial professional. (Note: If you perform a partial or complete exchange to a new fund selection, your current fund allocation will remain unchanged for future contributions unless specified otherwise.)

E-Mail Communication

As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all account specific requests be submitted only via telephone, mail or through the secure link on our website.

Reinvestment Privilege

Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.

Statements and Reports

Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees. Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fee is disclosed in this Proxy Statement/Prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error. Information about the tax status of the prior year’s income dividends and capital gains distributions will be mailed to shareholders early each year.

Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the Funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

eDelivery

By enrolling in eDelivery, you are notified via e-mail when shareholder documents are available for viewing on our website such as account statements, financial transaction confirmations, prospectuses, tax forms, and annual and semi-annual reports. With

eDelivery, you can save time by receiving e-mail notifications days before documents might be received through the postal service; reduce clutter by reducing the amount of paper for filing, shredding, or recycling; lower environmental impact by cutting paper waste and transportation requirements; and enjoy added security by accessing your information electronically through our secure website link.

Once your account is established, visit our website at www.transamerica.com. Click on Resources, and select Individual Investor. When you have logged into your account, select the “Electronic Delivery” option and follow the simple enrollment steps provided.

Right to Terminate or Suspend Account Privileges

The Destination Fund may, in their discretion, limit or terminate trading activity by any person, group or account that each Destination Fund believes would be disruptive, even if the activity has not exceeded the policy described in this Proxy Statement/Prospectus. As part of the fund’s policy to detect and deter frequent purchases, redemptions and exchanges, the fund may review and consider the history of frequent trading activity in all accounts in the Transamerica Funds known to be under common ownership or control. The fund may send a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the fund determines, in the exercise of its discretion, has engaged in such trading activity.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.

While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements.

The funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.

Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.

Reallocations in underlying series of Transamerica Funds by an Asset Allocation Fund that invests in other series of Transamerica Funds in furtherance of a fund’s objective are not considered to be market timing or excessive trading.

Additional Information

This Proxy Statement/Prospectus and the SAI provide information concerning the funds that you should consider in determining whether to purchase shares of a fund. A fund may make changes to this information from time to time. Each fund’s investment objective may be changed by the Board without holder approval. Each fund’s investment strategies and policies may be changed from time to time without holder approval, unless specifically stated otherwise in this Proxy Statement/Prospectus or in the SAI.

A fund that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities implied by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Neither this Proxy Statement/Prospectus nor the SAI is intended to give rise to any contract rights or other rights of any holder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

The funds enter into contractual arrangements with various parties, including the funds’ investment manager, who provide services to the funds. Holders are not parties to, or intended (or “third-party”) beneficiaries of those contractual arrangements. To the extent authorized by law, the funds reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for customers, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the funds until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the transaction amount (in dollars, shares or percentage terms); the names, fund and account number(s) and allocations to and/or from the fund accounts affected by the requested transaction; the signatures of all owners (exactly as registered on the account) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents and signature guarantees. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect any purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. “Received” or receipt in good order generally means that everything necessary must be received by the funds, at our mailing address specified in this Proxy Statement/Prospectus. We reserve the right to reject electronic transactions that do not meet our requirements.

Net Asset Value. The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.

The Board has approved procedures to be used to value the funds’ securities for purposes of determining the funds’ NAV. The valuation of the securities of the funds is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the funds to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Fund securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Distribution Arrangements

Each Destination Fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 (the “Plan”) for each class of shares.

The Plan permits the use of fund assets to pay distribution and service fees for the sale and distribution of its shares. These fees are used to pay TCI, broker-dealers, financial intermediaries and other professionals who sell fund shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses.

Under the Plan, each fund pays the following distribution and service fees (as a percentage of the fund’s average daily net assets):

•	Class R Shares – Up to 0.50%

•	Class R4 Shares – Up to 0.25%

•	Class I3 Shares – N/A

Because these fees are paid out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Distribution and Service Arrangements. TCI, TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

TCI engages in wholesaling activities designed to support, maintain, and increase the number of financial intermediaries who sell shares of the funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, the funds to financial intermediaries and providing sales training, retail broker support and other services. Payment for these activities is made by TCI, TAM and their affiliates out of past profits and other available sources, including revenue sharing payments from others.

TCI (in connection with, or in addition to, wholesaling services), TAM and fund sub-advisers, directly or through TCI, out of their past profits and other available sources, typically provide cash payments or non-cash compensation to unaffiliated brokers and other financial intermediaries who have sold shares of the funds, promote the distribution of the funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the funds, at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the funds.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the funds and/or fund shareholders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a fund on a sales list or mutual fund trading platform, including a preferred or select sales list or trading platform, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

These cash payments may take a variety of forms, including (without limitation) reimbursement of ticket charges, additional compensation based on sales, on-going fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales for a particular period; (ii) as a percentage of gross or net assets under management; (iii) as a fixed or negotiated flat fee dollar amount; or (iv) based on a combination of any of these methods. These payments are made on a periodic basis, such as monthly or quarterly. During 2015, in general, payments calculated as a percentage of sales ranged from 5 basis points (0.05%) to 45 basis points (0.45%), payments calculated as a percentage of assets under management ranged from 2.5 basis points (0.025%) to 20 basis points (0.20%), and flat annual fees ranged from $25,000 to $75,000, which included at times payments for a series of meetings and/or events of other broker-dealers and banks.

As of December 31, 2015, TCI had revenue sharing agreements with more than 32 brokers and other financial intermediaries including, without limitation: Ameriprise Financial Services, Inc.; AXA Advisors, LLC; Bank of America – Merrill Lynch; Centaurus Financial, Inc.; Cetera Financial Group; Charles Schwab & Co Inc.; Morgan Stanley Wealth Management; Fifth Third Securities, Inc.; Hantz Financial Services, Inc.; J.P. Morgan Securities LLC; LPL Financial; National Financial Services LLC; PNC Investments LLC; Pershing LLC; Raymond James and Associates; Raymond James Financial Services; Suntrust Investments Services, Inc.; Transamerica Financial Advisors; UBS Financial Services, Inc.; US Bancorp Investments, Inc.; and Wells Fargo Advisors, LLC. For the calendar year ended December 31, 2015, TCI paid approximately $11 million to various brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2016, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.

For the same period, TCI received revenue sharing payments totaling approximately $1.12 million from various financial services firms for their participation in functions, events and meetings sponsored by TCI, including, without limitation, the following firms: American Century; American Funds Insurance Series; AQR Capital Management LLC; Aegon USA Investment Management, LLC; Barrow, Hanley, Mewhinney & Strauss, LLC; Belle Haven Investments L.P.; BlackRock Investment Management, LLC; Fidelity; Franklin Templeton; Janus Capital Management LLC; Jennison Associates LLC; JP Morgan Asset Management; Kayne Anderson Capital Advisors L.P.; Legg Mason Global Asset Allocation, LLC; Logan Circle Partners LP; MainStay Investments; MFS Investment Management; Milliman Financial Risk Management LLC; Morgan Stanley Investment Management; Morningstar Associates, LLC; OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PineBridge Investments LLC; Pioneer Investments; RidgeWorth; Rockefeller & CO, Inc.; RS Investments; Schroder Investment Management; Systematic Financial Management L.P.; Torray LLC; Thompson, Siegel &Walmsley LLC; Vanguard; Waddell and Reed Companies; and Wellington Management Company LLP.

As of December 31, 2015, TAM made revenue sharing payments to approximately three financial intermediaries, the most sizeable of which were to Universal Life Insurance Company. For the same period, TAM did not receive any revenue sharing payments from financial services firms.

TAM also serves as investment manager to certain funds of funds that are underlying investment options for Transamerica insurance products. TCI and its affiliates make revenue sharing payments to, or receive revenue sharing payments from, affiliates of certain underlying unaffiliated funds within Transamerica insurance products for the provision of services to investors and distribution activities. These amounts are in addition to any revenue sharing programs described above with respect to mutual fund distributors. A financial intermediary may receive both mutual fund-related and insurance-related revenue sharing payments.

From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also, to the extent permitted by applicable law, pay non-cash compensation or revenue sharing to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) ad hoc sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law. TCI and TAM may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation is in addition to the overall revenue sharing arrangements described above.

The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. A shareholder should ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, TCI and their affiliates and fund sub-advisers to the extent the payments result in more assets being invested in the funds on which fees are being charged.

Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment manager or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

Dividends and Distributions

Taxes on Distributions in General. Each Destination Fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each Destination Fund generally pays any distributions of net capital gains annually.

Each Destination Fund generally pays any dividends from net investment income annually.

If necessary, each Destination Fund may make distributions at other times as well.

A fund will not generally have to pay income tax on amounts it distributes to shareholders. Shareholders will generally be taxed on distributions (other than any distributions treated as a return of capital), whether such distributions are paid in cash or reinvested in additional shares.

The following are guidelines for how certain distributions by a fund are generally taxed to non-corporate shareholders under current federal income tax law:

•	Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed as long-term capital gains, generally at rates of up to 20%, regardless of how long the shareholders have held their shares.

•	Distributions reported as paid from a fund’s “qualified dividend income” may be taxable to shareholders as qualified dividend income at rates of up to 20%. Qualified dividend income generally is income derived from certain dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A shareholder (and the fund in which the shareholder invests) will have to satisfy certain holding period requirements in order for the shareholder to obtain the benefit of the tax rates applicable to qualified dividend income.

•	Distributions in excess of a fund’s earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her fund shares, and as a capital gain thereafter (assuming the shareholder holds the shares as capital assets). A distribution treated as a return of capital will not be taxable currently but will reduce the shareholder’s tax basis in his or her shares, which will generally increase the gain (or decrease the loss) that will be recognized on a subsequent sale or exchange of the shares.

•	Other distributions generally will be taxed at ordinary income tax rates.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates or trusts. For these purposes, dividends, interest, and certain capital gains are generally taken into account in computing a shareholder’s net investment income, but exempt-interest dividends are not taken into account.

If a fund declares a dividend in October, November, or December, payable to shareholders of record in such a month, and pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.

Each fund in which you invest will send you a tax report annually summarizing the amount and tax aspects of your distributions. If you buy shares of a fund shortly before it makes a taxable distribution, the distribution will be generally taxable to you even though it may effectively represent a return of a portion of your investment. This is known as “buying a dividend.”

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed as ordinary income, even if the distribution is wholly or partly attributable to exempt-interest dividends received by the tax-deferred account. These accounts are subject to complex tax rules, and tax-deferred account investors should therefore consult their tax advisers regarding their investments in a tax-deferred account.

Funds that invest in other funds (“asset allocation funds”) may recognize income on distributions from underlying funds in which they invest and may also recognize gains and losses if they redeem or sell shares in underlying funds. Distributions of net capital gains or qualified dividend income of either the asset allocation funds or underlying funds will generally be taxed at long-term capital gain rates of up to 20% when distributed to noncorporate shareholders of the asset allocation funds. Other distributions, including short-term capital gains, generally will be taxed as ordinary income. The structure of such asset allocation funds and the reallocation of investments among underlying funds could affect the amount, timing and character of distributions.

Taxes on the Sale or Exchange of Shares. If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss.

Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares. In certain cases, a loss realized upon a disposition of shares in a fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to those shares.

Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price, on the price at which any dividends may have been reinvested, and on the amount of any distributions treated as returns of capital for federal income tax purposes, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain or loss.

Withholding Taxes. A fund in which you invest may be required to apply backup withholding of U.S. federal income tax on all distributions payable to you (including exempt-interest dividends) if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.

The backup withholding rate is 28%. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax applicable to shareholders that are not U.S. persons.

Non-Resident Alien Withholding. Dividends and certain other payments (but not distributions of net capital gains, “short-term capital gain dividends” and “interest-related dividends” (described below)) to persons who are not citizens or residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. Each fund intends to withhold U.S. federal income tax at the rate of 30% on taxable distributions and other payments to Non-U.S. Persons that are subject to withholding, regardless of whether a lower rate may be permitted under an applicable treaty.

Dividends reported by a fund as (i) interest-related dividends, to the extent such dividends are derived from the fund’s “qualified net interest income,” or (ii) short-term capital gain dividends, to the extent such dividends are derived from the fund’s “qualified short-term gain,” are generally exempt from this 30% withholding tax. “Qualified net interest income” is a fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of a fund’s net short-term capital gain for the taxable year over its net long-term capital loss, if any.

If you are a non-U.S. person, you must provide a U.S. mailing address to establish an account unless your broker-dealer firm submits your account through the National Securities Clearing Corporation. Your broker-dealer will be required to submit a foreign certification form. Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us before future purchases can be accepted. Additionally, those shareholders will need to provide an appropriate tax form (e.g., Form W-8BEN) and documentary evidence and letter of explanation.

Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to fund distributions payable to such entities after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Other Tax Information. This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, a Destination Fund. More information is provided in the Destination Funds’ prospectus and statement of additional information. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the funds.

Temporary Defensive Strategies

For temporary defensive purposes, a Destination Fund may, at times, choose to hold some or all of its assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a Destination Fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a Destination Fund assumes a temporary defensive position it may not be able to achieve its investment goal(s).

FINANCIAL HIGHLIGHTS

The following tables show the financial performance of the applicable class of shares of each Fund for the past five fiscal years and, if applicable, for any recent semi-annual period (or periods during which a Fund has been in operation, if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

No financial highlights are provided for the Destination Funds because each Destination Fund is newly-organized and has not yet offered shares. For financial statement purposes, (i) with respect to Transamerica High Quality Bond, Transamerica Partners Institutional High Quality Bond will be the accounting survivor of the Reorganizations, (ii) with respect to Transamerica Inflation-Protected Securities, Transamerica Partners Institutional Inflation-Protected Securities will be the accounting survivor of the Reorganizations, (iii) with respect to Transamerica Large Core, Transamerica Partners Institutional Large Core will be the accounting survivor of the Reorganizations, (iv) with respect to Transamerica Large Growth, Transamerica Partners Institutional Large Growth will be the accounting survivor of the Reorganizations; (v) with respect to Transamerica Large Value, Transamerica Partners Institutional Large Value will be the accounting survivor of the Reorganizations; (vi) with respect to Transamerica Balanced II , Transamerica Partners Institutional Balanced will be the accounting survivor of the Reorganizations; (vii) with respect to Transamerica Stock Index, Transamerica Partners Institutional Stock Index will be the accounting survivor of the Reorganizations; (viii) with respect to Transamerica Asset Allocation Long Horizon, Transamerica Institutional Asset Allocation—Long Horizon will be the accounting survivor of the Reorganizations; (ix) with respect to Transamerica Asset Allocation Intermediate Horizon, Transamerica Institutional Asset Allocation—Intermediate Horizon will be the accounting survivor of the Reorganizations; and (x) with respect to Transamerica Asset Allocation Short Horizon, Transamerica Institutional Asset Allocation—Short Horizon will be the accounting survivor of the Reorganizations. As the accounting survivor, each such predecessor fund’s operating history will be used for financial reporting purposes after the consummation of the applicable Reorganizations.

The information presented with respect to each Target Fund through the period ended December 31, 2015 has been derived from financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Target Fund’s financial statements, is included in the Target Funds’ annual report to shareholders for the fiscal year ended December 31, 2015.

The financial highlights for each Target Fund and for each Destination Fund’s predecessor fund for six months ended June 30, 2016 is unaudited.

Each of the Destination Funds’ predecessor funds’ and the Target Trust’s annual report is incorporated into this Proxy Statement/Prospectus by reference. Copies of each Trust’s annual report may be obtained without charge by calling 1-888-233-4339.

High Quality Bond Funds

For a share outstanding during the period and years indicated:	Transamerica Partners High Quality Bond
June 30, 2016 (unaudited)	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.14	$11.31	$11.44	$11.66	$11.59	$11.65

Investment operations:(A)
Net investment income (loss)(B)	0.06	0.08	0.10	0.14	0.17	0.21
Net realized and unrealized gain (loss)	0.07	(0.08)	(0.08)	(0.16)	0.10	(0.04)

Total investment operations	0.13	0.00	(C)	0.02	(0.02)	0.27	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.16)	(0.15)	(0.20)	(0.20)	(0.23)
Return of capital	—	(0.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(0.08)	(0.17)	(0.15)	(0.20)	(0.20)	(0.23)

Net asset value, end of period/year	$11.19	$11.14	$11.31	$11.44	$11.66	$11.59

Total return(D)	1.18	%(E)	0.04%	0.18%	(0.16)%	2.32%	1.50%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$104,104	$108,841	$103,212	$83,399	$69,978	$74,049
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	0.99	%(F)	0.99%	1.00%	1.00%	1.03%	1.01%
Including waiver and/or reimbursement	0.99	%(F)	0.99%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets(A)	1.00	%(F)	0.67%	0.86%	1.20%	1.48%	1.81%
Portfolio turnover rate of Series Portfolio	51	%(E)	70%	92%	77%	68%	84%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional High Quality Bond
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.11		$10.25	$10.37	$10.57	$10.51	$10.56

Investment operations:(A)
Net investment income (loss)(B)	0.07		0.10	0.13	0.16	0.19	0.23
Net realized and unrealized gain (loss)	0.07		(0.06)	(0.07)	(0.14)	0.08	(0.04)

Total investment operations	0.14		0.04	0.06	0.02	0.27	0.19

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.18)	(0.18)	(0.22)	(0.21)	(0.24)

Net asset value, end of period/year	$10.16		$10.11	$10.25	$10.37	$10.57	$10.51

Total return(C)	1.40	%(D)	0.38%	0.55%	0.19%	2.63%	1.84%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,905		$57,227	$58,080	$64,958	$85,258	$88,458
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	0.77	%(E)	0.76%	0.77%	0.75%	0.76%	0.74%
Including waiver and/or reimbursement	0.65	%(E)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets(A)	1.34	%(E)	1.01%	1.21%	1.56%	1.83%	2.16%
Portfolio turnover rate of Series Portfolio	51	%(D)	70%	92%	77%	68%	84%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

	Transamerica Partners High Quality Bond Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	1.47	%(B)	0.69%	0.81%	0.41%	2.95%	2.16%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$332,750		$350,510	$371,154	$399,858	$386,046	$458,228
Expenses to average net assets	0.38	%(C)	0.38%	0.38%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets	1.61	%(C)	1.29%	1.47%	1.81%	2.10%	2.43%
Portfolio turnover rate	51	%(B)	70%	92%	77%	68%	84%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

Inflation-Protected Securities Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Inflation-Protected Securities
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$10.75		$11.04		$10.96		$12.25		$12.46		$11.46

Investment operations:(A)
Net investment income (loss)(B)	0.02		(0.03)		0.06		(0.02)		0.11		0.33
Net realized and unrealized gain (loss)	0.54		(0.25)		0.20		(1.06)		0.69		0.99

Total investment operations	0.56		(0.28)		0.26		(1.08)		0.80		1.32

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.10)		—		(0.15)		(0.32)
Net realized gains	—		—		(0.02)		(0.21)		(0.86)		—
Return of capital	—		(0.01)		(0.06)		—		—		—

Total dividends and/or distributions to shareholders	—		(0.01)		(0.18)		(0.21)		(1.01)		(0.32)

Net asset value, end of period/year	$11.31		$10.75		$11.04		$10.96		$12.25		$12.46

Total return(C)	5.21	%(D)	(2.51)%		2.32%		(8.79)%		6.43%		11.67%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$119,168		$120,170		$116,336		$96,888		$96,283		$112,546
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.04	%(E)	1.04%		1.03%		1.02%		1.03%		1.01%
Including waiver and/or reimbursement	1.00	%(E)(F)	1.00	%(F)	1.00	%(F)	1.00	%(F)	1.00	%(F)	1.00%
Net investment income (loss) to average net assets(A)	0.33	%(E)	(0.31)%		0.55%		(0.14)%		0.87%		2.71%
Portfolio turnover rate of Series Portfolio	38	%(D)	54%		81%		99%		103%		134%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Inflation-Protected Securities
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$9.42		$9.65		$9.58		$10.78		$11.10		$10.28

Investment operations:(A)
Net investment income (loss)(B)	0.04		(0.01)		0.09		0.02		0.13		0.33
Net realized and unrealized gain (loss)	0.47		(0.20)		0.18		(0.94)		0.63		0.89

Total investment operations	0.51		(0.21)		0.27		(0.92)		0.76		1.22

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—		(0.14)		(0.03)		(0.17)		(0.33)
Net realized gains	—		—		(0.03)		(0.25)		(0.91)		(0.07)
Return of capital	—		(0.02)		(0.03)		—		—		—

Total dividends and/or distributions to shareholders	(0.01)		(0.02)		(0.20)		(0.28)		(1.08)		(0.40)

Net asset value, end of period/year	$9.92		$9.42		$9.65		$9.58		$10.78		$11.10

Total return(C)	5.43	%(D)	(2.18)%		2.74%		(8.55)%		6.88%		12.05%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,291		$76,421		$85,490		$86,788		$122,166		$108,721
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	0.81	%(E)	0.80%		0.78%		0.76%		0.77%		0.75%
Including waiver and/or reimbursement	0.65	%(E)(F)	0.65	%(F)	0.65	%(F)	0.65	%(F)	0.65	%(F)	0.65%
Net investment income (loss) to average net assets(A)	0.74	%(E)	(0.13)%		0.93%		0.23%		1.15%		3.06%
Portfolio turnover rate of Series Portfolio	38	%(D)	54%		81%		99%		103%		134%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

	Transamerica Partners Inflation-Protected Securities Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	6.74	%(B)	(1.94)%	3.00%	(8.26)%	7.06%	12.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$266,234		$268,105	$282,926	$274,788	$341,136	$358,544
Expenses to average net assets
Excluding waiver and/or reimbursement	0.43	%(C)	0.43%	0.42%	0.41%	0.40%	0.40%
Including waiver and/or reimbursement	0.40	%(C)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss) to average net assets	0.92	%(C)	0.21%	1.17%	0.48%	1.43%	3.30%
Portfolio turnover rate	38	%(B)	54%	81%	99%	103%	134%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

Large Core Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Large Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$31.98		$32.90	$28.86	$21.32	$18.49	$18.11

Investment operations:(A)
Net investment income (loss)(B)	0.25		0.25	0.15	0.23	0.23	0.16
Net realized and unrealized gain (loss)	(1.11)		(0.68)	4.04	7.54	2.85	0.38

Total investment operations	(0.86)		(0.43)	4.19	7.77	3.08	0.54

Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.26)	(0.15)	(0.23)	(0.25)	(0.16)
Net realized gains	—		(0.23)	—	—	—	—

Total dividends and/or distributions to shareholders	(0.27)		(0.49)	(0.15)	(0.23)	(0.25)	(0.16)

Net asset value, end of period/year	$30.85		$31.98	$32.90	$28.86	$21.32	$18.49

Total return(C)	(2.71	)%(D)	(1.31)%	14.56%	36.59%	16.68%	2.98%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,427		$84,309	$95,476	$81,058	$62,843	$72,507
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.26	%(E)	1.25%	1.25%	1.26%	1.28%	1.26%
Including waiver and/or reimbursement	1.15	%(E)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets(A)	1.68	%(E)	0.75%	0.50%	0.90%	1.15%	0.85%
Portfolio turnover rate of Series Portfolio	24	%(D)	64%	70%	116%	54%	63%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Large Core
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$7.29		$7.44	$6.53	$4.82	$4.18	$4.09

Investment operations:(A)
Net investment income (loss)(B)	0.07		0.08	0.05	0.07	0.07	0.05
Net realized and unrealized gain (loss)	(0.26)		(0.16)	0.91	1.71	0.64	0.09

Total investment operations	(0.19)		(0.08)	0.96	1.78	0.71	0.14

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.07)	(0.05)	(0.07)	(0.07)	(0.05)

Net asset value, end of period/year	$7.03		$7.29	$7.44	$6.53	$4.82	$4.18

Total return(C)	(2.65	)%(D)	(1.02)%	14.80%	37.13%	16.95%	3.34%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,127		$11,995	$7,872	$7,478	$6,159	$5,328
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.33	%(E)	1.28%	1.43%	1.46%	1.74%	1.47%
Including waiver and/or reimbursement	0.90	%(E)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets(A)	1.93	%(E)	1.04%	0.75%	1.16%	1.43%	1.08%
Portfolio turnover rate of Series Portfolio	24	%(D)	64%	70%	116%	54%	63%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

	Transamerica Partners Large Core Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	(4.56	)%(B)	(0.78)%	15.16%	37.28%	17.30%	3.51%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$277,869		$323,369	$347,382	$309,735	$244,984	$235,204
Expenses to average net assets	0.63	%(C)	0.63%	0.63%	0.64%	0.64%	0.63%
Net investment income (loss) to average net assets	2.21	%(C)	1.27%	1.02%	1.41%	1.68%	1.37%
Portfolio turnover rate	24	%(B)	64%	70%	116%	54%	63%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

Large Growth Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Large Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$28.52		$27.95	$28.71	$21.35		$18.71		$19.16

Investment operations:(A)
Net investment income (loss)(B)	(0.03)		(0.08)	(0.05)	(0.01)		0.03		(0.05)
Net realized and unrealized gain (loss)	(0.85)		2.42	2.87	7.38		2.63		(0.40)

Total investment operations	(0.88)		2.34	2.82	7.37		2.66		(0.45)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	(0.01)		(0.02)		—
Net realized gains	—		(1.77)	(3.58)	—		—		—

Total dividends and/or distributions to shareholders	—		(1.77)	(3.58)	(0.01)		(0.02)		—

Net asset value, end of period/year	$27.64		$28.52	$27.95	$28.71		$21.35		$18.71

Total return(C)	(3.09	)%(D)	8.54%	10.06%	34.54%		14.24%		(2.35)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$239,208		$266,688	$266,722	$248,821		$207,916		$240,512
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.24	%(E)	1.23%	1.24%	1.25%		1.25%		1.24%
Including waiver and/or reimbursement	1.24	%(E)	1.23%	1.24%	1.24	%(F)	1.25	%(F)	1.24%
Net investment income (loss) to average net assets(A)	(0.19	)%(E)	(0.26)%	(0.18)%	(0.03)%		0.15%		(0.24)%
Portfolio turnover rate of Series Portfolio	14	%(D)	33%	73%	49%		53%		53%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Large Growth
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$12.24		$11.25	$10.20	$7.58		$6.64		$6.79

Investment operations:(A)
Net investment income (loss)(B)	0.01		0.01	0.02	0.03		0.04		0.01
Net realized and unrealized gain (loss)	(0.37)		0.99	1.05	2.62		0.94		(0.15)

Total investment operations	(0.36)		1.00	1.07	2.65		0.98		(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	(0.02)	(0.03)		(0.04)		(0.01)

Net asset value, end of period/year	$11.87		$12.24	$11.25	$10.20		$7.58		$6.64

Total return(C)	(2.95	)%(D)	8.89%	10.46%	35.00%		14.76%		(2.12)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$102,132		$107,369	$110,430	$130,443		$137,751		$227,530
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.01	%(E)	0.99%	1.01%	1.00%		1.01%		0.98%
Including waiver and/or reimbursement	0.90	%(E)	0.90%	0.90%	0.90	%(F)	0.90	%(F)	0.90%
Net investment income (loss) to average net assets(A)	0.15	%(E)	0.07%	0.17%	0.32%		0.49%		0.09%
Portfolio turnover rate of Series Portfolio	14	%(D)	33%	73%	49%		53%		53%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

	Transamerica Partners Large Growth Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	(3.55	)%(B)	9.17%	10.75%	35.32%	14.91%	(1.78)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$851,946		$925,458	$926,582	$942,018	$825,014	$1,016,307
Expenses to average net assets(C)
Excluding waiver and/or reimbursement	0.64	%(D)	0.64%	0.65%	0.66%	0.66%	0.65%
Including waiver and/or reimbursement	0.64	%(D)	0.64%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets(E)	0.40	%(D)	0.33%	0.42%	0.57%	0.75%	0.34%
Portfolio turnover rate	14	%(B)	33%	73%	49%	53%	53%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(D)	Annualized.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.

Large Value Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Large Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$26.81		$27.32	$25.19	$18.55	$16.14	$16.05

Investment operations:(A)
Net investment income (loss)(B)	0.23		0.26	0.19	0.26	0.27	0.19
Net realized and unrealized gain (loss)	(1.43)		(0.50)	2.13	6.64	2.42	0.09

Total investment operations	(1.20)		(0.24)	2.32	6.90	2.69	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.27)	(0.19)	(0.26)	(0.28)	(0.19)

Net asset value, end of period/year	$25.36		$26.81	$27.32	$25.19	$18.55	$16.14

Total return(C)	(4.50	)%(D)	(0.87)%	9.25%	37.38%	16.75%	1.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$218,133		$245,999	$286,071	$254,779	$207,103	$224,932
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.07	%(E)	1.06%	1.06%	1.07%	1.08%	1.06%
Including waiver and/or reimbursement	1.00	%(E)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets(A)	1.87	%(E)	0.95%	0.71%	1.17%	1.56%	1.17%
Portfolio turnover rate of Series Portfolio	24	%(D)	65%	69%	99%	48%	55%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Large Value
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$14.32		$14.60	$13.46	$9.92	$8.63	$8.58

Investment operations:(A)
Net investment income (loss)(B)	0.14		0.18	0.13	0.17	0.17	0.12
Net realized and unrealized gain (loss)	(0.75)		(0.28)	1.15	3.55	1.30	0.05

Total investment operations	(0.61)		(0.10)	1.28	3.72	1.47	0.17

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.18)	(0.14)	(0.18)	(0.18)	(0.12)

Net asset value, end of period/year	$13.56		$14.32	$14.60	$13.46	$9.92	$8.63

Total return(C)	(4.29	)%(D)	(0.69)%	9.54%	37.73%	17.08%	2.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$93,717		$99,418	$102,791	$120,005	$107,969	$115,207
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	0.84	%(E)	0.83%	0.83%	0.83%	0.84%	0.81%
Including waiver and/or reimbursement	0.75	%(E)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) to average net assets(A)	2.12	%(E)	1.21%	0.96%	1.43%	1.81%	1.41%
Portfolio turnover rate of Series Portfolio	24	%(D)	65%	69%	99%	48%	55%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.

	Transamerica Partners Large Value Portfolio
	June 30, 2016 (unaudited)		December 31, 2015		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Total return(A)	(4.22	)%(B)	(0.36)%		9.82%		38.08%		17.39%		2.32%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$751,211		$826,422		$920,253		$924,277		$785,039		$877,766
Expenses to average net assets	0.47	%(C)	0.47	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)	0.47	%(D)
Net investment income (loss) to average net assets	2.40	%(C)	1.48	%(E)	1.24	%(E)	1.69	%(E)	2.08	%(E)(F)	1.70	%(E)
Portfolio turnover rate	24	%(B)	65	%(G)	69	%(G)	99	%(G)	48	%(G)	55	%(G)

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Includes litigation proceeds received during the year that represented 0.15%.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

Balanced Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Balanced
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$19.39		$19.75	$18.12	$15.65	$14.06	$13.89

Investment operations:(A)
Net investment income (loss)(B)	0.11		0.20	0.21	0.14	0.18	0.23
Net realized and unrealized gain (loss)	0.53		(0.22)	1.65	2.60	1.61	0.16

Total investment operations	0.64		(0.02)	1.86	2.74	1.79	0.39

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.21)	(0.23)	(0.27)	(0.20)	(0.22)
Net realized gains	—		(0.13)	—	—	—	—

Total dividends and/or distributions to shareholders	(0.13)		(0.34)	(0.23)	(0.27)	(0.20)	(0.22)

Net asset value, end of period/year	$19.90		$19.39	$19.75	$18.12	$15.65	$14.06

Total return(C)	3.23	%(D)	(0.08)%	10.35%	17.65%	12.80%	3.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,822		$90,541	$77,447	$52,672	$41,680	$37,806
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.14	%(E)	1.16%	1.21%	1.28%	1.30%	1.29%
Including waiver and/or reimbursement(F)	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets(A)	1.19	%(E)	1.00%	1.09%	0.85%	1.22%	1.66%
Portfolio turnover rate of Series Portfolio	15	%(D)	50%	92%	123%	150%	245%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Balanced
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.53		$12.68	$11.64	$10.08	$9.04	$8.92

Investment operations:(A)
Net investment income (loss)(B)	0.10		0.17	0.18	0.13	0.15	0.18
Net realized and unrealized gain (loss)	0.33		(0.14)	1.06	1.67	1.04	0.11

Total investment operations	0.43		0.03	1.24	1.80	1.19	0.29

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.18)	(0.20)	(0.24)	(0.15)	(0.17)

Net asset value, end of period/year	$12.86		$12.53	$12.68	$11.64	$10.08	$9.04

Total return(C)	3.43	%(D)	0.28%	10.72%	18.04%	13.26%	3.24%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,391		$5,273	$5,672	$5,741	$5,764	$5,360
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	1.65	%(E)	1.44%	1.56%	1.55%	1.71%	1.66%
Including waiver and/or reimbursement(F)	0.75	%(E)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) to average net assets(A)	1.54	%(E)	1.34%	1.45%	1.19%	1.58%	2.01%
Portfolio turnover rate of Series Portfolio	15	%(D)	50%	92%	123%	150%	245%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes waiver and/or reimbursement of fees at the underlying Series Portfolio level.

	Transamerica Partners Balanced Portfolio
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Total return(A)	3.72	%(B)	0.57%	10.99%	18.33%	13.47%	3.60%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$149,388		$151,593	$147,564	$123,270	$109,602	$104,111
Expenses to average net assets
Excluding waiver and/or reimbursement	0.52	%(C)	0.54%	0.58%	0.63%	0.61%	0.62%
Including waiver and/or reimbursement	0.50	%(C)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	1.79	%(C)	1.60%	1.69%	1.44%	1.82%	2.26%
Portfolio turnover rate	15	%(B)	50%	92%	123%	150%	245%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

Stock Index Funds

For a share outstanding during the period and years indicated:	Transamerica Partners Stock Index
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011
Net asset value, beginning of period/year	$15.87		$16.01	$14.37		$11.08		$9.80		$9.77

Investment operations:(A)
Net investment income (loss)(B)	0.12		0.22	0.21		0.19		0.18		0.15
Net realized and unrealized gain (loss)	0.44		(0.11)	1.64		3.29		1.32		(0.01)

Total investment operations	0.56		0.11	1.85		3.48		1.50		0.14

Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.25)	(0.21)		(0.19)		(0.22)		(0.11)

Net asset value, end of period/year	$16.30		$15.87	$16.01		$14.37		$11.08		$9.80

Total return(C)	3.53	%(D)	0.71%	12.93%		31.57%		15.36%		1.46%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$293,117		$329,033	$398,124		$375,076		$325,263		$334,502
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	0.74	%(E)	0.74%	0.70%		0.69%		0.72%		0.69%
Including waiver and/or reimbursement	0.65	%(E)(F)	0.65%	0.65	%(F)	0.65	%(F)	0.65	%(F)	0.65	%(F)
Net investment income (loss) to average net assets(A)	1.54	%(E)	1.38%	1.38%		1.45%		1.67%		1.48%
Portfolio turnover rate of MP	2	%(D)	2%	3%		2%		10%		5%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio (“MP”).
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying MP level.

For a share outstanding during the period and years indicated:	Transamerica Partners Institutional Stock Index
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.67		$13.77	$12.36	$9.53	$8.44	$8.41

Investment operations:(A)
Net investment income (loss)(B)	0.13		0.24	0.22	0.20	0.19	0.16
Net realized and unrealized gain (loss)	0.37		(0.10)	1.42	2.83	1.13	(0.01)

Total investment operations	0.50		0.14	1.64	3.03	1.32	0.15

Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.24)	(0.23)	(0.20)	(0.23)	(0.12)

Net asset value, end of period/year	$14.01		$13.67	$13.77	$12.36	$9.53	$8.44

Total return(C)	3.66	%(D)	1.08%	13.33%	32.06%	15.71%	1.80%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$627,101		$707,281	$888,044	$1,011,521	$914,519	$852,749
Expenses to average net assets(A)
Excluding waiver and/or reimbursement	0.42	%(E)	0.42%	0.38%	0.38%	0.40%	0.38%
Including waiver and/or reimbursement(F)	0.30	%(E)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets(A)	1.89	%(E)	1.73%	1.72%	1.80%	2.03%	1.83%
Portfolio turnover rate of MP	2	%(D)	2%	3%	2%	10%	5%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio (“MP”).
(B)	Calculated based on average number of shares outstanding.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying MP level.

Asset Allocation Long and Intermediate/Long Horizon Funds

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Long Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.27		$12.33	$11.98	$9.67	$8.58	$9.00

Investment operations:
Net investment income (loss)(A)(B)	0.07		0.10	0.15	0.17	0.11	0.06
Net realized and unrealized gain (loss)	(0.23)		(0.06)	0.36	2.32	1.09	(0.41)

Total investment operations	(0.16)		0.04	0.51	2.49	1.20	(0.35)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.10)	(0.16)	(0.18)	(0.11)	(0.07)

Net asset value, end of period/year	$12.04		$12.27	$12.33	$11.98	$9.67	$8.58

Total return(C)	(1.30	)%(D)	0.30%	4.23%	25.84%	14.01%	(3.94)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,465		$91,324	$100,056	$104,063	$94,088	$123,876
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.18	%(F)	0.77%	1.23%	1.58%	1.16%	0.64%
Portfolio turnover rate(G)	16	%(D)	47%	66%	52%	55%	36%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Institutional Asset Allocation – Long Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.85		$10.92	$10.66	$8.58	$7.62	$7.99

Investment operations:
Net investment income (loss)(A)(B)	0.07		0.13	0.21	0.15	0.13	0.06
Net realized and unrealized gain (loss)	(0.20)		(0.06)	0.27	2.10	0.96	(0.35)

Total investment operations	(0.13)		0.07	0.48	2.25	1.09	(0.29)

Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.14)	(0.22)	(0.17)	(0.13)	(0.08)

Net asset value, end of period/year	$10.65		$10.85	$10.92	$10.66	$8.58	$7.62

Total return(C)	(1.17	)%(D)	0.63%	4.55%	26.33%	14.36%	(3.65)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,488		$28,659	$35,325	$32,711	$36,047	$48,882
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.42	%(F)	1.19%	1.98%	1.61%	1.54%	0.78%
Portfolio turnover rate(G)	14	%(D)	43%	69%	58%	119%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Intermediate/Long Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$13.56		$13.68	$13.32	$11.35	$10.25	$10.54

Investment operations:
Net investment income (loss)(A)(B)	0.08		0.14	0.20	0.24	0.18	0.13
Net realized and unrealized gain (loss)	(0.07)		(0.12)	0.37	1.97	1.11	(0.27)

Total investment operations	0.01		0.02	0.57	2.21	1.29	(0.14)

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.14)	(0.21)	(0.24)	(0.19)	(0.15)

Net asset value, end of period/year	$13.48		$13.56	$13.68	$13.32	$11.35	$10.25

Total return(C)	0.05	%(D)	0.12%	4.27%	19.61%	12.65%	(1.39)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$169,789		$187,094	$189,311	$161,270	$133,582	$167,802
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.29	%(F)	0.97%	1.50%	1.97%	1.69%	1.22%
Portfolio turnover rate(G)	14	%(D)	45%	61%	66%	57%	43%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.49		$11.60	$11.34	$9.64	$8.74	$8.99

Investment operations:
Net investment income (loss)(A)(B)	0.08		0.16	0.24	0.20	0.22	0.12
Net realized and unrealized gain (loss)	(0.07)		(0.10)	0.27	1.71	0.92	(0.22)

Total investment operations	0.01		0.06	0.51	1.91	1.14	(0.10)

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.25)	(0.21)	(0.24)	(0.15)

Net asset value, end of period/year	$11.42		$11.49	$11.60	$11.34	$9.64	$8.74

Total return(C)	0.13	%(D)	0.49%	4.57%	19.90%	13.05%	(1.16)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,231		$48,302	$55,039	$82,639	$85,876	$109,496
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.52	%(F)	1.36%	2.04%	1.90%	2.35%	1.29%
Portfolio turnover rate(G)	11	%(D)	30%	109%	43%	76%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

Asset Allocation Intermediate and Short/Intermediate Horizon Funds

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Intermediate Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$12.87		$13.05	$12.75	$11.47	$10.56	$10.70

Investment operations:
Net investment income (loss)(A)(B)	0.09		0.16	0.22	0.27	0.24	0.19
Net realized and unrealized gain (loss)	0.05		(0.18)	0.31	1.28	0.92	(0.12)

Total investment operations	0.14		(0.02)	0.53	1.55	1.16	0.07

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.16)	(0.23)	(0.27)	(0.25)	(0.21)

Net asset value, end of period/year	$12.92		$12.87	$13.05	$12.75	$11.47	$10.56

Total return(C)	1.11	%(D)	(0.15)%	4.15%	13.65%	11.05%	0.69%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$283,191		$316,811	$326,571	$255,851	$195,066	$228,603
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.42	%(F)	1.20%	1.73%	2.25%	2.16%	1.76%
Portfolio turnover rate(G)	19	%(D)	48%	61%	83%	64%	39%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Institutional Asset Allocation – Intermediate Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.40		$11.56	$11.32	$10.14	$9.39	$9.54

Investment operations:
Net investment income (loss)(A)(B)	0.09		0.18	0.25	0.22	0.31	0.17
Net realized and unrealized gain (loss)	0.05		(0.15)	0.26	1.19	0.75	(0.10)

Total investment operations	0.14		0.03	0.51	1.41	1.06	0.07

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.19)	(0.27)	(0.23)	(0.31)	(0.22)

Total distributions	(0.09)		—	—	—	—	—

Net asset value, end of period/year	$11.45		$11.40	$11.56	$11.32	$10.14	$9.39

Total return(C)	1.27	%(D)	0.26%	4.50%	14.04%	11.40%	0.73%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$78,152		$79,613	$92,989	$121,450	$158,181	$157,544
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.69	%(F)	1.57%	2.19%	2.07%	3.08%	1.81%
Portfolio turnover rate(G)	15	%(D)	42%	76%	69%	62%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Short/Intermediate Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.76		$11.00	$10.80	$10.30	$9.66	$9.68

Investment operations:
Net investment income (loss)(A)(B)	0.09		0.17	0.23	0.29	0.29	0.23
Net realized and unrealized gain (loss)	0.15		(0.24)	0.20	0.48	0.63	0.00	(C)

Total investment operations	0.24		(0.07)	0.43	0.77	0.92	0.23

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.17)	(0.23)	(0.27)	(0.28)	(0.25)

Net asset value, end of period/year	$10.91		$10.76	$11.00	$10.80	$10.30	$9.66

Total return(D)	2.22	%(E)	(0.64)%	3.99%	7.56%	9.59%	2.39%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$190,438		$206,234	$190,633	$121,739	$66,520	$49,983
Expenses to average net assets(F)	0.10	%(G)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.62	%(G)	1.53%	2.13%	2.74%	2.88%	2.31%
Portfolio turnover rate(H)	12	%(E)	44%	66%	85%	99%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.70		$10.94	$10.77	$10.23	$9.67	$9.65

Investment operations:
Net investment income (loss)(A)(B)	0.10		0.20	0.27	0.26	0.37	0.23
Net realized and unrealized gain (loss)	0.16		(0.22)	0.18	0.54	0.58	0.05

Total investment operations	0.26		(0.02)	0.45	0.80	0.95	0.28

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.22)	(0.28)	(0.26)	(0.39)	(0.26)

Net asset value, end of period/year	$10.86		$10.70	$10.94	$10.77	$10.23	$9.67

Total return(C)	2.43	%(D)	(0.25)%	4.21%	7.94%	9.93%	2.91%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,674		$12,171	$22,796	$22,787	$24,309	$28,964
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.88	%(F)	1.82%	2.47%	2.45%	3.69%	2.36%
Portfolio turnover rate(G)	32	%(D)	108%	106%	86%	95%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

Asset Allocation Short Horizon Funds

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Short Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$11.20		$11.52	$11.38	$11.55	$11.07	$10.90

Investment operations:
Net investment income (loss)(A)(B)	0.10		0.21	0.27	0.33	0.38	0.32
Net realized and unrealized gain (loss)	0.31		(0.32)	0.15	(0.17)	0.48	0.18

Total investment operations	0.41		(0.11)	0.42	0.16	0.86	0.50

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.21)	(0.28)	(0.33)	(0.38)	(0.33)

Net asset value, end of period/year	$11.51		$11.20	$11.52	$11.38	$11.55	$11.07

Total return(C)	3.69	%(D)	(0.98)%	3.68%	1.40%	7.85%	4.65%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$162,112		$144,322	$115,053	$94,873	$70,876	$62,371
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	1.82	%(F)	1.83%	2.35%	2.91%	3.38%	2.89%
Portfolio turnover rate(G)	20	%(D)	41%	55%	65%	79%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Institutional Asset Allocation – Short Horizon
	June 30, 2016 (unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning of period/year	$10.73		$11.05	$10.91	$11.03	$10.68	$10.48

Investment operations:
Net investment income (loss)(A)(B)	0.11		0.23	0.28	0.30	0.49	0.30
Net realized and unrealized gain (loss)	0.31		(0.31)	0.16	(0.12)	0.38	0.22

Total investment operations	0.42		(0.08)	0.44	0.18	0.87	0.52

Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.24)	(0.30)	(0.30)	(0.52)	(0.32)

Net asset value, end of period/year	$11.04		$10.73	$11.05	$10.91	$11.03	$10.68

Total return(C)	3.93	%(D)	(0.72)%	4.07%	1.67%	8.27%	5.02%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,073		$12,349	$17,622	$24,002	$28,713	$31,997
Expenses to average net assets(E)	0.10	%(F)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets(B)	2.08	%(F)	2.07%	2.55%	2.70%	4.49%	2.80%
Portfolio turnover rate(G)	28	%(D)	60%	133%	75%	110%	94%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

The principal solicitation of proxies will be by mailing of this Proxy Statement/Prospectus, but proxies may be solicited by telephone or in person by the representatives of the Target Board, regular employees of TFS, their affiliates, or Computershare Fund Services, a private proxy services firm. If the Target Fund has not received your vote as the date of the Special Meeting approaches, you may receive a call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees and fiduciaries to forward proxies and proxy materials to their principals.

The cost of the meeting, including the preparation and mailing of the notice, Proxy Statement/Prospectus and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, with respect to the Reorganizations will be shared equally by TAM, on the one hand, and, subject to certain limits, the Target Funds and Destination Funds, on the other.

Revoking Proxies

Each Target Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

•	By filing a written notice of revocation with the Secretary of the Target Trust;

•	By returning a duly executed proxy bearing a later date;

•	By voting by telephone or over the Internet at a later date; or

•	By attending the meeting and voting in person at the meeting and giving oral notice of revocation to the chairman of the meeting.

However, attendance in-person at the meeting, by itself, will not revoke a previously executed and returned proxy.

If a Target Fund holder holds Target Fund shares through a bank or other intermediary, the bank or intermediary should be consulted regarding the shareholder’s ability to revoke voting instructions after such instructions have been provided.

Outstanding Shares or Interests

Only holders of record of each Target Fund at the close of business on the Record Date, October 14, 2016, are entitled to notice of and to vote at the Special Meeting. The Target Feeder Funds provide for “dollar-weighted voting” which means that the voting power of a Target Feeder Fund holder is determined, not by the number of full or fractional shares he or she owns, but by the net asset value, in U.S. dollars, of those shares determined at the close of business on the Record Date. The voting power of a Target Master Portfolio holder is proportionate to such holder’s book capital account as recorded on the books of TPP (which, in the case of a holder that holds interest in more than one Target Master Portfolio shall be the sum of the holder’s book capital accounts with respect to each Target Master Portfolio) at the close of business on the Record Date.

Ownership in the Target Feeder Funds are represented in shares, and ownership in the Target Master Portfolios are reflected in interests that are measured by their dollar value:

Fund	Number of Shares or Dollar Value of Interests (as applicable) as of the Record Date
Transamerica Partners High Quality Bond	9,375,939.50
Transamerica Partners Institutional High Quality Bond	5,631,778.15
Transamerica Partners High Quality Bond Portfolio	339,311,345.73
Transamerica Partners Inflation-Protected Securities	10,443,669.55
Transamerica Partners Institutional Inflation-Protected Securities	7,917,996.30
Transamerica Partners Inflation-Protected Securities Portfolio	256,952,609.57
Transamerica Partners Large Core	2,437,565.40
Transamerica Partners Institutional Large Core	1,415,995.04
Transamerica Partners Large Core Portfolio	277,156,674.51
Transamerica Partners Large Growth	8,440,889.37
Transamerica Partners Institutional Large Growth	8,401,082.28
Transamerica Partners Large Growth Portfolio	841,079,490.00
Transamerica Partners Large Value	8,280,963.15
Transamerica Partners Institutional Large Value	6,635,064.25
Transamerica Partners Large Value Portfolio	736,636,889.10
Transamerica Partners Balanced	4,426,510.66
Transamerica Partners Institutional Balanced	403,734.44
Transamerica Partners Balanced Portfolio	148,996,169.38
Transamerica Partners Stock Index	16,656,485.94
Transamerica Partners Institutional Stock Index	41,908,580.08
Transamerica Asset Allocation - Long Horizon	6,318,318.59
Transamerica Institutional Asset Allocation - Long Horizon	2,497,550.20
Transamerica Asset Allocation – Intermediate/Long Horizon	12,035,899.97
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	3,839,018.73
Transamerica Asset Allocation - Intermediate Horizon	20,946,347.76
Transamerica Institutional Asset Allocation - Intermediate Horizon	6,693,637.92
Transamerica Asset Allocation – Short/Intermediate Horizon	16,703,544.36
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	991,901.65
Transamerica Asset Allocation – Short Horizon	15,163,650.85
Transamerica Institutional Asset Allocation - Short Horizon	1,095,014.78

Other Business

Your Target Board knows of no business to be presented for consideration at the meeting other than the Proposals set forth in this Proxy Statement/Prospectus. If other business is properly brought before the meeting, proxies will be voted in accordance with the discretion of the persons named as proxies.

Adjournments

If, by the time scheduled for the meeting, a quorum of shareholders of a Target Fund is not present, or if a quorum is present but sufficient votes “for” a Proposal have not been received, the chairperson of the meeting may adjourn the meeting or the persons named as proxies may propose an adjournment of the meeting to another date and time, and the meeting may be held as adjourned as to the Target Fund or the Proposal, as applicable, within a reasonable time after the original meeting date without further notice. If submitted to shareholders, any such adjournment will require the affirmative vote of a majority of the shares present in person or represented by proxy at the meeting (or a majority of votes cast if a quorum is present). The persons named as proxies, at their discretion, vote those proxies in favor of an adjournment of the meeting. A shareholder vote may be taken on any proposal prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate. The persons named in the enclosed proxy may also move for an adjournment of the meeting to permit further solicitation of proxies with respect to any of the Proposals if they determine that adjournment and further solicitation are reasonable and in the best interests of shareholders.

Telephone and Internet Voting

In addition to soliciting proxies by mail or in person, the Target Funds have also arranged to have votes recorded by telephone, the Internet or other electronic means by following the enclosed instructions. The voting procedures used in connection with such voting methods are designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. If you authorize your proxy by telephone or Internet, please do not return your proxy card, unless you later elect to change your vote.

Shareholders’ Proposals

As a general matter, the Target Funds do not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposals to Tané T. Tyler, Secretary, 1801 California Street, Suite 5200, Denver, Colorado 80202.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders of the applicable Fund to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholder meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Appraisal Rights

If the Reorganization of your Target Fund is approved at the Special Meeting, shareholders of your Target Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholder of your Target Fund, however, have the right to redeem their Target Fund shares until the Closing Date of the Reorganization.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each Target Fund, as of October 31, 2016, the Trustees and officers of the Target Funds owned in the aggregate less than 1% of the outstanding shares of each Target Fund.

To the knowledge of each Target Fund, as of October 31, 2016, the following persons owned of record or beneficially 5% or more of the outstanding shares of a Target Fund:

Fund	Name and Address	Number of Shares or Dollar Value of Interests (as applicable)	Percentage
Transamerica Partners High Quality Bond	Short Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	2,694,835.570	28.80%

Transamerica Partners High Quality Bond	Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	1,915,123.309	20.47%

Transamerica Partners High Quality Bond	Short/Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	2,332,693.376	24.93%

Transamerica Partners High Quality Bond	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	694,427.696	7.42%

Transamerica Partners Institutional High Quality Bond	Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	583,451.702	10.55%

Transamerica Partners Institutional High Quality Bond	Richemont North America, Inc. 3 Enterprise Drive Shelton CT 06484	331,915.976	6.00%

Transamerica Partners Institutional High Quality Bond	Pipe Fitters Local No. 533 754 Minnesota Ave Kansas City MO 66101	1,285,473.182	23.24%

Transamerica Partners Institutional High Quality Bond	MLMIC Services, Inc. 2 Park Avenue New York NY 10016	516,882.730	9.35%

Transamerica Partners Institutional High Quality Bond	AEGON USA Inc. Executive Profit Sharing 4333 Edgewood Rd. Cedar Rapids IA 02499	587,401.290	10.62%

Transamerica Partners High Quality Bond Portfolio	Transamerica Partners Funds Group 1801 California St., Suite 5200 Denver, CO 80202-2642	104,491,650.62	30.87%

Transamerica Partners High Quality Bond Portfolio	Transamerica Partners Funds Group II 1801 California St., Suite 5200 Denver, CO 80202-2642	56,025,494.30	16.53%

Transamerica Partners Inflation-Protected Securities	Short Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	2,479,663.560	23.82%

Transamerica Partners Inflation-Protected Securities	Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	2,803,587.674	26.93%

Transamerica Partners Inflation-Protected Securities	Intermediate/Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	1,289,394.843	12.38%

Transamerica Partners Inflation-Protected Securities	Short/Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	2,084,854.949	20.02%

Fund	Name and Address	Number of Shares or Dollar Value of Interests (as applicable)	Percentage
Transamerica Partners Institutional Inflation-Protected Securities	Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	902,388.256	11.38%

Transamerica Partners Institutional Inflation-Protected Securities	Linear Technology Corporation 1630 McCarthy Blvd Milpitas CA 95035-7487	1,310,458.204	16.52%

Transamerica Partners Institutional Inflation-Protected Securities	Glens Falls Hospital 100 Park Street Glens Falls NY 12801	654,545.931	8.25%

Transamerica Partners Institutional Inflation-Protected Securities	BHS Management Services, Inc. 725 North Street Pittsfield MA 01201	628,175.068	7.92%

Transamerica Partners Institutional Inflation-Protected Securities	Genesis Health System 1227 East Rusholme Street Davenport IA 52803	459,271.475	5.79%

Transamerica Partners Institutional Inflation-Protected Securities	Archdiocese Of St. Louis 20 Archbishop May Drive St. Louis MO 63119	525,331.657	6.62%

Transamerica Partners Institutional Inflation-Protected Securities	Arkansas Children’s Hospital 1 Children’s Way, Slot 600 Little Rock AR 72202	487,114.625	6.14%

Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners Funds Group 1801 California St., Suite 5200 Denver, CO 80202-2642	118,361,313.42	46.00%

Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners Funds Group II 1801 California St., Suite 5200 Denver, CO 80202-2642	78,893,745.06	30.63%

Transamerica Partners Large Core	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	319,684.558	13.32%

Transamerica Partners Large Core	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	237,314.659	9.89%

Transamerica Partners Large Core	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	366,015.631	15.26%

Transamerica Partners Institutional Large Core	Ministry Health Care, Inc. 11925 W. Lake Park Drive, Suite 100 Milwaukee WI 53224	117,684.513	8.43%

Transamerica Partners Institutional Large Core	Medical Associates of Woodhull P.C. 760 Broadway Rm. 10A 216 Brooklyn NY 11206	186,070.076	13.32%

Transamerica Partners Institutional Large Core	Island Peer Review Organization, Inc. 1979 Marcus Ave. 1st Floor Lake Success NY 11042	120,008.226	8.59%

Transamerica Partners Institutional Large Core	Island Peer Review Organization, Inc. 1979 Marcus Ave. 1st Floor Lake Success NY 11042	134,291.228	9.61%

Transamerica Partners Institutional Large Core	Chelsea Groton Bank 904 Poquonnock Road, P.O. Box 869 Groton CT 06340	220,798.120	15.81%

Transamerica Partners Institutional Large Core	Wacoal America, Inc. One Wacoal Plaza Lyndhurst NJ 07071	367,031.665	26.28%

Fund	Name and Address	Number of Shares or Dollar Value of Interests (as applicable)	Percentage
Transamerica Partners Large Core Portfolio	Transamerica Partners Funds Group 1801 California St., Suite 5200 Denver, CO 80202-2642	76,496,798.39	27.93%

Transamerica Partners Large Growth	Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	1,319,100.874	15.83%

Transamerica Partners Large Growth	Intermediate/Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	1,079,197.359	12.95%

Transamerica Partners Large Growth	Short Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	593,331.229	7.12%

Transamerica Partners Large Growth	Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	630,256.937	7.56%

Transamerica Partners Large Growth	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	606,808.738	7.28%

Transamerica Partners Large Growth	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	642,563.432	7.71%

Transamerica Partners Institutional Large Growth	Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	868,076.339	10.38%

Transamerica Partners Institutional Large Growth	Intermediate/Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	686,971.377	8.21%

Transamerica Partners Institutional Large Growth	Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	502,807.925	6.01%

Transamerica Partners Institutional Large Growth	Richemont North America, Inc. 3 Enterprise Drive Shelton CT 06484	761,438.847	9.10%

Transamerica Partners Institutional Large Growth	MLMIC Services, Inc. 2 Park Avenue New York NY 10016	610,993.595	7.30%

Transamerica Partners Institutional Large Growth	Hexagon Metrology, Inc. 250 Circuit Dr. N. Kingstown, RI 02852	1,554,898.626	18.58%

Transamerica Partners Institutional Large Growth	Arkansas Children’s Hospital 1 Children’s Way, Slot 600 Little Rock AR 72202	1,308,142.694	15.64%

Transamerica Partners Large Growth Portfolio	Transamerica Partners Funds Group 1801 California St., Suite 5200 Denver, CO 80202-2642	237,124,961.18	28.48%

Transamerica Partners Large Growth Portfolio	Transamerica Partners Funds Group II 1801 California St., Suite 5200 Denver, CO 80202-2642	102,592,787.22	12.30%

Transamerica Partners Large Value	Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	1,392,576.629	16.95%

Fund	Name and Address	Number of Shares or Dollar Value of Interests (as applicable)	Percentage
Transamerica Partners Large Value	Intermediate/Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	1,067,288.934	12.99%

Transamerica Partners Large Value	Short Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	591,947.202	7.20%

Transamerica Partners Large Value	Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	623,852.336	7.59%

Transamerica Partners Large Value	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	621,030.839	7.56%

Transamerica Partners Large Value	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	651,052.795	7.92%

Transamerica Partners Institutional Large Value	Intermediate Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	748,740.151	11.52%

Transamerica Partners Institutional Large Value	Intermediate/Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	533,769.966	8.21%

Transamerica Partners Institutional Large Value	Long Horizon Strategic Allocation Fund 440 Mamaroneck Ave Harrison NY 10528-2418	404,289.059	6.22%

Transamerica Partners Institutional Large Value	MLMIC Services, Inc. 2 Park Avenue New York NY 10016	494,751.283	7.61%

Transamerica Partners Institutional Large Value	Blood Systems, Inc. 6210 E. Oak St. Scottsdale AZ 85257	613,786.121	9.44%

Transamerica Partners Institutional Large Value	Arkansas Children’s Hospital 1 Children’s Way, Slot 600 Little Rock AR 72202	900,251.783	13.85%

Transamerica Partners Institutional Large Value	Shepherd Center, Inc. 2020 Peachtree Rd NW Atlanta GA 30309	621,561.898	9.56%

Transamerica Partners Large Value Portfolio	Transamerica Partners Funds Group 1801 California St., Suite 5200 Denver, CO 80202-2642	215,888,210.80	29.80%

Transamerica Partners Large Value Portfolio	Transamerica Partners Funds Group II 1801 California St., Suite 5200 Denver, CO 80202-2642	90,981,245.91	12.54%

Transamerica Partners Balanced	Open Society Institute 224 West 57th Street, 4th Floor New York NY 10019	283,451.122	6.45%

Transamerica Partners Balanced	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	2,270,629.131	51.64%

Transamerica Partners Balanced	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	391,321.876	8.90%

Fund	Name and Address	Number of Shares or Dollar Value of Interests (as applicable)	Percentage
Transamerica Partners Balanced	Kingsbrook Jewish Medical Center 585 Schenectadgy Ave Brooklyn NY 11203	223,287.230	5.08%

Transamerica Partners Institutional Balanced	Roman Catholic Archbishop of San Francisco One Peter Yorke Way San Francisco CA 94109	150,516.619	37.15%

Transamerica Partners Institutional Balanced	Island Peer Review Organization, Inc. 1979 Marcus Ave. 1st Floor Lake Success NY 11042	65,768.278	16.23%

Transamerica Partners Institutional Balanced	Rocky Mountain Elk Foundation, Inc. 5705 Grant Creek Road Missoula MT 59808	39,033.714	9.63%

Transamerica Partners Institutional Balanced	Island Peer Review Organization, Inc. 1979 Marcus Ave. 1st Floor Lake Success NY 11042	102,145.714	25.21%

Transamerica Partners Balanced Portfolio	Transamerica Partners Funds Group 1801 California St., Suite 5200 Denver, CO 80202-2642	88,888,505.71	59.87%

Transamerica Partners Stock Index	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	2,103,773.093	12.80%

Transamerica Partners Stock Index	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	1,115,588.821	6.79%

Transamerica Partners Institutional Stock Index	Linear Technology Corporation 1630 McCarthy Blvd Milpitas CA 95035-7487	3,171,731.513	7.80%

Transamerica Partners Institutional Stock Index	Hawaii Pacific Health 55 Merchant Street, 25th Floor Honolulu HI 96813	3,767,210.354	9.27%

Transamerica Asset Allocation – Long Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	2,058,673.118	32.69%

Transamerica Asset Allocation – Long Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	980,922.546	15.57%

Transamerica Asset Allocation – Long Horizon	Illinois Public Pension Fund Association 440 Mamaroneck Ave Harrison NY 10528-2418	463,868.015	7.37%

Transamerica Institutional Asset Allocation – Long Horizon	California Association of Realtors 1150 South Olive St Los Angeles CA 90015-2211	130,227.069	5.26%

Transamerica Institutional Asset Allocation – Long Horizon	Genesis Health System 1150 South Olive St Los Angeles CA 90015-2211	280,223.783	11.32%

Transamerica Institutional Asset Allocation – Long Horizon	Pipe Fitters Local No. 533 11925 W. Lake Park Drive, Suite 100 Milwaukee WI 53224	251,917.914	10.18%

Transamerica Institutional Asset Allocation – Long Horizon	PPS Holdings, Inc. 760 Broadway Brooklyn NY 11206	237,773.903	9.61%

Transamerica Institutional Asset Allocation – Long Horizon	Kuakini Health System 1979 Marcus Ave. 1st Floor Lake Success NY 11042	202,790.484	8.19%

Fund	Name and Address	Number of Shares or Dollar Value of Interests (as applicable)	Percentage
Transamerica Institutional Asset Allocation – Long Horizon	Arkansas Children’s Hospital 111 Central Ave, Benefits Department Newark NJ 07102	958,440.317	38.72%

Transamerica Institutional Asset Allocation – Long Horizon	Genesis Health System 1979 Marcus Ave. 1st Floor Lake Success NY 11042	139,677.312	5.64%

Transamerica Asset Allocation – Intermediate/Long Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	5,932,547.399	49.74%

Transamerica Asset Allocation – Intermediate/Long Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	1,140,782.682	9.56%

Transamerica Asset Allocation – Intermediate/Long Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	1,325,396.893	11.11%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Alaska Energy & Resources Company 440 Mamaroneck Ave Harrison NY 10528-2418	363,861.550	9.52%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Ministry Health Care, Inc. 1630 McCarthy Blvd Milpitas CA 95035-7487	193,610.575	5.06%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Saint Michael’s Medical Center, Inc. 440 Mamaroneck Ave Harrison NY 10528-2418	279,188.291	7.30%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Genesis Health System 440 Mamaroneck Ave Harrison NY 10528-2418	551,836.975	14.43%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Pipe Fitters Local No. 533 1227 East Rusholme Street Davenport IA 52803	213,929.108	5.60%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	PPS Holdings, Inc. 20 Archbishop May Drive St. Louis MO 63119	281,278.898	7.36%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Kuakini Health System 1 Children’s Way, Slot 600 Little Rock AR 72202	283,332.417	7.41%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Arkansas Children’s Hospital 1630 McCarthy Blvd Milpitas CA 95035-7487	691,754.026	18.09%

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Genesis Health System 55 Merchant Street, 25th Floor Honolulu HI 96813	231,658.964	6.06%

Transamerica Asset Allocation – Intermediate Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	13,000,792.586	62.45%

Transamerica Asset Allocation – Intermediate Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	1,528,898.207	7.34%

Transamerica Asset Allocation – Intermediate Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	1,581,660.961	7.60%

Transamerica Institutional Asset Allocation – Intermediate Horizon	Pipe Fitters Local No. 533 One Wacoal Plaza Lyndhurst NJ 07071	2,933,965.845	43.76%

Fund	Name and Address	Number of Shares or Dollar Value of Interests (as applicable)	Percentage
Transamerica Institutional Asset Allocation – Intermediate Horizon	PPS Holdings, Inc. 2121 Valley View La, P.O. Box 344844 Dallas TX 75234	2,013,806.195	30.04%

Transamerica Asset Allocation – Short/Intermediate Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	13,107,226.848	78.95%

Transamerica Asset Allocation – Short/Intermediate Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	1,229,885.101	7.41%

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Alaska Energy & Resources Company 440 Mamaroneck Ave Harrison NY 10528-2418	195,492.926	19.74%

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Saint Michael’s Medical Center, Inc. 440 Mamaroneck Ave Harrison NY 10528-2418	94,743.929	9.57%

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Genesis Health System 440 Mamaroneck Ave Harrison NY 10528-2418	108,121.731	10.92%

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	PPS Holdings, Inc. 3 Enterprise Drive Shelton CT 06484	125,923.549	12.71%

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Arkansas Children’s Hospital One Peter Yorke Way San Francisco CA 94109	64,647.946	6.53%

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Hadassah, The Women’s Zionist Organization of America, Inc. 1979 Marcus Ave. 1st Floor Lake Success NY 11042	116,876.449	11.80%

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Genesis Health System 5705 Grant Creek Road Missoula MT 59808	59,479.445	6.01%

Transamerica Asset Allocation – Short Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	5,389,068.609	35.14%

Transamerica Asset Allocation – Short Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	860,523.983	5.61%

Transamerica Asset Allocation – Short Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	845,018.613	5.51%

Transamerica Asset Allocation – Short Horizon	Transamerica Traditional IRA 440 Mamaroneck Ave Harrison NY 10528-2418	5,791,909.199	37.77%

Transamerica Institutional Asset Allocation – Short Horizon	Tudor Investment Corporation 11925 W. Lake Park Drive, Suite 100 Milwaukee WI 53224	291,054.012	26.27%

Transamerica Institutional Asset Allocation – Short Horizon	Island Peer Review Organization, Inc. 760 Broadway Brooklyn NY 11206	94,898.507	8.57%

Transamerica Institutional Asset Allocation – Short Horizon	Island Peer Review Organization, Inc. 1979 Marcus Ave. 1st Floor Lake Success NY 11042	189,483.153	17.10%

Fund	Name and Address	Number of Shares or Dollar Value of Interests (as applicable)	Percentage
Transamerica Institutional Asset Allocation – Short Horizon	PPS Holdings, Inc. 1979 Marcus Ave. 1st Floor Lake Success NY 11042	206,189.305	18.61%

Transamerica Institutional Asset Allocation – Short Horizon	Arkansas Children’s Hospital 904 Poquonnock Road, P.O. Box 869 Groton CT 06340	99,074.571	8.94%

Control Persons

Any shareholder identified above as owning beneficially or of record 25% or more of a Target Fund may be deemed to control such Target Fund until such time as he/she/it owns beneficially or of record less than 25% of the outstanding shares of the Target Fund. Any shareholder controlling a Target Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, and may be able to take action regarding the applicable Target Fund without the consent or approval of the other shareholders of the applicable Target Fund.

Each of the Destination Funds is a newly formed fund that will commence operations upon consummation of the proposed Reorganizations relating thereto. Therefore, none of the Destination Funds has any shares outstanding as of the date of this Proxy Statement/Prospectus.

S&P 500 Index Master Portfolio

As of October 31, 2016, the following persons owned of record or beneficially 5% or more of a class of outstanding interests of the S&P 500 Index Master Portfolio.

Name and Address of Interestholder	Percentage of Portfolio	Nature of Ownership
Transamerica Partners Funds Group II 1801 California St., Suite 5200 Denver, CO 80202-2642	6.5%	Institutional Class

BlackRock S&P 500 Index Fund Park Avenue Plaza 55 East 52nd Street, New York, NY 10055	88.97%	Multiple Share Classes

EXPERTS

Target Funds

The financial statements and financial highlights of each Target Fund for the past five fiscal years or since inception of the Target Fund, as applicable, are incorporated by reference into this Proxy Statement/Prospectus. The financial statements and financial highlights of each Target Fund for its most recent fiscal year end December 31, 2015 have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this Proxy Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

Destination Funds

No financial highlights are provided for the Destination Funds because each such Destination Fund is newly-organized and has not yet offered shares. For financial statement purposes, certain Target Funds will be the accounting survivor of the Reorganizations. As the accounting survivor, each such predecessor fund’s operating history will be used for financial reporting purposes after the consummation of each applicable Reorganization.

The financial statements and financial highlights of each Destination Fund’s predecessor fund for the past five fiscal years or since inception of the predecessor fund, as applicable, are incorporated by reference into this Proxy Statement/Prospectus. The financial statements and financial highlights of each predecessor fund for its most recent fiscal year end October 31, 2015 have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this Proxy Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

You can obtain more free information about each Fund from your investment firm or by writing to your Fund at 1801 California Street, Suite 5200, Denver, Colorado 80202. You may also call 1-888-233-4339.

The Target Feeder Funds’ statements of additional information are available free of charge on the Target Funds’ website at http://www.transamericapartners.com/content/prospectus.aspx.

The Target Master Portfolios’ statement of additional information is available to qualified investors free of charge by calling 1-888-233-4339.

The Destinations Funds’ statement of additional information is available free of charge on the Destination Funds’ website at https://www.transamerica.com/individual/products/mutual-funds/prospectus/.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Fund’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Funds and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC’s Internet site at www.sec.gov.

By Order of the Boards of Trustees,

/s/ Tané T. Tyler

Tané T. Tyler, Secretary

Transamerica Partners Fund Group

Transamerica Partners Fund Group II

Transamerica Partners Portfolios

Denver, Colorado

November 29, 2016

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [    ] day of [    ], 2017, by and among Transamerica Funds, a Delaware statutory trust (the “Acquiring Entity”), with its principal place of business at 1801 California St., Suite 5200, Denver, Colorado 80202, on behalf of each of its series listed on Exhibit A attached hereto (each, an “Acquiring Fund”), and Transamerica Partners Funds Group (the “Acquired Entity”), with its principal place of business at 1801 California St., Suite 5200, Denver, Colorado 80202, on behalf of each of its series listed on Exhibit A attached hereto (each, an “Acquired Fund”)[, and, solely for purposes of paragraph 10.2 hereof, Transamerica Asset Management, Inc. (“TAM”)].

WHEREAS, each Acquired Fund and Acquiring Fund is a series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each Acquiring Fund has been organized in order to continue the business and operations of the corresponding Acquired Fund and certain other funds;

WHEREAS, each Acquiring Fund currently has no assets and has carried on no business activities prior to the date first shown above and will have had no assets and will have carried on no business activities prior to the consummation of the transactions described herein;

WHEREAS, it is intended that, for United States federal income tax purposes (i) each transaction contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, prior to the transactions contemplated by this Agreement, each Acquired Fund that operates as a feeder fund and invests its assets in a master portfolio which is a series of Transamerica Partners Portfolios will redeem in-kind (subject to its pro rata share of liabilities) its beneficial interests in the applicable master portfolio;]

WHEREAS, each reorganization of an Acquired Fund listed on Exhibit A will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the corresponding Acquiring Fund listed on Exhibit A (as to each Acquired Fund, the “corresponding Acquiring Fund”) in exchange solely for (a) shares of the applicable class of shares of beneficial interest of that Acquiring Fund listed on Exhibit A (the “Acquiring Fund Shares”), as described herein, and (b) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (2) the subsequent distribution of the Acquiring Fund Shares (which shall then constitute all of the assets of the Acquired Fund) to the holders of the shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”)in complete redemption of the Acquired Fund Shares and the termination of the Acquired Fund, as provided herein (each, a “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to each Acquiring Fund listed on Exhibit A, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the corresponding Acquired Fund listed on Exhibit A (as to each Acquiring Fund, the “corresponding Acquired Fund”) in exchange for Acquiring Fund Shares and the assumption of all liabilities of that Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its holders and that the interests of the existing holders of the Acquiring Fund will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to each Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the corresponding Acquiring Fund is in the best interests of the Acquired Fund and its holders and that the interests of the existing holders of the Acquired Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES IN SUCH ACQUIRING FUND AND ASSUMPTION OF ALL LIABILITIES OF THAT ACQUIRED FUND; TERMINATION OF THAT ACQUIRED FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of each Acquired Fund listed on Exhibit A, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to that Acquired Fund, as set forth in paragraph 1.2, to the corresponding Acquiring Fund, and the Acquiring Entity, on behalf of that Acquiring Fund, agrees in exchange therefor: (a) to deliver to the corresponding Acquired Fund as of the time and date set forth in paragraph 3.1 the number of full and fractional Acquiring Fund Shares of that Acquiring Fund determined by dividing the value of the Acquired Entity’s net assets with respect to the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares of that Acquiring Fund (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all Liabilities (as defined in paragraph 1.2) of the corresponding Acquired Fund as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows each Acquired Fund, the corresponding Acquiring Fund and the class of Acquiring Fund Shares to be delivered to the Acquired Fund.

1.2 The property and assets of the Acquired Entity attributable to each Acquired Fund to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The “Liabilities” of each Acquired Fund to be assumed by the corresponding Acquiring Fund consist of all of the liabilities and obligations of the corresponding Acquired Fund, including, without limitation, all indemnification obligations of such Acquired Fund with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date. Each Acquired Fund will promptly assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the corresponding Acquiring Fund, any rights, stock dividends, cash dividends or other securities received by the Acquired Fund after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the corresponding Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Entity on behalf of the corresponding Acquiring Fund.

1.3 Immediately upon delivery to the Acquired Fund of the Acquiring Fund Shares, the Acquired Entity, on behalf of such Acquired Fund, as an initial shareholder of the corresponding Acquiring Fund, shall (a) vote (along with the Acquiring Fund’s other initial shareholders) to approve the investment management agreement with respect to the Acquiring Fund, (b) vote (along with the Acquiring Fund’s other initial shareholders) to approve the sub-advisory agreement between TAM and the sub-adviser(s) with respect to the Acquiring Fund (c) approve the distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Acquiring Fund with respect to the class of Acquiring Fund Shares received by the Acquired Fund in the Reorganization, and (d) approve any other matter for which shareholder approval is required.

1.4 Immediately following the actions contemplated by paragraphs 1.1 and 1.3, the Acquired Entity shall take such actions as may be necessary or appropriate to complete the liquidation of each Acquired Fund. To complete the liquidation, the Acquired Entity, on behalf of each Acquired Fund, shall (a) distribute to the holders of record of Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares of the corresponding Acquiring Fund received by the Acquired Entity, on behalf of that Acquired Fund, pursuant to paragraph 1.1, in complete redemption of such Acquired Fund Shares, and (b) terminate the Acquired Fund in accordance with applicable state law. Such distribution and redemption shall be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares of each Acquiring Fund to be so credited to each of the corresponding Acquired Fund Shareholders holding Acquired Fund Shares of the corresponding Acquired Fund shall be equal to the aggregate net asset value of the Acquired Fund Shares of that Acquired Fund owned by that Acquired Fund Shareholder on the Closing Date. All issued Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund as maintained by the Acquiring Fund’s transfer agent.

1.6 Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of such Acquired Fund. The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.7 As promptly as practicable following the Reorganization of each Acquired Fund, the Acquired Entity will take all necessary action to effect Acquired Fund deregistration as an investment company in accordance with the rules and regulations of the Commission and shall subsequently voluntarily dissolve in accordance with the requirements of Massachusetts.

2.	VALUATION

2.1 The value of the Assets and the amount of the Liabilities of each Acquired Fund shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Acquired Entity Board and the Acquiring Entity Board. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the applicable Acquired Fund.

2.2 The net asset value per share of the Acquiring Fund Shares of each Acquiring Fund shall be determined as of the time for calculation of the applicable Acquiring Fund’s net asset value as set forth in the then-current prospectus for the Acquiring Fund on the Valuation Date, computed using the valuation procedures established by the Acquired Entity Board and the Acquiring Entity Board. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the applicable Acquiring Fund.

3.	CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date with respect to each Reorganization shall be as specified on Exhibit A attached hereto, or such other date as the parties may agree with respect to such Reorganization. All acts taking place at the closing of a Reorganization as provided for in this Agreement with respect to each such Reorganization (a “Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date for such Reorganization unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:30 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as a feeder fund and invests its assets in a master portfolio and 5:30 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as an asset allocation fund and currently invests its assets in various feeder funds, or, as to any Reorganization, such later time on that date as the applicable Acquired Fund’s net asset value and/or the net asset value per share of the class of shares of the corresponding Acquiring Fund is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of [TAM, 1801 California St., Suite 5200, Denver, Colorado 80202], or at such other time and/or place as the parties may agree.

3.2 At the Closing of each Reorganization, the Acquired Entity shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the applicable Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the corresponding Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund. The Acquired Entity shall, within one business day after the Closing for each Reorganization, deliver to the applicable Acquiring Entity a certificate of an authorized officer stating that (i) the Assets of the corresponding Acquired Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of that Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Acquired Entity shall direct Transamerica Fund Services, Inc., in its capacity as transfer agent for each Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Entity, within one business day after the Closing of each Reorganization, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder of the applicable Acquired Fund and the number and percentage ownership of the outstanding Acquired Fund Shares owned by each such holder immediately prior to the Closing. At the Closing of each Reorganization, the applicable Acquiring Fund shall deliver to the Secretary of the corresponding Acquired Fund a confirmation evidencing that the appropriate number of Acquiring Fund Shares of the appropriate class have been credited to the Acquired Fund’s account on the books of such Acquiring Fund pursuant to paragraph 1.1. At the applicable Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of such Acquired Fund or such Acquiring Fund is impracticable (in the judgment of the Acquiring Entity Board with respect to such Acquiring Fund and the Acquired Entity Board with respect to such Acquired Fund), the Closing Date for the applicable Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of each Acquired Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a) Such Acquired Fund is duly established as a series of the Acquired Entity, which is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its charter documents, as amended (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as contemplated by this Agreement. The Acquired Entity is duly qualified to do business as a foreign corporation in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of such Acquired Fund (true and correct copies of which have been delivered to the Acquiring Entity) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Entity, on behalf of such Acquired Fund, will have good and marketable title to such Acquired Fund’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the corresponding Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of such Acquired Fund, will not result, in a material violation of Massachusetts law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of such Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of such Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of such Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of such Acquired Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Acquired Entity Board, and those contracts listed in Schedule 4.1) will terminate without liability to such Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of such Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by such Acquired Fund to the corresponding Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by such Acquired Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to such Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquired Fund’s business. The Acquired Entity, on behalf of such Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquired Fund’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of such Acquired Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquired Fund as at the last day of and for the most recently completed fiscal year of such Acquired Fund prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of such Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of such Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in such Acquired Fund’s financial condition, assets, liabilities or business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by such Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by holders of such Acquired Fund shall not constitute a material adverse change.

(k) All federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquired Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquired Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l) Such Acquired Fund is a separate series of the Acquired Entity that is treated as a corporation separate from any and all other series of the Acquired Entity under Section 851(g) of the Code. For each taxable year of its operation, such Acquired Fund has met the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, and has been eligible to compute and has computed its federal income tax under Section 852 of the Code. For each taxable year of its operation ending before the Closing Date, such Acquired Fund will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date such Acquired Fund will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation, such Acquired Fund will have made such distributions, on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, such Acquired Fund will not have any unpaid tax liability under Section 4982 of the Code.

(m) All issued and outstanding Acquired Fund Shares of such Acquired Fund are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares of such Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of such Acquired Fund, as provided in paragraph 3.3. Such Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares of such Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund Shares of such Acquired Fund.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of such Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of such Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Acquired Entity, on behalf of such Acquired Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to such Acquired Fund, from the effective date of the Registration Statement through the date of the meeting of holders of the Acquired Fund contemplated herein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, for use therein), and (ii) comply in all material respects with the provisions of the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2 Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of each Acquiring Fund, represents and warrants to the Acquired Entity and the corresponding Acquired Fund as follows:

(a) Such Acquiring Fund is duly established as a series of the Acquiring Entity, which is a statutory trust validly existing and in good standing under the laws of the State of Delaware, with the power under the Acquiring Entity’s Declaration of Trust, as amended (the “Acquiring Entity Charter”), to own all of the assets of such Acquiring Fund and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) Such Acquiring Fund currently has no assets or liabilities and has carried on no business activities prior to the date of this Agreement. At all times prior to the Closing Date, such Acquiring Fund will not have had any assets or liabilities or have carried on any business activities.

(e) Such Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of such Acquiring Fund, will not result, in a material violation of Delaware law or the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of such Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of such Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of such Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to such Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquiring Fund’s business. The Acquiring Entity, on behalf of such Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquiring Fund’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of such Acquiring Fund.

(g) Such Acquiring Fund is a separate series of the Acquiring Entity that, upon consummation of the applicable Reorganization, will be treated as a corporation separate from any and all other series of the Acquiring Entity under Section 851(g) of the Code.

(h) Upon the consummation of the Reorganization, all issued and outstanding Acquiring Fund Shares, including those Acquiring Fund Shares to be delivered by the Acquiring Fund to the Acquired Fund in accordance with paragraph 1.1, will be duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. Such Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(i) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of such Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of such Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(j) The information to be furnished by the Acquiring Entity, on behalf of such Acquiring Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(k) Such Acquiring Fund was formed solely for the purpose of consummating the Reorganization and certain other reorganizations and continuing the business and operations of the corresponding Acquired Fund and certain other funds. As of the Closing Date, and immediately prior to the Reorganization, such Acquiring Fund shall not ever have held any assets and shall not ever have carried on any business activities whatsoever.

(l) For the taxable year that includes the Closing Date and for subsequent taxable periods, the Acquiring Entity reasonably expects that such Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its federal income tax under Section 852 of the Code.

(m) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to such Acquiring Fund, from the effective date of the Registration Statement through the date of the meeting of holders of the corresponding Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(n) The Post-Effective Amendments (as defined in paragraph 5.10) to be filed by the Acquiring Entity, insofar as they relate to such Acquiring Fund, pursuant to this Agreement will, on the effective date of the Post-Effective Amendments, comply in all material respects with the applicable requirements of the 1933 Act and 1940 Act and the rules and regulations of the Commission thereunder.

5.	COVENANTS

The Acquired Entity, on behalf of each Acquired Fund, and the Acquiring Entity, on behalf of each Acquiring Fund, respectively, hereby further covenant as follows:

5.1 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquiring Fund Shares to be acquired by such Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Acquired Entity, on behalf of each Acquired Fund, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4 Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 Each of the Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6 The Acquired Entity, on behalf of each Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the corresponding Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7 The Acquiring Entity, on behalf of each Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8 The Acquired Entity will call a meeting of the holders of such Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.9 The Acquiring Entity, on behalf of such Acquiring Fund, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of such Acquired Fund, will provide to the Acquiring Entity such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.10 The Acquiring Entity, on behalf of each Acquiring Fund, shall prepare and file one or more post-effective amendments to its registration statement on Form N-1A (the “Post-Effective Amendments”) to become effective on or before the Closing Date to register the Acquiring Fund Shares under the 1933 Act and the 1940 Act.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of the Acquired Entity, on behalf of each Acquired Fund, to consummate the Reorganization of such Acquired Fund shall be subject, at the Acquired Entity’s election, to the following conditions with respect to the applicable Acquired Fund:

6.1 All representations and warranties of the Acquiring Entity, on behalf of such Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Entity, on behalf of such Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of such Acquiring Fund, on or before the Closing Date.

6.3 The Acquiring Entity, on behalf of such Acquiring Fund, shall have executed and delivered an assumption of the Liabilities of the corresponding Acquired Fund and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) such Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Acquiring Entity, on behalf of such Acquiring Fund, shall have delivered to such Acquired Fund a certificate executed in the name of the Acquiring Entity, on behalf of such Acquiring Fund, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5 The Acquiring Entity, on behalf of such Acquiring Fund, and the Acquired Entity, on behalf of the corresponding Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of the Acquiring Entity, on behalf of each Acquiring Fund, to consummate the Reorganization of the corresponding Acquiring Fund shall be subject, at the Acquiring Entity’s election, to the following conditions with respect to the applicable Acquiring Fund:

7.1 All representations and warranties of the Acquired Entity, on behalf of such Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Acquired Entity, on behalf of such Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of such Acquired Fund, on or before the Closing Date.

7.3 The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of such Acquiring Fund, a Statement of Assets and Liabilities of such Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of such Acquired Fund. The Acquired Entity, on behalf of such Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Acquired Entity, on behalf of such Acquired Fund, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of such Acquired Fund, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5 The Acquired Entity, on behalf of such Acquired Fund, and the Acquiring Entity, on behalf of such Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued by such Acquiring Fund in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH CORRESPONDING ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of each Acquired Fund, or the Acquiring Entity, on behalf of the corresponding Acquiring Fund, the other party to this Agreement shall be entitled on behalf of the corresponding Acquired Fund or Acquiring Fund, as applicable, at its option, to (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.7) refuse to consummate the transactions contemplated by this Agreement with respect to the applicable Acquired Fund and its corresponding Acquiring Fund:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of such Acquired Fund, in accordance with the provisions of the Acquired Entity Charter, the by-laws of the Acquired Entity, and applicable state law, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.1.

8.2 On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to such Acquired Fund, or the Acquiring Entity, with respect to such Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of such Acquiring Fund or such Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending. The Post-Effective Amendments shall have become effective, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5 The Acquiring Entity, on behalf of each Acquiring Fund, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Acquired Fund, and its authorized officers: (a) the Acquired Entity is a business trust validly existing under the laws of the Commonwealth of Massachusetts; (b) the Acquired Entity, with respect to the corresponding Acquired Fund, has the power as a corporation to carry on its business as presently conducted in accordance with the description thereof in the Acquired Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and delivered by the Acquired Entity, on behalf of the corresponding Acquired Fund, and constitutes a valid and legally binding obligation of the

Acquired Entity, on behalf of the corresponding Acquired Fund, enforceable against the Acquired Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the by-laws of the Acquired Entity. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

8.6 The Acquired Entity, on behalf of each Acquired Fund, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the corresponding Acquiring Fund and its authorized officers: (a) the Acquiring Entity is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Entity, with respect to the corresponding Acquiring Fund, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the corresponding Acquiring Fund, enforceable against the Acquiring Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

8.7 The parties shall have received the opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Acquired Entity, on behalf of the applicable Acquired Fund, the Acquiring Entity, on behalf of the applicable Acquiring Fund, and their respective authorized officers, (i) the applicable Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and the corresponding Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by such Acquiring Fund upon receipt of the Assets of the corresponding Acquired Fund solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Entity, on behalf of the Acquiring Fund of the Liabilities of the applicable Acquired Fund as part of the Reorganization; (iii) the tax basis in the hands of such Acquiring Fund of the Assets of the corresponding Acquired Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; (iv) the holding period of each Asset in the hands of such Acquiring Fund, other than Assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by such Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by such Acquired Fund upon the transfer of its Assets to the corresponding Acquiring Fund in the Reorganization solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Entity, on behalf of the Acquiring Fund, of the Liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its holders in complete liquidation, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (vi) no gain or loss will be recognized by the Acquired Fund Shareholders of such Acquired Fund upon the exchange of their Acquired Fund Shares solely for the Acquiring Fund Shares of the corresponding Acquiring Fund as part of the Reorganization; (vii) the aggregate tax basis of the Acquiring Fund Shares that each Acquired Fund Shareholder of the applicable Acquired Fund receives in the Reorganization will be the same as the aggregate tax basis of his or her Acquired Fund Shares exchanged therefor; (viii) each Acquired Fund Shareholder’s holding period for his or her Acquiring Fund Shares will include the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held such Acquired Fund Shares as capital assets on the date of the exchange; and (ix) the taxable year of the applicable Acquired Fund will not end as a result of the Reorganization. The delivery of such opinion is conditioned upon the receipt by Morgan, Lewis & Bockius LLP of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.7.

9.	INDEMNIFICATION

9.1 The Acquiring Entity, out of each Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of an Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquiring Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Entity, out of each Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of an Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKER FEES AND EXPENSES

10.1 The Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The costs of the Reorganizations will be shared equally by TAM and the Acquiring Funds and Acquired Funds in accordance with an allocation approved by the Acquired Entity and Acquiring Entity Boards. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of an Acquiring Fund or an Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of each Acquiring Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Acquiring Fund or Acquired Fund at any time prior to the Closing Date with respect to the applicable Reorganization by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Acquiring Fund or such Acquired Fund, respectively. Any such termination resolution will be effective when communicated to the other party. The termination of this Agreement with respect to an Acquired Fund or its corresponding Acquiring Fund shall not affect the continued effectiveness of this Agreement with respect to any other Acquired Fund or Acquiring Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity and the Acquiring Entity; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.8 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such holders without their further approval.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 The warranties, representations and agreements contained in this Agreement made by the Acquired Entity, on behalf of each of the Acquired Funds, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Acquiring Entity, on behalf of each of the Acquiring Funds, are made on a several (and not joint, or joint and several) basis.

15.6 The Acquired Entity Charter is on file with the Secretary of State of the Commonwealth of Massachusetts. Consistent with the Acquired Entity Charter, the obligations of the Acquired Entity with respect to any Acquired Fund entered into in the name or on behalf the Acquired Entity by any of its board members, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Acquired Entity personally, but bind only the assets of the Acquired Entity belonging to the applicable Acquired Fund, and all persons dealing with any series or funds of Acquired Entity must look solely to the assets of the Acquired Entity belonging to such series or fund for the enforcement of any claims against the Acquired Entity.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

TRANSAMERICA FUNDS, on behalf of each of its series listed in Exhibit A attached hereto

By:

Name:

Title:

TRANSAMERICA PARTNERS FUNDS GROUP, on behalf of each of its series listed in Exhibit A attached hereto

By:

Name:

Title:

Exhibit A

Acquired Fund	Acquiring Fund/Class	Closing Date
[Acquired Fund]	[Acquiring Fund] [Class]

[Acquired Fund]	[Acquiring Fund] [Class]

[Acquired Fund]	[Acquiring Fund] [Class]

[Acquired Fund]	[Acquiring Fund] [Class]

SCHEDULE 4.1

SCHEDULE 4.2

EXHIBIT B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [ ] day of [ ], 2017, by and among Transamerica Funds, a Delaware statutory trust (the “Acquiring Entity”), with its principal place of business at 1801 California St., Suite 5200, Denver, Colorado 80202, on behalf of each of its series listed on Exhibit A attached hereto (each, an “Acquiring Fund”), and [Transamerica Partners Funds Group/ Transamerica Partners Funds Group II, a Massachusetts business trust] [Transamerica Partners Portfolios, a New York trust] (the “Acquired Entity”), with its principal place of business at 1801 California St., Suite 5200, Denver, Colorado 80202, on behalf of each of its series listed on Exhibit A attached hereto (each, an “Acquired Fund”)[, and, solely for purposes of paragraph 10.2 hereof, Transamerica Asset Management, Inc. (“TAM”)].

WHEREAS, each Acquired Fund and Acquiring Fund is a series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

[Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - WHEREAS, it is intended that, for United States federal income tax purposes (i) each transaction contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);]

[Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - WHEREAS, prior to the transactions contemplated by this Agreement, each Acquired Fund that operates as a feeder fund and invests its assets in a master portfolio which is a series of Transamerica Partners Portfolios will redeem in-kind (subject to its pro rata share of liabilities) its beneficial interests in the applicable master portfolio; [Transamerica Partners Portfolios only - WHEREAS, prior to the transactions contemplated by this Agreement, each Acquired Fund shareholder that is treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), and that operates as a feeder fund, investing substantially all its assets in an Acquired Fund, will redeem in-kind (subject to its pro rata share of liabilities) its beneficial interests in the Acquired Fund;]

WHEREAS, each reorganization of an Acquired Fund listed on Exhibit A will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the corresponding Acquiring Fund listed on Exhibit A (as to each Acquired Fund, the “corresponding Acquiring Fund”) in exchange solely for (a) shares of the applicable class of shares of beneficial interest of that Acquiring Fund listed on Exhibit A (the “Acquiring Fund Shares”), as described herein, and (b) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (2) the subsequent distribution of the Acquiring Fund Shares (which shall then constitute all of the assets of the Acquired Fund) to the holders of the [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - shares of beneficial interest] [Transamerica Partners Portfolios - beneficial interests] of the Acquired Fund (the “Acquired Fund Shares”) in complete redemption of the Acquired Fund Shares and the termination of the Acquired Fund, as provided herein (each, a “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to each Acquiring Fund listed on Exhibit A, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the corresponding Acquired Fund listed on Exhibit A (as to each Acquiring Fund, the “corresponding Acquired Fund”) in exchange for Acquiring Fund Shares and the assumption of all liabilities of that Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its holders and that the interests of the existing holders of the Acquiring Fund will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to each Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the corresponding Acquiring Fund is in the best interests of the Acquired Fund and its holders and that the interests of the existing holders of the Acquired Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES IN SUCH ACQUIRING FUND, ASSUMPTION OF ALL LIABILITIES OF THAT ACQUIRED FUND AND TERMINATION OF THAT ACQUIRED FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of each Acquired Fund listed on Exhibit A, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to that Acquired Fund, as set forth in paragraph 1.2, to the corresponding Acquiring Fund, and the Acquiring Entity, on behalf of that Acquiring Fund, agrees in exchange therefor: (a) to deliver to the corresponding Acquired Fund as of the time and date set forth in paragraph 3.1 the number of full and fractional Acquiring Fund Shares of that Acquiring Fund determined by dividing the value of the Acquired Entity’s net assets with respect to the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of Acquiring Fund Shares of that Acquiring Fund (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all Liabilities (as defined in paragraph 1.2) of the corresponding Acquired Fund as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows each Acquired Fund, the corresponding Acquiring Fund and the class of Acquiring Fund Shares to be delivered to the Acquired Fund.

1.2 The property and assets of the Acquired Entity attributable to each Acquired Fund to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The “Liabilities” of each Acquired Fund to be assumed by the corresponding Acquiring Fund consist of all of the liabilities and obligations of the corresponding Acquired Fund, including, without limitation, all indemnification obligations of such Acquired Fund with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date. Each Acquired Fund will promptly assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the corresponding Acquiring Fund, any rights, stock dividends, cash dividends or other securities received by the Acquired Fund after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the corresponding Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Entity on behalf of the corresponding Acquiring Fund.

1.3 Immediately upon delivery to the Acquired Fund of the Acquiring Fund Shares, the Acquired Entity, on behalf of such Acquired Fund, as an initial shareholder of the Acquiring Fund, shall approve the distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Acquiring Fund with respect to the class of Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

1.4 Immediately following the actions contemplated by paragraphs 1.1 and 1.3, the Acquired Entity shall take such actions as may be necessary or appropriate to complete the liquidation of each Acquired Fund. To complete the liquidation, the Acquired Entity, on behalf of each Acquired Fund, shall (a) distribute to the holders of record of Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares of the corresponding Acquiring Fund received by the Acquired Entity, on behalf of that Acquired Fund, pursuant to paragraph 1.1, in complete redemption of such Acquired Fund Shares, and (b) terminate the Acquired Fund in accordance with applicable state law. Such distribution and redemption shall be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares of each Acquiring Fund to be so credited to each of the corresponding Acquired Fund Shareholders holding Acquired Fund Shares of the corresponding Acquired Fund shall be equal to the aggregate net asset value of the Acquired Fund Shares of that Acquired Fund owned by that Acquired Fund Shareholder on the Closing Date. All issued Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund as maintained by the Acquiring Fund’s transfer agent.

1.6 Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of such Acquired Fund. The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.7 As promptly as practicable following the Reorganization of each Acquired Fund, the Acquired Entity will take all necessary action to effect the Acquired Fund’s deregistration as an investment company in accordance with the rules and regulations of the Commission and shall subsequently voluntarily dissolve in accordance with the requirements of [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - Massachusetts] [Transamerica Partners Portfolios - New York].

2.	VALUATION

2.1 The value of the Assets and the amount of the Liabilities of each Acquired Fund shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Acquired Entity Board and the Acquiring Entity Board. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the applicable Acquired Fund.

2.2 The net asset value per share of the Acquiring Fund Shares of each Acquiring Fund shall be determined as of the time for calculation of the applicable Acquiring Fund’s net asset value as set forth in the then-current prospectus for the Acquiring Fund on the Valuation Date, computed using the valuation procedures established by the Acquired Entity Board and the Acquiring Entity Board. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the applicable Acquiring Fund.

3.	CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date with respect to each Reorganization shall be as specified on Exhibit A attached hereto, or such other date as the parties may agree with respect to such Reorganization. All acts taking place at the closing of a Reorganization as provided for in this Agreement with respect to each such Reorganization (a “Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date for such Reorganization unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of [Transamerica Partners Funds Group - 4:30 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as a feeder fund and invests its assets in a master portfolio and 6:00 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as an asset allocation fund and currently invests its assets in various feeder funds] [Transamerica Partners Funds Group II - 5:00 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as a feeder fund and currently invests its assets in a master portfolio and 6:00 p.m. Eastern Time for each Reorganization involving an Acquired Fund that operates as an asset allocation fund and invests its assets in various feeder funds] [Transamerica Partners Portfolios - 5:30 p.m. Eastern Time], or, as to any Reorganization, such later time on that date as the applicable Acquired Fund’s net asset value and/or the net asset value per share of the class of shares of the corresponding Acquiring Fund is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of [TAM, 1801 California St., Suite 5200, Denver, Colorado 80202], or at such other time and/or place as the parties may agree.

3.2 At the Closing of each Reorganization, the Acquired Entity shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the applicable Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the corresponding Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund. The Acquired Entity shall, within one business day after the Closing for each Reorganization, deliver to the applicable Acquiring Entity a certificate of an authorized officer stating that (i) the Assets of the corresponding Acquired Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of that Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Acquired Entity shall direct Transamerica Fund Services, Inc., in its capacity as transfer agent for each Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Entity, within one business day after the Closing of each Reorganization, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder of the applicable Acquired Fund and the number and percentage ownership of the outstanding Acquired Fund Shares owned by each such holder immediately prior to the Closing. At the Closing of each Reorganization, the applicable Acquiring Fund shall deliver to the Secretary of the corresponding Acquired Fund a confirmation evidencing that the appropriate number of Acquiring Fund Shares of the appropriate class have been credited to the Acquired Fund’s account on the books of such Acquiring Fund pursuant to paragraph 1.1. At the applicable Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of such Acquired Fund or such Acquiring Fund is impracticable (in the judgment of the Acquiring Entity

Board with respect to such Acquiring Fund and the Acquired Entity Board with respect to such Acquired Fund), the Closing Date for the applicable Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of each Acquired Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a) Such Acquired Fund is duly established as a series of the Acquired Entity, which is a [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts] [Transamerica Partners Portfolios - trust validly existing and in good standing under the laws of the State of New York], with power under its charter documents, as amended (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign corporation in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act [Transamerica Partners Funds Group and Transamerica Partners Funds Group II only -, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”),] is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - 1933 Act] [Transamerica Partners Portfolios - the Securities Act of 1933, as amended (the “1933 Act”)], the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of such Acquired Fund (true and correct copies of which have been delivered to the Acquiring Entity) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Entity, on behalf of such Acquired Fund, will have good and marketable title to such Acquired Fund’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the corresponding Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of such Acquired Fund, will not result, in a material violation of [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - Massachusetts] [Transamerica Partners Portfolios - New York] law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of such Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of such Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of such Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of such Acquired Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Acquired Entity Board, and those contracts listed in Schedule 4.1) will terminate without liability to such Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of such Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by such Acquired Fund to the corresponding Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by such Acquired Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to such Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquired Fund’s business. The Acquired Entity, on behalf of such Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquired Fund’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of such Acquired Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquired Fund as at the last day of and for the most recently completed fiscal year of such Acquired Fund prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of such Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of such Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in such Acquired Fund’s financial condition, assets, liabilities or business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by such Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by holders of such Acquired Fund shall not constitute a material adverse change.

(k) All federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquired Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquired Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l) [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - Such Acquired Fund is a separate series of the Acquired Entity that is treated as a corporation separate from any and all other series of the Acquired Entity under Section 851(g) of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), such Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), such Acquired Fund will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such Acquired Fund will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation (including the calendar year that includes the Closing Date), such Acquired Fund will have made such distributions, on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, such Acquired Fund will not have any unpaid tax liability under Section 4982 of the Code.] [Transamerica Partners Portfolios - Such Acquired Fund is a separate series of the Acquired Entity that is treated as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes, has been properly treated as a partnership since its formation, and has never filed an election to be treated as an entity other than a partnership for U.S. federal income tax purposes. [No Acquired Fund Shareholder is a “C corporation” within the meaning of Treasury Regulations Section 1.337(d)-7(a)(2)(i), a partnership in which such a C corporation is a direct or indirect partner, or a grantor trust or other disregarded entity owned, directly or indirectly, by such a C corporation.]

(m) All issued and outstanding Acquired Fund Shares of such Acquired Fund are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares of such Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of such Acquired Fund, as provided in paragraph 3.3. Such Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares of such Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund Shares of such Acquired Fund.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of such Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of such Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Acquired Entity, on behalf of such Acquired Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to such Acquired Fund, from the effective date of the Registration Statement through the date of the meeting of holders of the Acquired Fund contemplated herein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, for use therein), and (ii) comply in all material respects with the provisions of the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2 Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of each Acquiring Fund, represents and warrants to the Acquired Entity and the corresponding Acquired Fund as follows:

(a) Such Acquiring Fund is duly established as a series of the Acquiring Entity, which is a statutory trust validly existing and in good standing under the laws of the State of Delaware, with the power under the Acquiring Entity’s Declaration of Trust, as amended (the “Acquiring Entity Charter”), to own all of the assets of such Acquiring Fund and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of such Acquiring Fund (true and correct copies of which have been delivered to the Acquired Entity) and each prospectus and statement of additional information of such Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) Such Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of such Acquiring Fund, will not result, in a material violation of Delaware law or the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of such Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of such Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of such Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to such Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquiring Fund’s business. The Acquiring Entity, on behalf of such Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquiring Fund’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of such Acquiring Fund.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquiring Fund as at the last day of and for the most recently completed fiscal year of such Acquiring Fund prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of such Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since the last day of the most recently completed fiscal year of such Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in such Acquiring Fund’s financial condition, assets, liabilities or business, or any incurrence by such Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by such Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by holders of such Acquiring Fund shall not constitute a material adverse change.

(i) All federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquiring Fund required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquiring Fund on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(j) Such Acquiring Fund is a separate series of the Acquiring Entity that is treated as a corporation separate from any and all other series of the Acquiring Entity under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), such Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, such Acquiring Fund will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date such Acquiring Fund will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, such Acquiring Fund will have made such distributions as are necessary so that for all calendar years ending prior to the Closing Date such Acquiring Fund will not have any unpaid tax liability under Section 4982 of the Code.

(k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. Such Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Entity, for the account of the Acquired Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Acquiring Entity.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of such Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of such Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Acquiring Entity, on behalf of such Acquiring Fund, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to such Acquiring Fund, from the effective date of the Registration Statement through the date of the meeting of holders of the corresponding Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(o) The Post-Effective Amendments (as defined in paragraph 5.10) to be filed by the Acquiring Entity, insofar as they relate to such Acquiring Fund, pursuant to this Agreement will, on the effective date of the Post-Effective Amendments, comply in all material respects with the 1940 Act and the rules and regulations thereunder.

5.	COVENANTS

The Acquired Entity, on behalf of each Acquired Fund, and the Acquiring Entity, on behalf of each Acquiring Fund, respectively, hereby further covenant as follows:

5.1 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquiring Fund Shares to be acquired by such Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Acquired Entity, on behalf of each Acquired Fund, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4 Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 Each of the Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6 The Acquired Entity, on behalf of each Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the corresponding Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7 The Acquiring Entity, on behalf of each Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8 The Acquired Entity will call a meeting of the holders of such Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.9 The Acquiring Entity, on behalf of such Acquiring Fund, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of such Acquired Fund, will provide to the Acquiring Entity such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.10 The Acquiring Entity, on behalf of each Acquiring Fund, shall prepare and file one or more post-effective amendments to its registration statement on Form N-1A (the “Post-Effective Amendments”) to become effective on or before the Closing Date to register the Acquiring Fund Shares under the 1933 Act and the 1940 Act.

[5.11 Transamerica Partners Portfolios - After the liquidation of the Acquired Fund, its final tax return and required information returns shall be filed in a timely manner, and such returns shall include a deemed-sale election under Treasury Regulations §§ 1.337(d)-7(c)(5) and -7(e) and shall properly reflect allocation of net gain recognized by the Acquired Fund on the deemed sale.]

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of the Acquired Entity, on behalf of each Acquired Fund, to consummate the Reorganization of such Acquired Fund shall be subject, at the Acquired Entity’s election, to the following conditions with respect to the applicable Acquired Fund:

6.1 All representations and warranties of the Acquiring Entity, on behalf of such Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Entity, on behalf of such Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of such Acquiring Fund, on or before the Closing Date.

6.3 The Acquiring Entity, on behalf of such Acquiring Fund, shall have executed and delivered an assumption of the Liabilities of the corresponding Acquired Fund and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) such Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Acquiring Entity, on behalf of such Acquiring Fund, shall have delivered to such Acquired Fund a certificate executed in the name of the Acquiring Entity, on behalf of such Acquiring Fund, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5 The Acquiring Entity, on behalf of such Acquiring Fund, and the Acquired Entity, on behalf of the corresponding Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of the Acquiring Entity, on behalf of each Acquiring Fund, to consummate the Reorganization of the corresponding Acquiring Fund shall be subject, at the Acquiring Entity’s election, to the following conditions with respect to the applicable Acquiring Fund:

7.1 All representations and warranties of the Acquired Entity, on behalf of such Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Acquired Entity, on behalf of such Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of such Acquired Fund, on or before the Closing Date.

7.3 The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of such Acquiring Fund, a Statement of Assets and Liabilities of such Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of such Acquired Fund. The Acquired Entity, on behalf of such Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Acquired Entity, on behalf of such Acquired Fund, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of such Acquired Fund, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5 The Acquired Entity, on behalf of such Acquired Fund, and the Acquiring Entity, on behalf of such Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued by such Acquiring Fund in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH CORRESPONDING ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of each Acquired Fund, or the Acquiring Entity, on behalf of the corresponding Acquiring Fund, the other party to this Agreement shall be entitled on behalf of the corresponding Acquired Fund or Acquiring Fund, as applicable, at its option, to [Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.7)] refuse to consummate the transactions contemplated by this Agreement with respect to the applicable Acquired Fund and its corresponding Acquiring Fund:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of such Acquired Fund, in accordance with the provisions of the Acquired Entity Charter, the by-laws of the Acquired Entity, and applicable state law, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.1.

8.2 On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to such Acquired Fund, or the Acquiring Entity, with respect to such Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of such Acquiring Fund or such Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending. The Post-Effective Amendments shall have become effective, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5 The Acquiring Entity, on behalf of each Acquiring Fund, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Acquired Fund, and its authorized officers: (a) the Acquired Entity is a [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - business trust validly existing under the laws of the Commonwealth of Massachusetts] [Transamerica Partners Portfolios - trust validly existing under the laws of the State of New York] ; (b) the Acquired Entity, with respect to the corresponding Acquired Fund, has the power as a corporation to carry on its business as presently conducted in accordance with the description thereof in the Acquired Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and delivered by the Acquired Entity, on behalf of the corresponding Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the corresponding Acquired Fund, enforceable against the Acquired Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the by-laws of the Acquired Entity. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

8.6 The Acquired Entity, on behalf of each Acquired Fund, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the corresponding Acquiring Fund and its authorized officers: (a) the Acquiring Entity is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Entity, with respect to the corresponding Acquiring Fund, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquiring Entity, on behalf of the corresponding Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the corresponding Acquiring Fund, enforceable against the Acquiring Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

[Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - 8.7 The parties shall have received the opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Acquired Entity, on behalf of the applicable Acquired Fund, the Acquiring Entity, on behalf of the applicable Acquiring Fund, and their respective authorized officers, (i) the applicable Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and the corresponding Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by such Acquiring Fund upon receipt of the Assets of the corresponding Acquired Fund solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Entity, on behalf of the Acquiring Fund, such Acquiring Fund of the Liabilities of the applicable Acquired Fund as part of the Reorganization; (iii) the tax basis in the hands of such Acquiring Fund of the Assets of the corresponding Acquired Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; (iv) the holding period of each Asset in the hands of such Acquiring Fund, other than Assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by such Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by such Acquired Fund upon the transfer of its Assets to the corresponding Acquiring Fund in the Reorganization solely in exchange for the applicable Acquiring Fund Shares and the assumption by the Acquiring Entity, on behalf of the Acquiring Fund of the Liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its holders in complete liquidation, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Acquired Fund’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (vi) no gain or loss will be recognized by the Acquired Fund Shareholders of such Acquired Fund upon the exchange of their Acquired Fund Shares solely for the Acquiring Fund Shares of the corresponding Acquiring Fund as part of the Reorganization; (vii) the aggregate tax basis of the Acquiring Fund Shares that each Acquired Fund Shareholder of the applicable Acquired Fund receives in the Reorganization will be the same as the aggregate tax basis of his or her Acquired Fund Shares exchanged therefor; and (viii) each Acquired Fund Shareholder’s holding period for his or her Acquiring Fund Shares will include the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held such Acquired Fund Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by Morgan, Lewis & Bockius LLP of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.7.]

9.	INDEMNIFICATION

9.1 The Acquiring Entity, out of each Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of an Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquiring Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Entity, out of each Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of an Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKER FEES AND EXPENSES

10.1 The Acquiring Entity, on behalf of each Acquiring Fund, and the Acquired Entity, on behalf of each Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The costs of the Reorganizations will be shared equally by TAM and the Acquiring Funds and Acquired Funds in accordance with an allocation approved by the Acquired Entity and Acquiring Entity Boards. [Transamerica Partners Funds Group and Transamerica Partners Funds Group II - Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.] [Transamerica Partners Portfolios - Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent an Acquiring Fund from being treated as a “regulated investment company” under the Code.]

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of an Acquiring Fund or an Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of each Acquiring Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Acquiring Fund or Acquired Fund at any time prior to the Closing Date with respect to the applicable Reorganization by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Acquiring Fund or such Acquired Fund, respectively. Any such termination resolution will be effective when communicated to the other party. The termination of this Agreement with respect to an Acquired Fund or its corresponding Acquiring Fund shall not affect the continued effectiveness of this Agreement with respect to any other Acquired Fund or Acquiring Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity and the Acquiring Entity; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.8 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such holders without their further approval.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 The warranties, representations and agreements contained in this Agreement made by the Acquired Entity, on behalf of each of the Acquired Funds, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Acquiring Entity, on behalf of each of the Acquiring Funds, are made on a several (and not joint, or joint and several) basis.

[Transamerica Partners Funds Group and Transamerica Partners Funds Group II only - 15.6 The Acquired Entity Charter is on file with the Secretary of State of the Commonwealth of Massachusetts. Consistent with the Acquired Entity Charter, the obligations of the Acquired Entity with respect to any Acquired Fund entered into in the name or on behalf the Acquired Entity by any of its board members, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Acquired Entity personally, but bind only the assets of the Acquired Entity belonging to the applicable Acquired Fund, and all persons dealing with any series or funds of Acquired Entity must look solely to the assets of the Acquired Entity belonging to such series or fund for the enforcement of any claims against the Acquired Entity.]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

TRANSAMERICA FUNDS, on behalf of each of its series listed in Exhibit A attached hereto

By:

Name:

Title:

[TRANSAMERICA PARTNERS FUNDS GROUP/ TRANSAMERICA PARTNERS FUNDS GROUP II/TRANSAMERICA PARTNERS PORTFOLIOS], on behalf of each of its series listed in Exhibit A attached hereto

By:

Name:

Title:

Exhibit A

Acquired Fund	Acquiring Fund/Class	Closing Date
[Acquired Fund]	[Acquiring Fund] [Class]

[Acquired Fund]	[Acquiring Fund] [Class]

[Acquired Fund]	[Acquiring Fund] [Class]

[Acquired Fund]	[Acquiring Fund] [Class]

SCHEDULE 4.1

SCHEDULE 4.2